UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2016

Item 1. Reports to Stockholders.

December 31, 2016

Semi Annual Report

Integrity Discovery Fund

Integrity Mid-Cap Value Fund

Integrity Small-Cap Value Fund

Integrity Small/Mid-Cap Value Fund

Munder Multi-Cap Fund

S&P 500 Index Fund

Munder Mid-Cap Core Growth Fund

Munder Small Cap Growth Fund

Trivalent Emerging Markets Small-Cap Fund

Trivalent International Fund-Core Equity

Trivalent International Small-Cap Fund

INCORE Total Return Bond Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Table of Contents

Shareholder Letter	5
Financial Statements
Integrity Discovery Fund
Schedule of Portfolio Investments	6
Statement of Assets and Liabilities	80
Statement of Operations	84
Statements of Changes in Net Assets	88-90
Financial Highlights	101-104
Integrity Mid-Cap Value Fund
Schedule of Portfolio Investments	10
Statement of Assets and Liabilities	80
Statement of Operations	84
Statements of Changes in Net Assets	88-90
Financial Highlights	105-107
Integrity Small-Cap Value Fund
Schedule of Portfolio Investments	14
Statement of Assets and Liabilities	80
Statement of Operations	84
Statements of Changes in Net Assets	88-90
Financial Highlights	108-112
Integrity Small/Mid-Cap Value Fund
Schedule of Portfolio Investments	18
Statement of Assets and Liabilities	81
Statement of Operations	85
Statements of Changes in Net Assets	91-93
Financial Highlights	113-115
Munder Multi-Cap Fund
Schedule of Portfolio Investments	22
Statement of Assets and Liabilities	81
Statement of Operations	85
Statements of Changes in Net Assets	91-93
Financial Highlights	116-119
S&P 500 Index Fund
Schedule of Portfolio Investments	25
Statement of Assets and Liabilities	81
Statement of Operations	85
Statements of Changes in Net Assets	91-93
Financial Highlights	120-122
Munder Mid-Cap Core Growth Fund
Schedule of Portfolio Investments	37
Statement of Assets and Liabilities	82
Statement of Operations	86
Statements of Changes in Net Assets	94-96
Financial Highlights	123-127

Table of Contents (continued)

Munder Small Cap Growth Fund
Schedule of Portfolio Investments	40
Statement of Assets and Liabilities	82
Statement of Operations	86
Statements of Changes in Net Assets	94-96
Financial Highlights	128-130
Trivalent Emerging Markets Small-Cap Fund
Schedule of Portfolio Investments	44
Statement of Assets and Liabilities	82
Statement of Operations	86
Statements of Changes in Net Assets	94-96
Financial Highlights	131-132
Trivalent International Fund-Core Equity
Schedule of Portfolio Investments	51
Statement of Assets and Liabilities	83
Statement of Operations	87
Statements of Changes in Net Assets	97-99
Financial Highlights	133-137
Trivalent International Small-Cap Fund
Schedule of Portfolio Investments	63
Statement of Assets and Liabilities	83
Statement of Operations	87
Statements of Changes in Net Assets	97-99
Financial Highlights	138-142
INCORE Total Return Bond Fund
Schedule of Portfolio Investments	73
Statement of Assets and Liabilities	83
Statement of Operations	87
Statements of Changes in Net Assets	97-99
Statement of Cash Flows	100
Financial Highlights	143-146
Notes to Financial Statements	147
Supplemental Information
Trustee and Officer Information	168
Proxy Voting and Form N-Q Information	171
Expense Examples	171
Portfolio Holdings	175
Advisory Contract Approval	177

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Funds Letter to Shareholders

(Unaudited)

Dear Shareholder,

There's never a dull moment. Perhaps that's the one certainty that investors can take away in a world of uncertainty, where political and economic risks appear to be in a constant state of elevation. We perpetually seem to be waiting for the next big surprise.

Maybe that's a reflection of an aging bull market seven-plus years after the Global Financial Crisis, a truly seminal event for investors still fresh for many of us. Or maybe it's persistent worries over growth rates in emerging markets or the specter of rising U.S. interest rates that finally appears to be coming to fruition.

There are plenty of other issues to ponder as well. Investors have had to grapple with the fallout from the Brexit referendum, the surprising results of the U.S. presidential election, and even negative bond yields in several major global developed markets. All this activity simply underscores that investing today is no easy task, and there are many cross-currents that need deciphering.

Yet despite all the question marks and the now-fashionable anti-globalization rhetoric, it's important to remember that equity markets in the U.S., key global developed markets, and emerging markets all moved higher during the course of 2016. In fact, as 2016 drew to a close there was a fair bit of encouraging economic news. Domestically, we are benefitting from relatively strong personal consumption, continuing job creation, and even some wage growth. Solid employment and healthier finances are underpinning household spending, and the prospect of less regulation and fiscal stimulus in the U.S. helped fuel a robust post-U.S. election rally. Equities certainly ushered in 2017 on a positive note. Nevertheless, more volatility should be expected, and catalysts could come domestically or from any corner of the globe.

While markets will continue to provide tactical challenges for investors, we believe that maintaining a long-term view and maintaining a portfolio that is diversified across strategies and asset classes is still appropriate for investors seeking to weather market turbulence and achieve goals. Of this thinking, we have no doubt.

To help investors maintain their longer-term conviction, we are committed to offering an eclectic mix of investment products. In conjunction with our efforts, in July 2016 Victory Capital completed its acquisition of RS Investments (including the recently renamed Sophus Capital). The acquisition expands Victory Capital's multi-boutique model to include 11 distinct investment franchises with $54.9 billion in assets under management and advisement as of December 31, 2016.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
Victory Funds

Victory Portfolios Integrity Discovery Fund	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.3%)
Banks (25.2%):
Atlantic Capital Bancshares, Inc. (a)	52,865	$1,004
Bank of Marin Bancorp	7,934	553
Berkshire Hills Bancorp, Inc.	28,455	1,049
Bridge Bancorp, Inc.	31,076	1,178
Centerstate Banks, Inc.	77,265	1,945
Enterprise Financial Services Corp.	47,355	2,036
FB Financial Corp. (a)	32,749	850
Financial Institutions, Inc.	48,810	1,669
First BanCorp	55,725	1,512
First Financial Northwest, Inc.	28,730	567
First Foundation, Inc. (a)	22,975	655
First Internet Bancorp	43,040	1,377
Franklin Financial Network, Inc. (a)	38,749	1,622
Green Bancorp, Inc. (a)	68,515	1,041
Guaranty Bancorp	48,085	1,164
HarborOne BanCorp, Inc. (a)	49,425	956
Heritage Commerce Corp.	91,555	1,321
Heritage Financial Corp.	70,870	1,825
Hometrust Bancshares, Inc. (a)	65,580	1,699
Horizon BanCorp Indiana	49,710	1,392
Independent Bank Corp.	80,470	1,746
Independent Bank Group, Inc.	19,048	1,189
Opus Bank	33,730	1,014
Pacific Premier Bancorp, Inc. (a)	56,760	2,006
Peoples BanCorp, Inc.	40,200	1,305
People's Utah Bancorp	36,550	981
Seacoast Banking Corp. of Florida (a)	95,237	2,101
Southwest BanCorp, Inc.	49,672	1,440
State Bank Financial Corp.	75,659	2,032
Stonegate Bank	47,315	1,974
Trico Bancshares	43,400	1,483
Univest Corp. of Pennsylvania	69,830	2,159
Washington Trust BanCorp, Inc.	25,056	1,404
		46,249
Capital Markets (2.2%):
Cowen Group, Inc., Class A (a) (b)	85,559	1,326
Diamond Hill Investment Group, Inc.	5,386	1,133
Ladenburg Thalmann Financial Services, Inc. (a)	425,653	1,039
Manning & Napier, Inc.	68,500	517
		4,015
Consumer Discretionary (14.0%):
Arctic Cat, Inc. (a)	54,540	819
Carrols Restaurant Group, Inc. (a)	127,786	1,949
Century Communities, Inc. (a)	62,421	1,311
Entercom Communications Corp.	124,269	1,901
Entravision Communications Corp.	124,921	874

See notes to financial statements.

Victory Portfolios Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Gray Television, Inc. (a)	142,728	$1,549
Hibbett Sports, Inc. (a)	18,103	675
Iconix Brand Group, Inc. (a)	110,959	1,036
M/I Homes, Inc. (a)	57,723	1,453
Malibu Boats, Inc., Class A (a)	72,525	1,384
Marcus Corp.	60,630	1,910
MarineMax, Inc. (a)	70,878	1,371
Modine Manufacturing Co. (a)	107,840	1,607
Perry Ellis International, Inc. (a)	48,232	1,202
Pinnacle Entertainment, Inc. (a)	108,720	1,576
Ruth's Hospitality Group, Inc.	78,771	1,442
Spartan Motors, Inc.	83,629	774
Sportsman's Warehouse Holdings, Inc. (a) (b)	138,208	1,298
The Finish Line, Inc., Class A	13,011	245
Tower International, Inc.	60,165	1,705
		26,081
Consumer Finance (0.7%):
Ezcorp, Inc. (a)	128,800	1,372
Energy (6.6%):
Bill Barrett Corp. (a) (b)	173,121	1,210
Earthstone Energy, Inc. (a) (b)	83,800	1,151
Mammoth Energy Services, Inc. (a)	28,055	426
Matrix Service Co. (a)	62,184	1,412
Natural Gas Services Group, Inc. (a)	44,092	1,418
Newpark Resources, Inc. (a)	179,470	1,346
Pioneer Energy Services Corp. (a)	186,274	1,276
Ring Energy, Inc. (a)	137,279	1,784
Sanchez Energy Corp. (a) (b)	182,729	1,650
TETRA Technologies, Inc. (a)	122,702	616
		12,289
Health Care (7.1%):
Addus HomeCare Corp. (a)	62,032	2,174
AtriCure, Inc. (a)	68,674	1,344
Capital Senior Living Corp. (a)	78,326	1,257
LHC Group, Inc. (a)	51,259	2,343
Merit Medical Systems, Inc. (a)	75,662	2,005
Orthofix International NV (a)	31,006	1,122
PharMerica Corp. (a)	47,085	1,184
RTI Surgical, Inc. (a)	244,486	795
US Physical Therapy, Inc.	14,206	997
		13,221
Industrials (14.3%):
ArcBest Corp.	40,956	1,132
Babcock & Wilcox Enterprises, Inc. (a)	61,100	1,014
Ceco Environmental Corp.	102,255	1,426
Columbus McKinnon Corp.	45,230	1,223
Covenant Transport Group, Inc., Class A (a)	71,789	1,389
CRA International, Inc.	26,105	955

See notes to financial statements.

Victory Portfolios Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CSW Industrials, Inc. (a)	41,700	$1,537
Dxp Enterprise, Inc. (a)	47,095	1,636
Echo Global Logistics, Inc. (a)	61,624	1,543
Engility Holdings, Inc. (a)	18,608	627
Federal Signal Corp.	130,145	2,032
Global Brass & Copper Holdings, Inc.	36,490	1,252
Great Lakes Dredge & Dock Corp. (a)	266,165	1,118
Manitex International, Inc. (a)	109,675	752
Mercury Systems, Inc. (a)	41,602	1,257
MYR Group, Inc. (a)	17,710	667
MYR Group, Inc. (a)	14,307	539
NN, Inc.	87,121	1,660
Park-Ohio Holdings Corp.	29,848	1,272
PGT, Inc. (a)	100,715	1,153
SP Plus Corp. (a)	28,616	806
Titan International, Inc.	130,360	1,461
		26,451
Information Technology (10.4%):
ADTRAN, Inc.	42,103	941
Applied Optoelectronics, Inc. (a) (b)	50,126	1,175
Axcelis Technologies, Inc. (a)	112,542	1,636
Cohu, Inc.	78,684	1,094
Exar Corp. (a)	124,828	1,345
FormFactor, Inc. (a)	123,570	1,383
GigPeak, Inc. (a)	530,551	1,337
Harmonic, Inc. (a)	222,014	1,110
Ichor Holdings Ltd. (a)	103,962	1,125
IXYS Corp.	96,349	1,147
MaxLinear, Inc., Class A (a)	24,159	527
Nanometrics, Inc. (a)	48,669	1,220
Neophotonics Corp. (a)	88,412	956
Oclaro, Inc. (a)	80,311	719
PC-Telephone, Inc.	77,550	417
Photronics, Inc. (a)	99,340	1,123
TTM Technologies, Inc. (a)	44,499	607
Ultra Clean Holdings, Inc. (a)	118,189	1,146
		19,008
Insurance (1.7%):
Hci Group, Inc. (b)	30,080	1,188
State National Companies, Inc.	76,115	1,055
Stewart Information Services	17,600	811
		3,054
Materials (2.8%):
Century Aluminum Co. (a)	117,065	1,002
Haynes International, Inc.	27,510	1,183
Real Industry, Inc. (a)	98,980	604
Ryerson Holding Corp. (a)	67,100	896
Schnitzer Steel Industries, Inc.	55,560	1,427
		5,112

See notes to financial statements.

Victory Portfolios Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (5.9%):
Bluerock Residential Growth REIT, Inc.	79,060	$1,085
CareTrust REIT, Inc.	75,035	1,150
Cedar Realty Trust, Inc.	229,700	1,500
First Potomac Realty Trust	146,445	1,607
Independence Realty Trust, Inc. (b)	137,255	1,224
MedEquities Realty Trust, Inc.	95,205	1,057
Monmouth Real Estate Investment Corp., Class A	121,345	1,848
NexPoint Residential Trust, Inc.	64,945	1,451
		10,922
Thrifts & Mortgage Finance (5.4%):
First Defiance Financial Corp.	28,780	1,460
Oceanfirst Financial Corp.	70,500	2,118
Territorial BanCorp, Inc.	36,785	1,208
United Community Financial Corp.	149,905	1,340
United Financial Bancorp, Inc.	110,990	2,016
Walker & Dunlop, Inc. (a)	34,405	1,073
WSFS Financial Corp.	16,276	754
		9,969
Total Common Stocks (Cost $140,823)		177,743
Collateral for Securities Loaned (3.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (c)	2,784,910	2,785
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (c)	3,677,915	3,678
Total Collateral for Securities Loaned (Cost $6,463)		6,463
Total Investments (Cost $147,286) — 99.8%		184,206
Other assets in excess of liabilities — 0.2%		338
NET ASSETS — 100.00%		$184,544

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.7%)
Consumer Discretionary (9.4%):
Aramark	9,123	$325
Brunswick Corp.	5,237	286
Coach, Inc.	7,102	249
D.R. Horton, Inc.	12,243	335
Live Nation Entertainment, Inc. (a)	12,711	338
Macy's, Inc.	8,291	297
MGM Resorts International (a)	8,274	239
PVH Corp.	2,326	210
Royal Caribbean Cruises Ltd.	3,484	286
TEGNA, Inc.	14,191	304
The Goodyear Tire & Rubber Co.	8,378	259
Wyndham Worldwide Corp.	3,327	254
		3,382
Consumer Staples (2.0%):
Constellation Brands, Inc., Class A	1,587	243
Hormel Foods Corp.	6,664	232
Whole Foods Market, Inc.	8,324	256
		731
Energy (9.0%):
Baker Hughes, Inc.	7,079	460
Carrizo Oil & Gas, Inc. (a)	8,160	305
Cimarex Energy Co.	2,105	286
Diamondback Energy, Inc. (a)	2,910	294
EQT Corp.	3,783	247
Nabors Industries Ltd.	23,795	390
Noble Energy, Inc.	7,963	303
Oasis Petroleum, Inc. (a)	21,699	330
PDC Energy, Inc. (a)	3,906	283
Synergy Resources Corp. (a)	35,153	313
		3,211
Financials (21.2%):
Ally Financial, Inc.	20,197	384
American Financial Group, Inc.	4,509	397
Arch Capital Group Ltd. (a)	5,128	442
Assurant, Inc.	3,598	334
Cincinnati Financial Corp.	3,955	300
Fifth Third Bancorp	18,194	491
FNF Group	9,678	329
Hartford Financial Services Group, Inc.	9,441	449
Huntington Bancshares, Inc.	34,660	458
Invesco Ltd.	13,589	413
Lincoln National Corp.	6,197	411
Lpl Financial Holdings, Inc.	5,750	202
PacWest Bancorp	6,537	356

See notes to financial statements.

Victory Portfolios Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	4,964	$344
Regions Financial Corp.	32,869	472
SunTrust Banks, Inc.	8,140	446
Synovus Financial Corp.	9,022	371
Unum Group	7,857	345
Voya Financial, Inc.	6,685	262
Zions Bancorp	8,380	361
		7,567
Health Care (3.9%):
Boston Scientific Corp. (a)	9,474	205
Hill-Rom Holdings, Inc.	5,226	293
Laboratory Corp. of America Holdings (a)	2,319	298
Molina Healthcare, Inc. (a)	3,190	173
Perrigo Co. PLC	2,687	224
The Cooper Cos., Inc.	1,297	227
		1,420
Industrials (12.6%):
Avis Budget Group, Inc. (a)	6,510	239
BWX Technologies, Inc.	5,536	220
Cummins, Inc.	2,242	306
EMCOR Group, Inc.	3,927	278
EnerSys	3,040	237
Genesee & Wyoming, Inc., Class A (a)	3,582	249
Huntington Ingalls Industries, Inc.	1,630	300
ITT, Inc.	5,866	226
JetBlue Airways Corp. (a)	20,057	450
Manitowoc Foodservice, Inc. (a)	13,422	259
Old Dominion Freight Line, Inc. (a)	3,543	303
Owens Corning, Inc.	4,231	218
Regal Beloit Corp.	3,141	218
Stanley Black & Decker, Inc.	2,682	309
United Continental Holdings, Inc. (a)	5,505	401
USG Corp. (a)	8,500	246
		4,459
Information Technology (12.5%):
Applied Materials, Inc.	5,186	167
ARRIS International PLC (a)	10,155	306
Arrow Electronics, Inc. (a)	3,394	242
Avnet, Inc.	7,741	368
CDW Corp. of Delaware	5,003	261
Ciena Corp. (a)	13,360	326
CommScope Holding Co., Inc. (a)	8,408	313
Cypress Semiconductor Corp.	26,705	306
Flextronics International Ltd. (a)	25,471	366
Marvell Technology Group Ltd.	25,986	360
Micron Technology, Inc. (a)	17,923	392

See notes to financial statements.

Victory Portfolios Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
ON Semiconductor Corp. (a)	27,411	$350
Symantec Corp.	11,303	270
Western Digital Corp.	6,615	449
		4,476
Materials (6.7%):
Albemarle Corp.	3,386	292
Allegheny Technologies, Inc. (b)	14,444	230
Freeport-McMoRan, Inc. (a)	14,168	187
Huntsman Corp.	10,591	202
Martin Marietta Materials, Inc.	1,177	261
Nucor Corp.	3,773	225
Steel Dynamics, Inc.	6,354	226
Trinseo SA	4,762	282
U.S. Steel Corp. (b)	8,098	267
Westlake Chemical Corp.	4,132	231
		2,403
Real Estate (9.2%):
American Campus Communities, Inc.	6,647	331
DDR Corp.	17,488	267
Duke Realty Investments, Inc.	15,992	424
Forest City Realty Trust, Inc., Class A	12,910	269
General Growth Properties, Inc.	9,082	227
Host Hotels & Resorts, Inc.	18,317	345
Mack Cali Realty Corp.	5,787	168
Mid-America Apartment Communities, Inc.	4,073	399
Prologis, Inc.	6,981	369
Welltower, Inc.	7,227	483
		3,282
Telecommunication Services (0.7%):
CenturyLink, Inc.	10,605	252
Utilities (8.5%):
Alliant Energy Corp.	7,065	268
Atmos Energy Corp.	2,808	208
Calpine Corp. (a)	21,568	247
DTE Energy Co.	4,120	406
Edison International	4,253	306
FirstEnergy Corp.	8,372	259
Great Plains Energy, Inc.	10,932	299
Pinnacle West Capital Corp.	4,447	347
PPL Corp.	13,678	466
UGI Corp.	5,687	262
		3,068
Total Common Stocks (Cost $29,710)		34,251

See notes to financial statements.

Victory Portfolios Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (1.3%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (c)	199,211	$199
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (c)	263,089	263
Total Collateral for Securities Loaned (Cost $462)		462
Total Investments (Cost $30,172) — 97.0%		34,713
Other assets in excess of liabilities — 3.0%		1,070
NET ASSETS — 100.00%		$35,783

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Integrity Small-Cap Value Fund	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)
Banks (20.3%):
BancorpSouth, Inc.	856,400	$26,591
BankUnited, Inc.	793,140	29,893
Banner Corp.	388,278	21,670
Central Pacific Financial Corp.	655,440	20,594
Customers BanCorp, Inc. (a)	273,300	9,790
First Commonwealth Financial Corp.	859,130	12,182
First Financial Bancorp	778,976	22,162
First Hawaiian, Inc.	361,400	12,584
First Horizon National Corp.	1,231,668	24,646
Hancock Holding Co.	489,465	21,096
Hope Bancorp, Inc.	823,900	18,035
IBERIABANK Corp.	239,600	20,067
International Bancshares Corp.	562,585	22,953
Old National Bancorp	1,244,919	22,595
PacWest Bancorp	492,300	26,801
State Bank Financial Corp.	478,470	12,852
Synovus Financial Corp.	1,031,171	42,360
United Community Banks, Inc.	1,335,285	39,550
Westamerica BanCorp (b)	352,455	22,180
Western Alliance Bancorp (a)	743,287	36,206
		464,807
Capital Markets (2.2%):
Investment Technology Group, Inc.	589,525	11,637
Lpl Financial Holdings, Inc.	327,900	11,545
Stifel Financial Corp. (a)	569,700	28,457
		51,639
Consumer Discretionary (7.6%):
CalAtlantic Group, Inc.	527,702	17,947
Caleres, Inc.	648,504	21,284
Cooper Tire & Rubber Co.	500,835	19,457
Dana Holding Corp.	351,600	6,673
DeVry Education Group, Inc.	331,300	10,337
Express, Inc. (a)	529,900	5,702
Genesco, Inc. (a)	227,100	14,103
Gray Television, Inc. (a)	1,246,250	13,522
Ilg, Inc.	873,600	15,873
Modine Manufacturing Co. (a)	1,089,903	16,240
Penn National Gaming, Inc. (a)	1,279,115	17,639
The Finish Line, Inc., Class A	268,960	5,059
TRI Pointe Group, Inc. (a)	1,071,700	12,303
		176,139
Consumer Staples (2.5%):
B&G Foods, Inc.	338,600	14,831
Casey's General Stores, Inc.	129,250	15,365
Cott Corp.	1,497,560	16,967
United Natural Foods, Inc. (a)	261,300	12,469
		59,632

See notes to financial statements.

Victory Portfolios Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (6.2%):
Callon Petroleum Co. (a)	663,900	$10,204
Carrizo Oil & Gas, Inc. (a)	414,426	15,479
Matador Resources Co. (a)	452,550	11,658
Nabors Industries Ltd.	1,032,400	16,931
Oasis Petroleum, Inc. (a)	1,588,050	24,043
PDC Energy, Inc. (a)	181,420	13,167
Rice Energy, Inc. (a)	432,680	9,238
Rsp Permian, Inc. (a)	421,170	18,793
Synergy Resources Corp. (a) (b)	1,523,430	13,574
Whiting Petroleum Corp. (a) (b)	732,720	8,807
		141,894
Health Care (4.5%):
Charles River Laboratories International, Inc. (a)	176,060	13,414
CONMED Corp.	281,100	12,417
Haemonetics Corp. (a)	291,600	11,722
Hill-Rom Holdings, Inc.	203,500	11,424
Impax Laboratories, Inc. (a)	497,700	6,595
Magellan Health, Inc. (a)	211,352	15,904
Molina Healthcare, Inc. (a)	193,597	10,505
PharMerica Corp. (a)	553,134	13,911
Select Medical Holdings Corp. (a)	668,200	8,854
		104,746
Industrials (17.4%):
Aerojet Rocketdyne Holdings, Inc. (a)	931,361	16,718
BWX Technologies, Inc.	389,340	15,457
Deluxe Corp.	161,581	11,571
EMCOR Group, Inc.	415,868	29,427
EnerSys	242,245	18,919
Engility Holdings, Inc. (a)	433,154	14,597
Esterline Technologies Corp. (a)	242,597	21,640
General Cable Corp.	1,197,370	22,810
Genesee & Wyoming, Inc., Class A (a)	290,860	20,188
Harsco Corp.	1,113,630	15,145
Hawaiian Holdings, Inc. (a)	284,930	16,241
Hub Group, Inc., Class A (a)	384,410	16,818
ITT, Inc.	396,400	15,289
Manitowoc Foodservice, Inc. (a) (b)	627,000	12,120
Meritor, Inc. (a)	1,511,430	18,772
Regal Beloit Corp.	163,100	11,295
Saia, Inc. (a)	390,030	17,220
SkyWest, Inc.	499,520	18,208
Swift Transportation Co. (a) (b)	784,300	19,106
The Greenbrier Cos., Inc. (b)	363,700	15,112
Univar, Inc. (a)	683,000	19,377
USG Corp. (a)	504,500	14,570
Xpo Logistics, Inc. (a) (b)	475,400	20,518
		401,118

See notes to financial statements.

Victory Portfolios Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (11.9%):
ADTRAN, Inc.	633,570	$14,160
Advanced Micro Devices, Inc. (a)	2,347,100	26,616
Benchmark Electronics, Inc. (a)	662,985	20,221
Brooks Automation, Inc.	1,131,908	19,322
CACI International, Inc., Class A (a)	187,900	23,356
Ciena Corp. (a)	1,041,189	25,416
Cypress Semiconductor Corp. (b)	1,755,050	20,078
Diodes, Inc. (a)	828,800	21,275
Entegris, Inc. (a)	966,660	17,303
Littelfuse, Inc.	74,778	11,349
Plexus Corp. (a)	455,768	24,630
Tech Data Corp. (a)	217,427	18,412
TTM Technologies, Inc. (a)	876,300	11,944
Vishay Intertechnology, Inc.	1,322,294	21,421
		275,503
Insurance (5.6%):
American Equity Investment Life Holding Co.	537,700	12,120
Argo Group International Holdings	210,200	13,853
Assured Guaranty Ltd.	340,800	12,872
James River Group Holdings Ltd.	319,303	13,267
MBIA, Inc. (a)	1,146,640	12,269
Primerica, Inc.	172,200	11,908
RLI Corp.	368,757	23,279
Stewart Information Services	283,845	13,080
The Navigators Group, Inc.	123,404	14,530
		127,178
Materials (5.0%):
AK Steel Holding Corp. (a)	1,602,900	16,365
Allegheny Technologies, Inc. (b)	808,605	12,881
Century Aluminum Co. (a)	1,040,520	8,907
Huntsman Corp.	662,035	12,632
Quaker Chemical Corp.	157,644	20,168
Trinseo SA	260,400	15,442
Tronox Ltd., Class A	1,295,800	13,360
U.S. Steel Corp. (b)	414,170	13,672
		113,427
Real Estate (7.0%):
Cousins Properties, Inc.	1,090,224	9,278
DiamondRock Hospitality Co.	1,271,848	14,664
Education Realty Trust, Inc.	308,740	13,060
First Industrial Realty Trust, Inc.	561,700	15,756
Kite Realty Group Trust	666,563	15,651
Lexington Realty Trust	973,151	10,510
Mack Cali Realty Corp.	563,865	16,363
Medical Properties Trust, Inc.	739,737	9,099
Pennsylvania Real Estate Invesment Trust	572,198	10,849
Physicians Realty Trust	567,740	10,764

See notes to financial statements.

Victory Portfolios Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ryman Hospitality Properties, Inc.	176,745	$11,137
Sunstone Hotel Investors, Inc.	1,361,574	20,763
		157,894
Thrifts & Mortgage Finance (1.7%):
Astoria Financial Corp.	706,786	13,182
MGIC Investment Corp. (a)	2,491,892	25,392
		38,574
Utilities (4.6%):
ALLETE, Inc.	311,952	20,024
Black Hills Corp.	238,860	14,652
New Jersey Resources Corp.	321,100	11,399
NorthWestern Corp.	295,885	16,827
PNM Resources, Inc.	493,702	16,934
South Jersey Industries, Inc.	382,416	12,884
Southwest Gas Corp.	169,220	12,965
		105,685
Total Common Stocks (Cost $1,703,887)		2,218,236
Collateral for Securities Loaned (3.8%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (c)	38,077,137	38,077
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (c)	50,286,884	50,287
Total Collateral for Securities Loaned (Cost $88,364)		88,364
Total Investments (Cost $1,792,251) — 100.3%		2,306,600
Liabilities in excess of other assets — (0.3)%		(6,559)
NET ASSETS — 100.00%		$2,300,041

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

See notes to financial statements.

Victory Portfolios Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)
Banks (14.2%):
BankUnited, Inc.	12,042	$454
Comerica, Inc.	5,720	390
Customers BanCorp, Inc. (a)	4,173	149
First Hawaiian, Inc.	5,262	183
First Republic Bank	1,855	171
Huntington Bancshares, Inc.	33,732	446
PacWest Bancorp	11,722	638
Synovus Financial Corp.	17,716	727
Westamerica BanCorp	5,308	334
Western Alliance Bancorp (a)	13,404	653
Zions Bancorp	11,896	512
		4,657
Capital Markets (4.2%):
E*TRADE Financial Corp. (a)	12,389	429
Investment Technology Group, Inc.	8,378	165
Lpl Financial Holdings, Inc.	6,019	212
Raymond James Financial, Inc.	4,514	313
Stifel Financial Corp. (a)	4,998	250
		1,369
Consumer Discretionary (7.7%):
Aramark	7,985	286
Brunswick Corp.	5,061	276
CalAtlantic Group, Inc.	5,765	196
Caleres, Inc.	6,779	223
D.R. Horton, Inc.	8,387	229
Dana Holding Corp.	5,315	101
Express, Inc. (a)	8,002	86
Live Nation Entertainment, Inc. (a)	11,156	297
TEGNA, Inc.	14,171	303
The Finish Line, Inc., Class A	3,460	65
The Goodyear Tire & Rubber Co.	7,319	226
Wyndham Worldwide Corp.	3,554	271
		2,559
Consumer Finance (1.3%):
Ally Financial, Inc.	23,271	443
Consumer Staples (1.4%):
B&G Foods, Inc.	5,583	245
Casey's General Stores, Inc.	1,982	236
		481
Diversified Financial Services (0.8%):
Voya Financial, Inc.	6,514	255
Energy (7.1%):
Nabors Industries Ltd.	28,415	465
Oasis Petroleum, Inc. (a)	26,231	396

See notes to financial statements.

Victory Portfolios Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Parsley Energy, Inc., Class A (a)	9,721	$343
PDC Energy, Inc. (a)	3,572	259
Rice Energy, Inc. (a)	8,717	186
Rsp Permian, Inc. (a)	6,669	298
Synergy Resources Corp. (a)	29,247	261
Whiting Petroleum Corp. (a)	12,983	156
		2,364
Health Care (2.6%):
Charles River Laboratories International, Inc. (a)	2,282	174
Hill-Rom Holdings, Inc.	4,340	243
Impax Laboratories, Inc. (a)	8,408	111
Molina Healthcare, Inc. (a)	2,741	149
The Cooper Cos., Inc.	1,142	200
		877
Industrials (16.0%):
Aerojet Rocketdyne Holdings, Inc. (a)	12,891	231
BWX Technologies, Inc.	5,720	227
Deluxe Corp.	2,293	164
EMCOR Group, Inc.	5,253	372
General Cable Corp.	15,331	292
Genesee & Wyoming, Inc., Class A (a)	4,121	286
Harsco Corp.	14,755	201
Huntington Ingalls Industries, Inc.	1,663	307
ITT, Inc.	5,638	217
JetBlue Airways Corp. (a)	12,618	283
Manitowoc Foodservice, Inc. (a)	15,128	292
Manpowergroup, Inc.	3,289	292
Meritor, Inc. (a)	21,462	267
Old Dominion Freight Line, Inc. (a)	3,253	279
Owens Corning, Inc.	5,537	285
Regal Beloit Corp.	2,338	162
Swift Transportation Co. (a)	10,681	260
Univar, Inc. (a)	9,995	284
USG Corp. (a)	8,717	252
Xpo Logistics, Inc. (a)	6,752	291
		5,244
Information Technology (12.7%):
ARRIS International PLC (a)	8,022	242
Arrow Electronics, Inc. (a)	3,928	280
Avnet, Inc.	6,843	325
CACI International, Inc., Class A (a)	1,982	246
Ciena Corp. (a)	12,910	315
CommScope Holding Co., Inc. (a)	7,584	282
Cypress Semiconductor Corp.	28,497	326
Flextronics International Ltd. (a)	22,585	325
Littelfuse, Inc.	1,170	178
Marvell Technology Group Ltd.	32,499	451

See notes to financial statements.

Victory Portfolios Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
ON Semiconductor Corp. (a)	25,354	$324
Plexus Corp. (a)	5,034	272
Tech Data Corp. (a)	2,522	214
Teradyne, Inc.	14,344	364
		4,144
Insurance (7.3%):
American Financial Group, Inc.	5,711	503
Arch Capital Group Ltd. (a)	6,962	601
Arthur J. Gallagher & Co.	4,660	242
Assurant, Inc.	3,307	307
Assured Guaranty Ltd.	6,633	251
Hanover Insurance Group, Inc.	2,997	273
Primerica, Inc.	3,161	219
		2,396
Materials (5.8%):
AK Steel Holding Corp. (a)	22,860	233
Allegheny Technologies, Inc. (b)	13,138	209
Century Aluminum Co. (a)	14,773	126
Huntsman Corp.	8,671	165
Steel Dynamics, Inc.	7,437	265
Trinseo SA	4,148	247
Tronox Ltd., Class A	18,894	195
U.S. Steel Corp.	7,291	241
Westlake Chemical Corp.	3,901	218
		1,899
Real Estate (8.1%):
American Campus Communities, Inc.	5,244	261
DDR Corp.	24,336	371
DiamondRock Hospitality Co.	14,929	172
Duke Realty Investments, Inc.	15,514	413
Forest City Realty Trust, Inc., Class A	15,907	332
Lexington Realty Trust	13,468	145
Mack Cali Realty Corp.	6,789	197
Medical Properties Trust, Inc.	12,607	155
Mid-America Apartment Communities, Inc.	2,513	246
Ryman Hospitality Properties, Inc.	2,577	162
Sunstone Hotel Investors, Inc.	14,573	222
		2,676
Thrifts & Mortgage Finance (0.7%):
TFS Financial Corp.	11,914	227
Utilities (5.7%):
ALLETE, Inc.	3,938	253
Alliant Energy Corp.	7,364	279
Atmos Energy Corp.	2,431	180
Calpine Corp. (a)	19,050	218
Great Plains Energy, Inc.	8,031	220
Pinnacle West Capital Corp.	3,993	311

See notes to financial statements.

Victory Portfolios Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PNM Resources, Inc.	4,774	$164
UGI Corp.	5,153	238
		1,863
Total Common Stocks (Cost $25,054)		31,454
Collateral for Securities Loaned (0.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (c)	81,055	81
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (c)	107,045	107
Total Collateral for Securities Loaned (Cost $188)		188
Total Investments (Cost $25,242) — 96.2%		31,642
Other assets in excess of liabilities — 3.8%		1,234
NET ASSETS — 100.00%		$32,876

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Munder Multi-Cap Fund	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communications Equipment (1.3%):
F5 Networks, Inc. (a)	23,120	$3,345
Ubiquiti Networks, Inc. (a)	36,220	2,094
		5,439
Consumer Discretionary (17.9%):
Amazon.com, Inc. (a)	6,855	5,140
Big Lots, Inc. (b)	106,855	5,365
CBS Corp., Class B	93,260	5,933
Comcast Corp., Class A	59,815	4,130
Cooper-Standard Holding (a)	21,005	2,171
General Motors Co.	80,550	2,806
Jack in the Box, Inc.	18,720	2,090
Lear Corp.	24,030	3,181
LKQ Corp. (a)	168,005	5,149
Magna International, Inc., ADR	137,675	5,975
Marriott Vacations Worldwide Corp.	68,390	5,803
Mohawk Industries, Inc. (a)	28,675	5,726
Tenneco, Inc. (a)	99,785	6,234
The Home Depot, Inc.	37,370	5,011
The Walt Disney Co.	32,400	3,377
Thor Industries, Inc.	31,120	3,114
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	13,095	3,338
		74,543
Consumer Staples (7.0%):
Altria Group, Inc.	64,085	4,333
CVS Health Corp.	32,205	2,541
PepsiCo, Inc.	54,535	5,706
Philip Morris International, Inc.	36,780	3,365
The Procter & Gamble Co.	44,695	3,758
Tyson Foods, Inc., Class A	55,860	3,445
Walgreens Boots Alliance, Inc.	24,250	2,007
Wal-Mart Stores, Inc.	54,725	3,783
		28,938
Electronic Equipment, Instruments & Components (3.4%):
Coherent, Inc. (a)	16,300	2,239
Fabrinet (a)	129,785	5,230
Orbotech Ltd. (a)	199,385	6,661
		14,130
Energy (6.0%):
Chevron Corp.	17,995	2,118
Diamondback Energy, Inc. (a)	20,515	2,073
Exxon Mobil Corp.	93,115	8,404
Occidental Petroleum Corp.	46,365	3,303
Phillips 66	31,295	2,704

See notes to financial statements.

Victory Portfolios Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Schlumberger Ltd.	40,450	$3,396
Valero Energy Corp.	39,545	2,702
		24,700
Financials (13.4%):
Bank of America Corp.	93,015	2,056
Berkshire Hathaway, Inc., Series B, Class B (a)	46,380	7,559
Citigroup, Inc.	48,480	2,881
Credicorp Ltd.	37,105	5,857
Discover Financial Services	56,750	4,091
Essent Group Ltd. (a)	200,310	6,484
JPMorgan Chase & Co.	84,045	7,252
Primerica, Inc.	65,395	4,522
The Bank of New York Mellon Corp.	120,160	5,693
The Charles Schwab Corp.	72,845	2,875
The Goldman Sachs Group, Inc. (b)	12,145	2,908
Western Alliance Bancorp (a)	59,300	2,889
		55,067
Health Care (15.8%):
Allergan PLC (a)	10,755	2,259
AMN Healthcare Services, Inc. (a)	158,820	6,107
Biogen, Inc. (a)	12,695	3,600
Cambrex Corp. (a)	69,160	3,731
Celgene Corp. (a)	33,505	3,878
Centene Corp. (a)	77,595	4,385
Envision Healthcare Corp. (a)	43,415	2,748
Express Scripts Holding Co. (a)	43,900	3,020
Gilead Sciences, Inc.	56,165	4,022
HCA Holdings, Inc. (a)	57,595	4,263
ICON PLC (a)	72,475	5,450
Medtronic PLC	40,670	2,897
research Holdings, Inc., Class A (a)	114,655	6,031
UnitedHealth Group, Inc.	56,500	9,043
VCA, Inc. (a)	55,430	3,805
		65,239
Industrials (8.8%):
3M Co.	11,705	2,090
Air Lease Corp.	95,780	3,288
Apogee Enterprises, Inc.	121,030	6,483
FedEx Corp.	21,215	3,950
General Electric Co.	259,355	8,196
Hawaiian Holdings, Inc. (a)	98,730	5,628
Lennox International, Inc.	13,500	2,068
Patrick Industries, Inc. (a)	27,450	2,094
Universal Forest Products, Inc.	19,840	2,027
		35,824
Information Technology (1.6%):
j2 Global, Inc. (b)	81,930	6,702

See notes to financial statements.

Victory Portfolios Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Internet Software & Services (5.7%):
Alphabet, Inc., Series A, Class A (a)	16,898	$13,391
Facebook, Inc., Class A (a)	88,140	10,141
		23,532
IT Services (1.2%):
Total System Services, Inc.	100,850	4,945
Materials (1.4%):
Berry Plastics Group, Inc. (a)	114,350	5,572
Semiconductors & Semiconductor Equipment (7.9%):
Applied Materials, Inc.	178,685	5,766
Broadcom Ltd.	36,555	6,462
Intel Corp.	113,950	4,133
Lam Research Corp.	59,725	6,315
Silicon Motion Technology Corp., ADR	111,695	4,745
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	180,840	5,199
		32,620
Software (2.1%):
Microsoft Corp.	136,760	8,498
Technology Hardware, Storage & Peripherals (3.4%):
Apple, Inc.	120,925	14,006
Telecommunication Services (2.1%):
AT&T, Inc.	105,185	4,474
Verizon Communications, Inc.	75,180	4,013
		8,487
Total Common Stocks (Cost $366,060)		408,242
Collateral for Securities Loaned (0.9%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (c)	1,556,800	1,557
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (c)	2,056,000	2,056
Total Collateral for Securities Loaned (Cost $3,613)		3,613
Total Investments (Cost $369,673) — 99.9%		411,855
Other assets in excess of liabilities — 0.1%		226
NET ASSETS — 100.00%		$412,081

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

ADR — American Depositary Receipt

PLC — Public Liability Co.
See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (101.4%)
Consumer Discretionary (12.1%):
Advance Auto Parts, Inc.	930	$157
Amazon.com, Inc. (a)	4,982	3,736
AutoNation, Inc. (a)	830	40
AutoZone, Inc. (a)	364	287
Bed Bath & Beyond, Inc.	1,921	78
Best Buy Co., Inc.	3,448	147
BorgWarner, Inc.	2,529	100
CarMax, Inc. (a) (b)	2,404	155
Carnival Corp., Class A	5,297	276
CBS Corp., Class B	4,951	315
Charter Communications, Inc., Class A (a)	2,734	787
Chipotle Mexican Grill, Inc. (a) (b)	365	138
Coach, Inc.	3,541	124
Comcast Corp., Class A	30,105	2,078
D.R. Horton, Inc.	4,287	117
Darden Restaurants, Inc.	1,554	113
Delphi Automotive PLC	3,421	230
Discovery Communications, Inc., Class A (a)	1,919	53
Discovery Communications, Inc., Class C (a)	2,786	75
Dollar General Corp.	3,210	238
Dollar Tree, Inc. (a)	2,982	230
Expedia, Inc.	1,525	173
Foot Locker, Inc.	1,709	121
Ford Motor Co.	49,299	598
Garmin Ltd. (b)	1,451	70
General Motors Co.	17,524	611
Genuine Parts Co.	1,878	179
H&R Block, Inc.	2,767	64
Hanesbrands, Inc.	4,774	103
Harley-Davidson, Inc.	2,232	130
Harman International Industries, Inc.	880	98
Hasbro, Inc.	1,418	110
Kohl's Corp.	2,229	110
L Brands, Inc.	3,033	200
Leggett & Platt, Inc.	1,688	83
Lennar Corp.	2,482	107
LKQ Corp. (a)	3,884	119
Lowe's Cos., Inc.	10,988	781
Macy's, Inc.	3,861	138
Marriott International, Inc., Class A	4,044	334
Mattel, Inc.	4,320	119
McDonald's Corp.	10,489	1,276
Michael Kors Holdings Ltd. (a)	2,074	89
Mohawk Industries, Inc. (a)	796	159
Netflix, Inc. (a)	5,420	671
Newell Brands, Inc.	6,094	272
News Corp., Class A	4,824	55
News Corp., Class B	1,513	18

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
NIKE, Inc., Class B	16,877	$859
Nordstrom, Inc.	1,466	70
Omnicom Group, Inc.	2,979	254
O'Reilly Automotive, Inc. (a)	1,193	332
PulteGroup, Inc.	3,760	69
PVH Corp.	1,001	90
Ralph Lauren Corp.	711	64
Ross Stores, Inc.	5,009	329
Royal Caribbean Cruises Ltd.	2,114	173
Scripps Networks Interactive, Inc., Class A	1,203	86
Signet Jewelers Ltd.	878	83
Staples, Inc.	8,217	74
Starbucks Corp.	18,383	1,021
Target Corp.	7,094	513
TEGNA, Inc.	2,708	58
The Gap, Inc.	2,771	62
The Goodyear Tire & Rubber Co.	3,297	102
The Home Depot, Inc.	15,386	2,063
The Interpublic Group of Cos., Inc.	5,014	117
The Priceline Group, Inc. (a)	623	913
The TJX Cos, Inc.	8,234	619
The Walt Disney Co.	18,494	1,927
Tiffany & Co.	1,351	105
Time Warner, Inc.	9,741	940
Tractor Supply Co.	1,657	126
TripAdvisor, Inc. (a)	1,443	67
Twenty-First Century Fox, Inc.	13,375	375
Twenty-First Century Fox, Inc., Class B	6,153	168
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	741	189
Under Armour, Inc., Class A (a) (b)	2,323	67
Under Armour, Inc. (a)	2,336	59
Urban Outfitters, Inc. (a)	1,116	32
VF Corp.	4,180	223
Viacom, Inc., Class B	4,388	154
Whirlpool Corp.	948	172
Wyndham Worldwide Corp.	1,361	104
Wynn Resorts Ltd.	1,002	87
Yum! Brands, Inc.	4,404	279
		29,287
Consumer Staples (9.4%):
Altria Group, Inc.	24,635	1,666
Archer-Daniels-Midland Co.	7,268	332
Brown-Forman Corp., Series B, Class B	2,304	103
Campbell Soup Co.	2,447	148
Church & Dwight Co., Inc.	3,266	144
Colgate-Palmolive Co.	11,229	735
Conagra Brands, Inc.	5,253	208
Constellation Brands, Inc., Class A	2,244	344
Costco Wholesale Corp.	5,521	884
Coty, Inc., Class A	5,939	109

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CVS Health Corp.	13,472	$1,063
Dr Pepper Snapple Group, Inc.	2,321	210
General Mills, Inc.	7,470	461
Hormel Foods Corp.	3,409	119
Kellogg Co.	3,191	235
Kimberly-Clark Corp.	4,523	516
Lamb Weston Holdings, Inc. (a)	20	1
McCormick & Co., Inc.	1,446	135
Mead Johnson Nutrition Co.	2,332	165
Molson Coors Brewing Co., Class B	2,328	227
Mondelez International, Inc., Class A	19,510	865
Monster Beverage Corp. (a)	5,230	232
PepsiCo, Inc.	18,118	1,896
Philip Morris International, Inc.	19,598	1,793
Reynolds American, Inc.	10,446	585
Sysco Corp.	6,356	352
The Clorox Co.	1,626	195
The Coca-Cola Co.	49,032	2,033
The Estee Lauder Cos., Inc., Class A	2,808	215
The Hershey Co.	1,761	182
The J.M. Smucker Co.	1,470	188
The Kraft Heinz Co.	7,534	658
The Kroger Co.	11,927	412
The Procter & Gamble Co.	33,801	2,842
Tyson Foods, Inc., Class A	3,670	226
Walgreens Boots Alliance, Inc.	10,810	895
Wal-Mart Stores, Inc.	19,023	1,314
Whole Foods Market, Inc.	4,021	124
		22,812
Energy (7.7%):
Anadarko Petroleum Corp.	7,060	492
Apache Corp.	4,793	304
Baker Hughes, Inc.	5,340	347
Cabot Oil & Gas Corp.	5,875	137
Chesapeake Energy Corp. (a) (b)	9,415	66
Chevron Corp.	23,845	2,806
Cimarex Energy Co.	1,199	163
Concho Resources, Inc. (a)	1,844	245
ConocoPhillips	15,652	784
Devon Energy Corp.	6,613	302
EOG Resources, Inc.	7,282	736
EQT Corp.	2,182	143
Exxon Mobil Corp.	52,380	4,727
FMC Technologies, Inc. (a)	2,850	101
Halliburton Co.	10,920	590
Helmerich & Payne, Inc.	1,366	106
Hess Corp.	3,368	210
Kinder Morgan, Inc.	24,250	502
Marathon Oil Corp.	10,701	185
Marathon Petroleum Corp.	6,667	336

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Murphy Oil Corp.	2,044	$64
National Oilwell Varco, Inc.	4,770	179
Newfield Exploration Co. (a)	2,491	101
Noble Energy, Inc.	5,414	206
Occidental Petroleum Corp.	9,653	688
ONEOK, Inc.	2,659	153
Phillips 66	5,592	483
Pioneer Natural Resources Co.	2,143	386
Range Resources Corp.	2,372	82
Schlumberger Ltd.	17,574	1,475
Southwestern Energy Co. (a)	6,200	67
Spectra Energy Corp.	8,861	364
Tesoro Corp.	1,476	129
The Williams Cos., Inc.	8,630	269
Transocean Ltd. (a)	4,917	72
Valero Energy Corp.	5,717	391
		18,391
Financials (15.0%):
Affiliated Managers Group, Inc. (a)	692	101
Aflac, Inc.	5,155	359
American Express Co.	9,711	720
American International Group, Inc.	12,325	806
Ameriprise Financial, Inc.	1,996	221
Aon PLC	3,323	371
Arthur J. Gallagher & Co.	2,247	117
Assurant, Inc.	720	67
Bank of America Corp.	127,646	2,821
BB&T Corp.	10,250	482
Berkshire Hathaway, Inc., Series B, Class B (a)	23,985	3,909
BlackRock, Inc., Class A	1,535	584
Capital One Financial Corp.	6,092	531
Chubb Ltd.	5,878	777
Cincinnati Financial Corp.	1,893	143
Citigroup, Inc.	35,996	2,139
Citizens Financial Group, Inc.	6,466	230
CME Group, Inc.	4,286	494
Comerica, Inc.	2,175	148
Discover Financial Services	4,982	359
E*TRADE Financial Corp. (a)	3,457	120
Fifth Third Bancorp	9,545	257
Franklin Resources, Inc.	4,383	173
Hartford Financial Services Group, Inc.	4,771	227
Huntington Bancshares, Inc.	13,703	181
Intercontinental Exchange, Inc.	7,524	425
Invesco Ltd.	5,160	156
JPMorgan Chase & Co.	45,199	3,900
KeyCorp	13,652	249
Leucadia National Corp.	4,093	95
Lincoln National Corp.	2,887	191
Loews Corp.	3,490	163

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
M&T Bank Corp.	1,958	$306
Marsh & McLennan Cos., Inc.	6,512	440
MetLife, Inc.	13,885	748
Moody's Corp.	2,101	198
Morgan Stanley	18,217	770
Nasdaq, Inc.	1,439	97
Navient Corp.	3,828	63
Northern Trust Corp.	2,688	239
People's United Financial, Inc.	3,933	76
Principal Financial Group, Inc.	3,379	196
Prudential Financial, Inc.	5,431	565
Regions Financial Corp.	15,550	223
S&P Global, Inc.	3,272	352
State Street Corp.	4,580	356
SunTrust Banks, Inc.	6,200	340
Synchrony Financial	9,905	359
T. Rowe Price Group, Inc.	3,075	231
The Allstate Corp.	4,651	345
The Bank of New York Mellon Corp.	13,356	633
The Charles Schwab Corp.	15,239	601
The Goldman Sachs Group, Inc.	4,671	1,119
The PNC Financial Services Group, Inc.	6,145	719
The Progressive Corp.	7,330	260
The Travelers Cos., Inc.	3,588	439
Torchmark Corp.	1,393	103
U.S. Bancorp	20,181	1,037
Unum Group	2,931	129
Wells Fargo & Co.	57,096	3,147
Willis Towers Watson PLC	1,624	199
XL Group Ltd.	3,399	127
Zions Bancorp	2,573	111
		36,044
Health Care (13.9%):
Abbott Laboratories	18,597	714
AbbVie, Inc.	20,527	1,285
Aetna, Inc.	4,432	550
Agilent Technologies, Inc.	4,097	187
Alexion Pharmaceuticals, Inc. (a)	2,832	346
Allergan PLC (a)	4,737	995
AmerisourceBergen Corp.	2,113	165
Amgen, Inc.	9,396	1,375
Anthem, Inc.	3,327	478
Baxter International, Inc.	6,184	274
Becton, Dickinson & Co.	2,682	444
Biogen, Inc. (a)	2,748	779
Boston Scientific Corp. (a)	17,200	372
Bristol-Myers Squibb Co.	21,109	1,234
C.R. Bard, Inc.	929	209
Cardinal Health, Inc.	4,042	291
Celgene Corp. (a)	9,792	1,133

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Centene Corp. (a)	2,158	$122
Cerner Corp. (a)	3,817	181
Cigna Corp.	3,242	432
Danaher Corp.	7,688	598
DaVita, Inc. (a)	1,994	128
DENTSPLY SIRONA, Inc.	2,916	168
Edwards Lifesciences Corp. (a)	2,701	253
Eli Lilly & Co.	12,272	903
Endo International PLC (a)	2,505	41
Envision Healthcare Corp. (a)	1,481	94
Express Scripts Holding Co. (a)	7,788	536
Gilead Sciences, Inc.	16,643	1,192
HCA Holdings, Inc. (a)	3,691	273
Henry Schein, Inc. (a)	1,017	154
Hologic, Inc. (a)	3,514	141
Humana, Inc.	1,883	384
Illumina, Inc. (a)	1,855	238
Intuitive Surgical, Inc. (a)	489	310
Johnson & Johnson	34,365	3,958
Laboratory Corp. of America Holdings (a)	1,301	167
Mallinckrodt PLC (a)	1,337	67
McKesson Corp.	2,855	401
Medtronic PLC	17,346	1,237
Merck & Co., Inc.	34,827	2,050
Mettler-Toledo International, Inc. (a)	331	139
Mylan NV (a)	5,812	222
Patterson Cos., Inc.	1,052	43
PerkinElmer, Inc.	1,383	72
Perrigo Co. PLC	1,811	151
Pfizer, Inc.	76,654	2,489
Quest Diagnostics, Inc.	1,750	161
Regeneron Pharmaceuticals, Inc. (a)	954	350
St. Jude Medical, Inc.	3,609	289
Stryker Corp.	3,925	470
The Cooper Cos., Inc.	615	108
Thermo Fisher Scientific, Inc.	4,990	703
UnitedHealth Group, Inc.	12,024	1,924
Universal Health Services, Inc., Class B	1,133	121
Varian Medical Systems, Inc. (a)	1,179	106
Vertex Pharmaceuticals, Inc. (a)	3,132	231
Waters Corp. (a)	1,018	137
Zimmer Biomet Holdings, Inc.	2,529	261
Zoetis, Inc.	6,237	334
		33,170
Industrials (10.3%):
3M Co.	7,597	1,357
Acuity Brands, Inc.	556	128
Alaska Air Group, Inc.	1,556	138
Allegion PLC	1,211	78
American Airlines Group, Inc.	6,544	306

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
AMETEK, Inc.	2,923	$142
Arconic, Inc.	5,538	103
C.H. Robinson Worldwide, Inc.	1,788	131
Caterpillar, Inc.	7,390	685
Cintas Corp.	1,086	125
CSX Corp.	11,831	426
Cummins, Inc.	1,947	266
Deere & Co.	3,653	376
Delta Air Lines, Inc.	9,301	457
Dover Corp.	1,962	147
Eaton Corp. PLC	5,705	383
Emerson Electric Co.	8,119	453
Equifax, Inc.	1,513	179
Expeditors International of Washington, Inc.	2,278	121
Fastenal Co.	3,650	171
FedEx Corp.	3,088	575
Flowserve Corp.	1,647	79
Fluor Corp.	1,758	92
Fortive Corp.	3,799	204
Fortune Brands Home & Security, Inc.	1,948	104
General Dynamics Corp.	3,616	624
General Electric Co.	111,747	3,531
Honeywell International, Inc.	9,627	1,115
Illinois Tool Works, Inc.	3,990	489
Ingersoll-Rand PLC	3,263	245
J.B. Hunt Transport Services, Inc.	1,105	107
Jacobs Engineering Group, Inc. (a)	1,525	87
Johnson Controls International PLC	11,831	488
Kansas City Southern	1,358	115
L-3 Communications Holdings, Inc.	976	148
Lockheed Martin Corp.	3,182	795
Masco Corp.	4,146	131
Nielsen Holdings PLC	4,243	178
Norfolk Southern Corp.	3,687	398
Northrop Grumman Corp.	2,226	518
PACCAR, Inc.	4,427	283
Parker-Hannifin Corp.	1,685	236
Pentair PLC	2,112	118
Pitney Bowes, Inc.	2,346	36
Quanta Services, Inc. (a)	1,910	67
Raytheon Co.	3,709	527
Republic Services, Inc., Class A	2,920	167
Robert Half International, Inc.	1,628	79
Rockwell Automation, Inc.	1,620	218
Rockwell Collins, Inc.	1,645	153
Roper Technologies, Inc.	1,281	235
Ryder System, Inc.	675	50
Snap-on, Inc.	733	126
Southwest Airlines Co.	7,776	387
Stanley Black & Decker, Inc.	1,903	218

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Stericycle, Inc. (a)	1,074	$83
Textron, Inc.	3,413	166
The Boeing Co.	7,250	1,128
The Dun & Bradstreet Corp.	464	56
TransDigm Group, Inc.	633	158
Union Pacific Corp.	10,410	1,080
United Continental Holdings, Inc. (a)	3,647	266
United Parcel Service, Inc., Class B	8,707	998
United Rentals, Inc. (a)	1,063	112
United Technologies Corp.	9,672	1,060
Verisk Analytics, Inc., Class A (a)	1,967	160
W.W. Grainger, Inc.	692	161
Waste Management, Inc.	5,136	364
Xylem, Inc.	2,265	112
		24,999
Information Technology (21.1%):
Accenture PLC, Class A	7,835	917
Activision Blizzard, Inc.	8,637	312
Adobe Systems, Inc. (a)	6,281	647
Akamai Technologies, Inc. (a)	2,189	146
Alliance Data Systems Corp.	729	167
Alphabet, Inc., Series C, Class C (a)	3,748	2,893
Alphabet, Inc., Series A, Class A (a)	3,739	2,963
Amphenol Corp., Class A	3,896	262
Analog Devices, Inc.	3,893	283
Apple, Inc.	67,356	7,800
Applied Materials, Inc.	13,654	441
Autodesk, Inc. (a)	2,473	183
Automatic Data Processing, Inc.	5,699	586
Broadcom Ltd.	5,018	887
CA, Inc.	3,958	126
Cisco Systems, Inc.	63,408	1,916
Citrix Systems, Inc. (a)	1,970	176
Cognizant Technology Solutions Corp., Class A (a)	7,664	429
Corning, Inc.	12,017	292
CSRA, Inc.	1,836	58
eBay, Inc. (a)	13,132	390
Electronic Arts, Inc. (a)	3,812	300
F5 Networks, Inc. (a)	825	119
Facebook, Inc., Class A (a)	29,568	3,402
Fidelity National Information Services, Inc.	4,145	314
First Solar, Inc. (a)	984	32
Fiserv, Inc. (a)	2,741	291
FLIR Systems, Inc.	1,719	62
Global Payments, Inc.	1,941	135
Harris Corp.	1,569	161
Hewlett Packard Enterprise Co.	21,044	487
HP, Inc.	21,610	321
Intel Corp.	59,862	2,171
International Business Machines Corp.	10,931	1,814

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Intuit, Inc.	3,080	$353
Juniper Networks, Inc.	4,804	136
KLA-Tencor Corp.	1,974	155
Lam Research Corp.	2,056	217
Linear Technology Corp.	3,035	189
Mastercard, Inc., Class A	12,024	1,241
Microchip Technology, Inc.	2,728	175
Micron Technology, Inc. (a)	13,157	288
Microsoft Corp.	98,217	6,102
Motorola Solutions, Inc.	2,096	174
NetApp, Inc.	3,478	123
NVIDIA Corp.	6,808	727
Oracle Corp.	37,857	1,456
Paychex, Inc.	4,065	247
PayPal Holdings, Inc. (a)	14,176	560
Qorvo, Inc. (a)	1,613	85
QUALCOMM, Inc.	18,655	1,216
Red Hat, Inc. (a)	2,268	158
salesforce.com, Inc. (a)	8,063	552
Seagate Technology PLC	3,720	142
Skyworks Solutions, Inc.	2,346	175
Symantec Corp.	7,875	188
TE Connectivity Ltd.	4,488	311
Teradata Corp. (a)	1,640	45
Texas Instruments, Inc.	12,624	921
The Western Union Co.	6,124	133
Total System Services, Inc.	2,089	102
VeriSign, Inc. (a)	1,148	87
Visa, Inc., Class A	23,590	1,841
Western Digital Corp.	3,606	245
Xerox Corp.	10,757	94
Xilinx, Inc.	3,189	193
Yahoo!, Inc. (a)	11,089	429
		50,543
Materials (3.0%):
Air Products & Chemicals, Inc.	2,745	395
Albemarle Corp.	1,421	122
Avery Dennison Corp.	1,124	79
Ball Corp.	2,208	166
CF Industries Holdings, Inc.	2,944	93
E.I. du Pont de Nemours & Co.	10,982	806
Eastman Chemical Co.	1,853	139
Ecolab, Inc.	3,315	389
FMC Corp.	1,690	96
Freeport-McMoRan, Inc. (a)	15,824	209
International Flavors & Fragrances, Inc.	1,003	118
International Paper Co.	5,194	275
LyondellBasell Industries NV, Class A	4,220	362
Martin Marietta Materials, Inc.	801	177
Monsanto Co.	5,532	582

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Newmont Mining Corp.	6,704	$228
Nucor Corp.	4,022	240
PPG Industries, Inc.	3,334	316
Praxair, Inc.	3,605	422
Sealed Air Corp.	2,441	111
The Dow Chemical Co.	14,166	811
The Mosaic Co.	4,423	130
The Sherwin-Williams Co.	1,021	274
Vulcan Materials Co.	1,671	210
WestRock Co.	3,171	161
		6,911
Real Estate (2.9%):
American Tower Corp.	5,377	568
Apartment Investment & Management Co., Series A, Class A	1,981	90
AvalonBay Communities, Inc.	1,735	307
Boston Properties, Inc.	1,942	244
CBRE Group, Inc., Series A, Class A (a)	3,792	119
Crown Castle International Corp.	4,555	395
Digital Realty Trust, Inc.	2,007	197
Equinix, Inc.	901	322
Equity Residential	4,618	297
Essex Property Trust, Inc.	827	192
Extra Space Storage, Inc.	1,589	123
Federal Realty Investment Trust	906	129
General Growth Properties, Inc.	7,376	184
HCP, Inc.	5,906	176
Host Hotels & Resorts, Inc.	9,346	176
Iron Mountain, Inc.	3,095	101
Kimco Realty Corp.	5,369	135
Mid-America Apartment Communities, Inc.	1,434	140
Prologis, Inc.	6,677	352
Public Storage	1,884	421
Quality Care Properties, Inc. (a)	1,198	19
Realty Income Corp.	3,266	188
Simon Property Group, Inc.	3,969	706
SL Green Realty Corp.	1,279	138
The Macerich Co.	1,525	108
UDR, Inc.	3,375	123
Ventas, Inc.	4,473	280
Vornado Realty Trust	2,172	227
Welltower, Inc.	4,579	306
Weyerhaeuser Co.	9,449	284
		7,047
Telecommunication Services (2.7%):
AT&T, Inc.	77,572	3,299
CenturyLink, Inc.	6,905	164
Frontier Communications Corp. (b)	14,817	50
Level 3 Communications, Inc. (a)	3,682	208
Verizon Communications, Inc.	51,495	2,749
		6,470

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (3.3%):
AES Corp.	8,326	$97
Alliant Energy Corp.	2,873	109
Ameren Corp.	3,064	161
American Electric Power Co., Inc.	6,210	391
American Water Works Co., Inc.	2,248	163
CenterPoint Energy, Inc.	5,440	134
CMS Energy Corp.	3,525	147
Consolidated Edison, Inc.	3,849	284
Dominion Resources, Inc.	7,916	606
DTE Energy Co.	2,266	223
Duke Energy Corp.	8,702	675
Edison International	4,116	296
Entergy Corp.	2,262	166
Eversource Energy	4,007	221
Exelon Corp.	11,663	414
FirstEnergy Corp.	5,378	167
NextEra Energy, Inc.	5,902	706
NiSource, Inc.	4,076	90
NRG Energy, Inc.	3,984	49
PG&E Corp.	6,387	388
Pinnacle West Capital Corp.	1,406	110
PPL Corp.	8,584	292
Public Service Enterprise Group, Inc.	6,390	280
SCANA Corp.	1,805	132
Sempra Energy	3,158	318
The Southern Co.	12,380	609
WEC Energy Group, Inc.	3,987	234
Xcel Energy, Inc.	6,416	261
		7,723
Total Common Stocks (Cost $71,379)		243,397
Collateral for Securities Loaned (0.2%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (c)	221,622	221
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (c)	292,687	293
Total Collateral for Securities Loaned (Cost $514)		514
Total Investments (Cost $71,893) — 101.6%		243,911
Liabilities in excess of other assets — (1.6)%		(3,946)
NET ASSETS — 100.00%		$239,965

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	18	3/17/17	$2,012,580	$3,487
				$3,487

See notes to financial statements.

Victory Portfolios Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Consumer Discretionary (16.4%):
Advance Auto Parts, Inc.	351,500	$59,446
Burlington Stores, Inc. (a)	379,100	32,129
Darden Restaurants, Inc.	322,700	23,467
Dollar Tree, Inc. (a)	237,600	18,338
Expedia, Inc.	416,100	47,136
Liberty Broadband Corp., Class A (a)	371,661	26,931
Liberty Broadband Corp., Class C (a)	663,321	49,131
Liberty Sirius XM Group, Class A (a)	624,846	21,570
Liberty Sirius XM Group, Series C, Class C (a)	1,064,992	36,125
Newell Brands, Inc.	1,095,300	48,905
NVR, Inc. (a)	13,300	22,198
Panera Bread Co., Class A (a)	227,300	46,617
Ross Stores, Inc.	1,572,300	103,142
Royal Caribbean Cruises Ltd.	677,300	55,566
Thor Industries, Inc.	808,500	80,890
Wynn Resorts Ltd. (b)	456,100	39,457
		711,048
Consumer Staples (3.8%):
Church & Dwight Co., Inc.	1,374,700	60,748
Monster Beverage Corp. (a)	1,206,900	53,514
Pinnacle Foods, Inc.	993,300	53,092
		167,354
Energy (4.0%):
Concho Resources, Inc. (a)	400,800	53,146
Diamondback Energy, Inc. (a)	541,400	54,713
Gulfport Energy Corp. (a)	854,100	18,483
Parsley Energy, Inc., Class A (a)	1,361,400	47,976
		174,318
Financials (14.3%):
Affiliated Managers Group, Inc. (a)	451,500	65,603
Northern Trust Corp.	854,100	76,058
Radian Group, Inc.	2,840,500	51,072
Reinsurance Group of America, Inc.	804,200	101,192
Signature Bank (a)	533,275	80,098
SLM Corp. (a)	6,853,400	75,524
SunTrust Banks, Inc.	1,354,500	74,294
SVB Financial Group (a)	554,800	95,238
		619,079
Health Care (9.7%):
Agilent Technologies, Inc.	1,170,600	53,333
BioMarin Pharmaceutical, Inc. (a)	797,525	66,067
C.R. Bard, Inc.	325,600	73,149
Centene Corp. (a)	930,200	52,566
HealthSouth Corp.	1,628,600	67,163

See notes to financial statements.

Victory Portfolios Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PerkinElmer, Inc.	1,169,900	$61,010
VCA, Inc. (a)	736,400	50,554
		423,842
Industrials (12.2%):
A.O. Smith Corp.	1,471,600	69,680
Acuity Brands, Inc.	289,700	66,880
AMETEK, Inc.	985,800	47,910
Carlisle Cos., Inc.	510,700	56,325
Colfax Corp. (a)	1,216,600	43,712
HD Supply Holdings, Inc. (a)	614,400	26,118
KAR Auction Services, Inc.	1,421,400	60,580
Owens Corning, Inc.	419,300	21,619
Verisk Analytics, Inc., Class A (a)	689,600	55,975
WABCO Holdings, Inc. (a)	248,200	26,346
Wabtec Corp.	601,700	49,954
		525,099
Information Technology (17.2%):
Amphenol Corp., Class A	853,600	57,362
Broadcom Ltd.	488,100	86,281
CDW Corp. of Delaware	1,055,200	54,965
Fidelity National Information Services, Inc.	1,178,800	89,164
IPG Photonics Corp. (a)	511,000	50,441
j2 Global, Inc.	671,700	54,945
Microchip Technology, Inc.	1,118,800	71,771
Palo Alto Networks, Inc. (a)	265,200	33,163
PTC, Inc. (a)	1,194,800	55,283
Red Hat, Inc. (a)	885,500	61,720
Skyworks Solutions, Inc.	817,900	61,064
Western Digital Corp.	908,100	61,705
		737,864
Materials (6.3%):
Eagle Materials, Inc., Class A	436,600	43,018
GCP Applied Technologies, Inc. (a)	570,600	15,264
LyondellBasell Industries NV, Class A	702,700	60,278
RPM International, Inc.	1,123,700	60,488
Vulcan Materials Co.	439,100	54,954
W.R. Grace & Co.	550,800	37,256
		271,258
Real Estate (7.4%):
CBRE Group, Inc., Series A, Class A (a)	1,374,300	43,277
Digital Realty Trust, Inc.	595,325	58,498
Essex Property Trust, Inc.	201,250	46,791
Kilroy Realty Corp.	756,900	55,420
Kimco Realty Corp.	1,684,700	42,387
Sun Communities, Inc.	289,700	22,194
The Macerich Co.	701,400	49,687
		318,254

See notes to financial statements.

Victory Portfolios Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Telecommunication Services (1.6%):
SBA Communications Corp. (a)	668,600	$69,040
Utilities (4.3%):
Black Hills Corp.	478,800	29,370
CenterPoint Energy, Inc.	2,100,200	51,749
NiSource, Inc.	2,180,600	48,278
Sempra Energy	543,600	54,708
		184,105
Total Common Stocks (Cost $2,928,710)		4,201,261
Exchange-Traded Funds (3.0%)
SPDR S&P MidCap 400 ETF	432,592	130,526
Total Exchange-Traded Funds (Cost $130,685)		130,526
Collateral for Securities Loaned (0.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (c)	8,820,351	8,820
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (c)	11,648,670	11,649
Total Collateral for Securities Loaned (Cost $20,469)		20,469
Total Investments (Cost $3,079,864) — 100.7%		4,352,256
Liabilities in excess of other assets — (0.7)%		(28,997)
NET ASSETS — 100.00%		$4,323,259

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Munder Small Cap Growth Fund	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Consumer Discretionary (16.8%):
Brunswick Corp.	1,171	$64
Burlington Stores, Inc. (a)	1,091	92
Cable One, Inc.	127	79
Dave & Buster's Entertainment, Inc. (a)	1,862	105
Drew Industries, Inc.	786	85
Gentherm, Inc. (a)	1,238	42
Liberty Broadband Corp., Class A (a)	1,185	86
Lithia Motors, Inc.	626	61
Planet Fitness, Inc., Class A	2,467	50
Pool Corp.	726	76
Skechers USA, Inc., Class A (a)	1,497	37
Tenneco, Inc. (a)	1,074	67
Texas Roadhouse, Inc.	1,272	61
The Tile Shop Holdings, Inc. (a)	2,370	46
		951
Consumer Staples (3.3%):
Pinnacle Foods, Inc.	1,348	72
Spectrum Brands Holdings, Inc.	531	65
United Natural Foods, Inc. (a)	916	44
		181
Energy (3.5%):
Abraxas Petroleum Corp. (a)	14,721	38
Diamondback Energy, Inc. (a)	745	75
Lonestar Resources US, Inc., Class A (a)	9,532	82
		195
Financials (5.6%):
BofI Holding, Inc. (a)	1,843	52
Employers Holdings, Inc.	1,523	60
Radian Group, Inc.	1,045	19
Silvercrest Asset Management Group, Inc.	4,000	53
SLM Corp. (a)	4,075	45
WTB Financial Corp., Class B	338	86
		315
Health Care (21.2%):
Acadia Pharmaceuticals, Inc. (a)	504	15
Adamas Pharmaceuticals, Inc. (a)	1,062	18
Aduro Biotech, Inc. (a)	1,033	12
Advaxis, Inc. (a) (b)	1,419	10
Aevi Genomic Medicine, Inc. (a)	3,863	20
Agenus, Inc. (a)	3,629	15
AMN Healthcare Services, Inc. (a)	1,221	47
Arrowhead Pharmaceuticals, Inc. (a) (b)	3,537	5
AtriCure, Inc. (a)	3,209	63
Bluebird Bio, Inc. (a)	331	20
Cambrex Corp. (a)	1,527	82

See notes to financial statements.

Victory Portfolios Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Celldex Therapeutics, Inc. (a)	1,543	$5
Cempra, Inc. (a)	873	2
Cidara Therapeutics, Inc. (a)	1,642	17
Clovis Oncology, Inc. (a)	185	8
Corium International, Inc. (a)	4,606	19
Curis, Inc. (a)	7,875	24
Dynavax Technologies Corp. (a)	1,530	6
Esperion Therapeutics, Inc. (a)	277	3
Foamix Pharmaceuticals Ltd. (a)	1,998	22
GenMark Diagnostics, Inc. (a)	6,329	77
HealthSouth Corp.	1,349	55
ICU Medical, Inc. (a)	452	67
Idera Pharmaceuticals, Inc. (a)	9,231	14
Insys Therapeutics, Inc. (a) (b)	949	9
Ionis Pharmaceuticals, Inc. (a)	454	22
Lemaitre Vascular, Inc.	2,208	56
Lexicon Pharmaceuticals (a)	1,530	21
Merit Medical Systems, Inc. (a)	3,766	99
MiMedx Group, Inc. (a) (b)	2,930	26
Nektar Therapeutics (a)	2,908	36
Neurocrine Biosciences, Inc. (a)	649	25
Omeros Corp. (a)	1,522	15
Portola Pharmaceuticals, Inc. (a)	1,049	24
RadNet, Inc. (a)	7,097	46
Rigel Pharmaceuticals, Inc. (a)	6,986	17
Spectranetics Corp. (a)	2,273	56
Synergy Pharmaceuticals, Inc. (a)	3,983	24
Teligent, Inc. (a)	2,446	16
TG Therapeutics, Inc. (a)	1,978	9
Trevena, Inc. (a)	2,670	16
Ultragenyx Pharmaceutical, Inc. (a) (b)	322	23
Xencor, Inc. (a)	975	26
		1,192
Industrials (16.6%):
Apogee Enterprises, Inc.	2,075	111
Applied Industrial Technologies, Inc.	1,154	69
Astronics Corp. (a)	1,601	54
Astronics Corp., Class B (a)	234	8
Caesarstone Sdot Yam Ltd. (a)	1,068	31
Comfort Systems USA, Inc.	1,343	45
Continental Building Products, Inc. (a)	2,895	67
Lydall, Inc. (a)	956	59
Marten Transport Ltd.	2,786	65
Mueller Water Products, Inc., Class A	4,845	65
On Assignment, Inc. (a)	1,665	73
PGT, Inc. (a)	7,052	81
Trex Co., Inc. (a)	1,271	82

See notes to financial statements.

Victory Portfolios Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
TrueBlue, Inc. (a)	2,140	$53
Watsco, Inc.	504	74
		937
Information Technology (24.5%):
BroadSoft, Inc. (a)	1,212	50
EPAM Systems, Inc. (a)	923	59
ePlus, Inc. (a)	521	60
Euronet Worldwide, Inc. (a)	1,162	85
Immersion Corp. (a)	3,615	38
Imperva, Inc. (a)	925	36
Inphi Corp. (a)	1,321	59
j2 Global, Inc.	864	71
LogMeIn, Inc.	779	76
Meetme, Inc. (a)	10,995	54
Napco Security Systems, Inc. (a)	7,460	63
ON Semiconductor Corp. (a)	5,589	71
PDF Solutions, Inc. (a)	3,335	75
PTC, Inc. (a)	1,732	79
QAD, Inc.	2,536	76
Silicom Ltd.	1,718	71
SS&C Technologies Holdings, Inc.	1,719	49
Synchronoss Technologies, Inc. (a)	1,295	50
Syntel, Inc.	1,128	22
Take-Two Interactive Software (a)	1,402	69
WNS Holdings Ltd., ADR (a)	2,564	71
Xactly Corp. (a)	2,038	22
Zix Corp. (a)	14,515	72
		1,378
Materials (2.5%):
Berry Plastics Group, Inc. (a)	1,362	66
Trinseo SA	1,199	71
		137
Real Estate (3.6%):
Firstservice Corp.	1,123	53
Retail Opportunity Investments Corp.	2,736	58
Rexford Industrial Realty, Inc.	1,912	44
Sun Communities, Inc.	648	50
		205
Total Common Stocks (Cost $5,102)		5,491
Exchange-Traded Funds (2.4%)
iShares Russell 2000 Growth ETF	887	137
Total Exchange-Traded Funds (Cost $122)		137
See notes to financial statements.

Victory Portfolios Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.9%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (c)	21,927	$22
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (c)	28,959	29
Total Collateral for Securities Loaned (Cost $51)		51
Total Investments (Cost $5,275) — 100.9%		5,679
Liabilities in excess of other assets — (0.9)%		(50)
NET ASSETS — 100.00%		$5,629

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.4%)
Brazil (6.2%):
Consumer Discretionary (1.7%):
Ser Educacional SA (b)	3,800	$22
Smiles SA	3,200	44
		66
Consumer Staples (1.4%):
Sao Martinho SA	9,000	54
Energy (0.6%):
Qgep Paticipacoes SA	15,300	25
Financials (1.0%):
Banco ABC Brasil SA	9,600	41
Health Care (0.9%):
Fleury SA	3,100	34
Utilities (0.6%):
EDP — Energias do Brasil SA	6,400	26
		246
Chile (0.8%):
Consumer Staples (0.8%):
Vina Concha y Toro SA	19,923	32
China (17.3%):
Consumer Discretionary (5.8%):
Best Pacific International Holdings Ltd.	36,000	28
Chaowei Power Holdings Ltd.	28,000	24
China Lodging Group Ltd., ADR (b)	672	35
China Yongda Automobiles Services Holdings Ltd.	47,500	24
Minth Group Ltd.	14,000	43
Tarena International, Inc., ADR	1,931	29
Xtep International Holdings Ltd.	41,000	17
Zhongsheng Group Holdings Ltd.	33,000	29
		229
Consumer Staples (1.2%):
Anhui Gujing Distillery Co. Ltd., Class B	12,100	47
Energy (0.9%):
Hilong Holdings Ltd. (c)	129,000	37
Health Care (0.6%):
China Biologic Products, Inc. (b)	206	22
Industrials (2.1%):
China Lesso Group Holdings Ltd.	34,000	22
CRCC High-Tech Equipment Corp. Ltd., Class H	43,000	17
Lonking Holdings Ltd.	109,000	23
Shenzhen Expressway Co. Ltd., Class H	22,000	19
		81

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (5.2%):
BYD Electronic (International) Co. Ltd.	28,500	$22
Chinasoft International Ltd. (b) (c)	44,000	21
Daqo New Energy Corp., ADR (b)	1,206	23
Hollysys Automation Technologies Ltd.	1,215	22
Hua Hong Semiconductor Ltd.	29,000	32
Momo, Inc., ADR (b)	1,201	22
Sunny Optical Technology Group Co. Ltd.	10,000	44
YY, Inc., ADR (b)	503	20
		206
Real Estate (0.9%):
Logan Property Holdings Co. Ltd.	92,000	35
Utilities (0.6%):
Huadian Fuxin Energy Corp. Ltd., Class H	110,000	25
		682
Egypt (0.5%):
Financials (0.5%):
Credit Agricole Egypt	9,849	20
Greece (0.4%):
Consumer Discretionary (0.4%):
Ff Group (b)	852	17
Hong Kong (6.0%):
Consumer Discretionary (0.6%):
Pou Sheng International Holdings Ltd.	88,000	25
Financials (0.5%):
Far East Horizon Ltd.	24,000	20
Health Care (0.5%):
Dawnrays Pharmaceutical Holdings Ltd.	36,000	22
Materials (1.7%):
China Resources Cement Holdings Ltd.	48,000	19
Lee & Man Paper Manufacturing Ltd.	61,000	47
		66
Real Estate (1.4%):
Shenzhen Investment Ltd.	138,000	55
Utilities (1.3%):
Canvest Environmental Protection Group Co. Ltd.	54,000	27
China Water Affairs Group Ltd.	36,000	23
		50
		238
Hungary (0.8%):
Telecommunication Services (0.8%):
Magyar Telekom Telecommunications PLC	18,168	31

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
India (10.7%):
Consumer Discretionary (1.0%):
Apollo Tyres Ltd.	6,732	$18
Srf Ltd.	931	21
		39
Consumer Staples (0.9%):
Balrampur Chini Mills Ltd.	18,833	35
Energy (0.8%):
Mangalore Refinery and Petrochemicals Ltd. (b)	23,092	33
Financials (1.9%):
Indian Bank	8,318	27
Manappuram Finance Ltd.	27,474	27
Reliance Capital Ltd.	3,066	19
		73
Health Care (0.6%):
Syngene International Ltd.	2,804	23
Industrials (1.0%):
Finolex Cables Ltd.	6,675	41
Information Technology (1.6%):
Cyient Ltd.	4,936	37
Mphasis Ltd.	3,079	25
		62
Materials (0.8%):
Dalmia Bharat Ltd.	1,541	31
Real Estate (0.5%):
Housing Development & Infrastructure Ltd. (b)	23,394	21
Telecommunication Services (0.7%):
Tata Communications Ltd.	2,859	26
Utilities (0.9%):
Indraprastha Gas Ltd.	2,739	37
		421
Indonesia (1.5%):
Energy (0.9%):
Tambang Batubara Bukit Asam Tbk PT	36,400	34
Financials (0.6%):
PT Bank Pembangunan Daerah Jawa Barat dan Banten TBK	91,500	23
		57
Korea, Republic Of (16.4%):
Consumer Discretionary (2.9%):
Handsome Co. Ltd.	1,185	34
KT Skylife Co. Ltd.	1,361	19
Nexen Tire Corp.	3,213	35
SL Corp.	1,455	26
		114

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (1.9%):
Dongwon Industries Co. Ltd.	146	$44
Maeil Dairy Industry Co. Ltd.	938	31
		75
Financials (1.4%):
KB Insurance Co. Ltd.	938	20
KIWOOM Securities Co. Ltd.	588	35
		55
Health Care (3.5%):
Daewon Pharmaceutical Co. Ltd.	1,778	29
Dongkook Pharmaceutical Co. Ltd.	517	24
Hugel, Inc. (b)	97	26
Samjin Pharmaceutical Co. Ltd.	1,088	31
Vieworks Co. Ltd.	562	28
		138
Information Technology (2.5%):
DuzonBizon Co. Ltd.	1,111	20
SFA Engineering Corp.	665	35
Tes Co. Ltd.	1,891	42
		97
Materials (3.6%):
Korea Petrochemical Ind Co. Ltd.	162	37
Poongsan Corp.	1,552	52
Soulbrain Co. Ltd.	1,102	55
		144
Real Estate (0.6%):
Korea Real Estate Investment & Trust Co. Ltd.	9,254	22
		645
Luxembourg (1.6%):
Materials (1.6%):
Ternium SA, ADR	2,565	62
Malaysia (2.4%):
Consumer Discretionary (0.5%):
Padini Holdings Berhad	31,700	18
Health Care (0.4%):
Supermax Corp. Berhad	36,500	17
Industrials (0.5%):
AirAsia Berhad	41,000	21
Real Estate (0.5%):
Uoa Development Berhad	40,400	21
Utilities (0.5%):
Gas Malaysia Berhad	33,200	19
		96

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Mexico (2.9%):
Consumer Discretionary (0.4%):
Consorcio ARA SAB de CV	49,100	$15
Financials (0.5%):
Bolsa Mexicana de Valores SAB de CV	15,700	21
Industrials (0.7%):
OHL Mexico SAB de CV	27,000	26
Real Estate (1.3%):
Macquarie Mexico Real Estate Management SA de CV	26,000	27
Prologis Property Mexico SA de CV	16,600	24
		51
		113
Philippines (0.6%):
Industrials (0.6%):
Cebu Air, Inc.	13,180	25
Poland (0.6%):
Industrials (0.6%):
Budimex SA	537	25
Russian Federation (5.8%):
Consumer Staples (0.7%):
Ros Agro PLC, Registered Shares, GDR	2,130	28
Financials (1.3%):
Moscow Exchange MICEX	25,331	52
Industrials (1.0%):
Aeroflot — Russian Airlines PJSC (b)	16,000	40
Materials (1.2%):
ALROSA AO	28,938	46
Real Estate (0.9%):
LSR Group PJSC, GDR	9,606	33
Telecommunication Services (0.7%):
Sistema Pjsc-REG S Spons, GDR	3,052	28
		227
Singapore (0.8%):
Real Estate (0.8%):
Yanlord Land Group Ltd.	36,600	33
South Africa (4.1%):
Industrials (1.6%):
KAP Industrial Holdings Ltd.	56,313	31
Raubex Group Ltd.	16,762	30
		61
Materials (2.0%):
Sappi Ltd. (b)	12,285	80

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (0.5%):
Hyprop Investments Ltd.	2,506	$21
		162
Taiwan (12.0%):
Consumer Discretionary (1.5%):
Gourmet Master Co. Ltd.	2,000	15
Taiwan Paiho Ltd.	15,000	44
		59
Health Care (1.7%):
Formosa Laboratories, Inc.	9,000	28
St.Shine Optical Co. Ltd.	2,000	38
		66
Industrials (3.0%):
Chicony Power Technology Co. Ltd.	14,000	22
Kung Long Batteries Industrial Co. Ltd.	9,000	44
Sinmag Equipment Corp.	5,000	22
Turvo International Co. Ltd.	10,000	30
		118
Information Technology (5.8%):
Chroma ATE, Inc.	11,000	26
Flexium Interconnect, Inc.	11,000	29
Merry Electronics Co. Ltd.	9,000	34
Powertech Technology, Inc.	18,000	48
Silicon Motion Technology Corp., ADR	1,055	45
Sitronix Technology Corp.	7,000	22
Tripod Technology Corp.	12,000	27
		231
		474
Thailand (2.8%):
Financials (1.1%):
Thanachart Capital PLC	35,100	43
Information Technology (0.8%):
KCE Electronics Public Co. Ltd.	9,600	33
Real Estate (0.9%):
Supalai Public Co. Ltd.	48,000	33
		109
Turkey (1.2%):
Industrials (0.6%):
Tekfen Holding AS	12,989	24
Materials (0.6%):
Akcansa Cimento AS	6,427	25
		49
Total Common Stocks (Cost $3,541)		3,764

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Preferred Stocks (0.9%)
Russian Federation (0.9%):
Energy (0.9%):
Ak Transneft OAO	11	$35
Total Preferred Stocks (Cost $24)		35
Exchange-Traded Funds (3.7%)
United States (3.7%):
iShares MSCI China Small-Cap ETF	764	32
iShares MSCI Emerging Markets Small-Cap ETF	2,835	115
		147
Total Exchange-Traded Funds (Cost $147)		147
Collateral for Securities Loaned (1.2%)
United States (1.2%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (d)	26,458	26
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (d)	20,034	20
Total Collateral for Securities Loaned (Cost $46)		46
Total Investments (Cost $3,758) — 101.2%		3,992
Liabilities in excess of other assets — (1.2)%		(48)
NET ASSETS — 100.00%		$3,944

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Chile, and Mexico were fair valued at December 31, 2016.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depository Receipt

OAO — Russian Open Joint Stock Corporations

PLC — Public Liability Co.

SER — Series

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (106.5%)
Australia (5.6%):
Energy (0.7%):
Beach Energy Ltd.	249,270	$152
Financials (2.1%):
Australia & New Zealand Banking Group Ltd.	4,446	97
Macquarie Group Ltd.	4,799	300
National Australia Bank Ltd.	3,830	85
		482
Industrials (0.3%):
Qantas Airways Ltd.	28,011	67
Materials (1.2%):
Rio Tinto Ltd.	6,303	270
Real Estate (1.3%):
Dexus Property Group	21,620	150
Lendlease Group	8,271	87
Mirvac Group	43,787	67
		304
		1,275
Austria (0.8%):
Financials (0.5%):
Erste Group Bank AG	3,560	104
Materials (0.3%):
Voestalpine AG	1,795	70
		174
Belgium (0.9%):
Financials (0.4%):
KBC Groep NV	1,671	103
Materials (0.5%):
Solvay SA	937	110
		213
Brazil (1.4%):
Consumer Discretionary (0.6%):
Smiles SA	9,900	136
Financials (0.8%):
Banco Santander Brasil SA	19,100	173
		309
Canada (7.9%):
Consumer Discretionary (0.4%):
Magna International, Inc.	2,402	105
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc., Class B	2,429	110

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (2.7%):
Birchcliff Energy Ltd. (b)	16,756	$117
Gran Tierra Energy, Inc. (b)	35,744	108
Parex Resources, Inc. (b)	16,892	213
Seven Generations Energy Ltd., Class A (b)	7,572	176
		614
Financials (3.3%):
Bank of Montreal	1,720	124
Canadian Imperial Bank of Commerce	2,833	231
Industrial Alliance Insurance	2,747	109
Sun Life Financial, Inc.	4,210	162
The Bank of Nova Scotia	2,191	122
		748
Industrials (0.5%):
Air Canada (b)	12,398	126
Materials (0.5%):
OceanaGold Corp.	40,825	119
		1,822
China (5.6%):
Consumer Discretionary (0.7%):
ANTA Sports Products Ltd.	27,000	81
Chongqing Changan Automobile Co. Ltd.	55,426	79
		160
Energy (0.3%):
China Petroleum & Chemical Corp., Class H	106,000	75
Financials (1.8%):
Bank of China Ltd.	280,275	124
Industrial & Commercial Bank of China Ltd.	304,250	181
PICC Property & Casualty Co. Ltd., Class H	68,000	105
		410
Health Care (0.3%):
Sinopharm Group Co. Ltd.	15,200	62
Industrials (0.6%):
China Railway Construction Corp. Ltd.	115,575	148
Information Technology (1.9%):
AAC Technologies Holdings, Inc.	12,000	109
Alibaba Group Holding Ltd., ADR (b)	1,206	106
NetEase, Inc., ADR	403	87
Tencent Holdings Ltd.	5,300	128
		430
		1,285
Denmark (2.3%):
Consumer Discretionary (1.0%):
Pandora A/S	1,770	231

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.5%):
Danske Bank A/S	4,123	$125
Health Care (0.5%):
H. Lundbeck A/S (b)	2,534	103
Industrials (0.3%):
Vestas Wind Systems A/S	1,147	74
		533
Finland (0.4%):
Telecommunication Services (0.4%):
Elisa Oyj	2,772	90
France (7.9%):
Consumer Discretionary (1.6%):
LVMH Moet Hennessy Louis Vuitton SA	408	78
Renault SA	1,272	113
Valeo SA	3,048	175
		366
Consumer Staples (0.3%):
Pernod Ricard SA	699	76
Energy (1.1%):
Total SA	3,975	204
Total SA, ADR	777	40
		244
Financials (1.5%):
AXA SA	3,301	83
BNP Paribas S.A.	4,261	271
		354
Industrials (1.4%):
Teleperformance	1,625	163
Thales SA	810	78
Vinci SA	1,176	80
		321
Information Technology (0.6%):
Atos SE	1,303	137
Real Estate (0.5%):
Nexity SA	2,245	105
Telecommunication Services (0.5%):
Orange SA	8,291	126
Utilities (0.4%):
Veolia Environnement SA	5,479	93
		1,822
Germany (6.3%):
Consumer Discretionary (0.4%):
Daimler AG, Registered Shares	1,246	93

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.9%):
Hannover Rueck SE	1,857	$201
Health Care (1.8%):
Bayer AG	685	72
Fresenius SE & Co. KGaA	2,541	198
Merck KGaA	1,280	133
		403
Industrials (1.2%):
Deutsche Post AG	3,299	108
Siemens AG	1,371	168
		276
Information Technology (0.7%):
Infineon Technologies AG	4,762	82
SAP SE	936	81
		163
Materials (0.7%):
BASF SE	1,795	166
Telecommunication Services (0.6%):
Deutsche Telekom AG, Registered Shares	8,182	140
		1,442
Hong Kong (2.3%):
Consumer Staples (0.7%):
WH Group Ltd.	204,500	165
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	24,000	86
Real Estate (0.6%):
Cheung Kong Property Holdings Ltd.	11,395	69
China Overseas Land & Investment Ltd., Class H	28,000	74
		143
Telecommunication Services (0.3%):
HKT Trust & HKT Ltd.	52,000	64
Utilities (0.3%):
CLP Holdings Ltd.	8,000	73
		531
India (2.0%):
Energy (0.6%):
Reliance Industries Ltd.	9,014	143
Financials (0.4%):
Indiabulls Housing Finance Ltd.	8,505	81
Health Care (0.2%):
Aurobindo Pharma Ltd.	5,870	58
Information Technology (0.4%):
HCL Technologies Ltd.	6,669	81

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.4%):
Power Grid Corp. of India Ltd.	31,739	$86
		449
Indonesia (0.8%):
Telecommunication Services (0.4%):
PT Telekomunikasi Indonesia Persero TBK	325,600	96
Utilities (0.4%):
PT Perusahaan Gas Negara Persero TBK	402,200	80
		176
Ireland (2.4%):
Consumer Discretionary (0.4%):
WPP PLC	3,985	89
Health Care (1.3%):
ICON PLC (b)	1,760	133
Shire PLC	3,086	176
		309
Materials (0.7%):
CRH PLC	4,538	156
		554
Italy (1.6%):
Energy (0.3%):
Eni SpA	4,752	77
Industrials (0.5%):
Finmeccanica SpA (b)	7,615	107
Utilities (0.8%):
A2A SpA	52,984	68
Enel SpA	27,471	121
		189
		373
Japan (18.5%):
Consumer Discretionary (3.8%):
Bandai Namco Holdings, Inc.	3,000	83
Fuji Heavy Industries Ltd.	6,800	277
Koito Manufacturing Co. Ltd.	2,300	121
Nissan Motor Co. Ltd.	20,500	206
Nitori Holdings Co. Ltd.	600	68
Sekisui House Ltd.	7,100	118
		873
Consumer Staples (1.3%):
Asahi Group Holdings Ltd.	2,300	73
Matsumotokiyoshi Holdings Co. Ltd.	1,400	69
MEIJI Holdings Co. Ltd.	900	70
NH Foods Ltd.	3,000	81
		293

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (3.3%):
Chiba Bank Ltd.	13,700	$84
Mizuho Financial Group, Inc.	75,900	136
ORIX Corp.	14,100	219
Sumitomo Mitsui Financial Group, Inc.	4,125	157
Tokio Marine Holdings, Inc.	3,700	152
		748
Health Care (1.3%):
Astellas Pharma, Inc.	10,800	150
Shionogi & Co. Ltd.	3,100	148
		298
Industrials (3.4%):
Asahi Glass Co. Ltd.	15,000	102
Central Japan Railway Co.	1,300	213
ITOCHU Corp.	8,300	110
Mitsubishi Electric Corp.	6,800	95
Mitsui & Co. Ltd.	6,300	86
OBAYASHI Corp.	10,600	101
Taisei Corp.	12,000	84
		791
Information Technology (1.9%):
FUJIFILM Holdings Corp.	2,200	83
Fujitsu Ltd.	13,000	72
Kyocera Corp.	1,500	75
Tokyo Electron Ltd.	2,300	216
		446
Materials (0.9%):
Toray Industries, Inc.	9,000	72
Ube Industries Ltd.	64,000	134
		206
Real Estate (1.0%):
Daiwa House Industry Co. Ltd.	8,200	224
Telecommunication Services (1.3%):
KDDI Corp.	4,500	114
Nippon Telegraph & Telephone Corp.	4,300	181
		295
Utilities (0.3%):
Kansai Electric Power Co. (b)	5,800	63
		4,237
Korea, Republic Of (3.4%):
Consumer Discretionary (0.4%):
Hankook Tire Co. Ltd.	1,697	81
Consumer Staples (0.2%):
KT&G Corp.	687	57

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.8%):
Industrial Bank of Korea	9,931	$104
Shinhan Financial Group Co. Ltd.	1,965	74
		178
Information Technology (0.8%):
Samsung Electronics Co. Ltd.	125	186
Materials (0.6%):
Lotte Chemical Corp.	245	75
POSCO	344	73
		148
Telecommunication Services (0.6%):
KT Corp., ADR (c)	8,916	126
		776
Luxembourg (0.6%):
Materials (0.6%):
ArcelorMittal (b)	19,806	146
Mexico (1.2%):
Consumer Staples (0.5%):
Gruma SAB de CV, Class B	7,950	101
Industrials (0.3%):
OHL Mexico SAB de CV	71,800	71
Real Estate (0.4%):
Macquarie Mexico Real Estate Management SA de CV	91,300	94
		266
Netherlands (2.3%):
Consumer Staples (0.9%):
Koninklijke Ahold Delhaize NV	9,841	207
Financials (0.4%):
ING Groep NV	6,966	98
Industrials (1.0%):
AerCap Holdings NV (b)	3,328	139
Randstad Holding NV	1,421	77
		216
		521
Norway (0.8%):
Consumer Staples (0.8%):
Marine Harvest ASA	9,632	174
Portugal (0.9%):
Energy (0.6%):
Galp Energia SGPS SA	9,505	142
Utilities (0.3%):
EDP — Energias de Portugal SA	21,799	66
		208

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Russian Federation (0.8%):
Energy (0.4%):
LUKOIL PJSC, ADR	1,853	$104
Financials (0.4%):
Sberbank of Russia PJSC	29,500	83
		187
Singapore (0.7%):
Financials (0.7%):
DBS Group Holdings Ltd.	12,400	148
South Africa (1.8%):
Consumer Discretionary (0.4%):
Naspers Ltd.	601	88
Financials (0.4%):
Nedbank Group Ltd.	5,051	87
Materials (0.6%):
Sappi Ltd. (b)	20,861	136
Telecommunication Services (0.4%):
Telkom SA SOC Ltd.	18,258	98
		409
Spain (2.5%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	2,012	69
Energy (0.4%):
Repsol SA	7,638	107
Industrials (0.7%):
ACS, Actividades de Construccion y Servicios SA	2,855	90
Aena SA	520	71
		161
Telecommunication Services (0.3%):
Telefonica SA	6,966	64
Utilities (0.8%):
Enagas SA	3,038	77
Iberdrola SA	15,365	101
		178
		579
Sweden (1.8%):
Consumer Staples (0.8%):
Svenska Cellulosa AB SCA, B Shares	6,301	177
Financials (0.3%):
Swedbank AB, A Shares	3,174	77
Industrials (0.3%):
Atlas Copco AB, A Shares	2,544	77

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.4%):
Boliden AB	3,487	$91
		422
Switzerland (6.2%):
Consumer Staples (0.3%):
Nestle SA, Registered Shares	1,023	73
Financials (1.6%):
Swiss Life Holding AG	748	212
Swiss Re AG	909	86
UBS Group AG, Registered Shares	4,424	69
		367
Health Care (3.0%):
Actelion Ltd.	1,247	269
Lonza Group AG, Registered Shares	909	157
Roche Holding AG	1,095	250
		676
Industrials (0.4%):
Georg Fischer AG	115	94
Information Technology (0.9%):
Logitech International SA	4,790	119
Stmicroelectronics NV	7,991	91
		210
		1,420
Taiwan (2.3%):
Consumer Staples (0.4%):
President Chain Store Corp.	12,000	86
Information Technology (1.9%):
Hon Hai Precision Industry Co. Ltd.	29,410	77
Powertech Technology, Inc.	68,000	182
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	190
		449
		535
Thailand (1.0%):
Consumer Staples (0.3%):
Charoen Pokphand Foods Public Co. Ltd.	87,700	72
Energy (0.4%):
PTT Exploration & Production PLC	32,200	86
Materials (0.3%):
The Siam Cement Public Co. Ltd. — NVDR	5,700	79
		237
Turkey (0.3%):
Financials (0.3%):
Turkiye Is Bankasi	48,448	71

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
United Kingdom (12.8%):
Consumer Discretionary (0.9%):
Barratt Developments PLC	11,629	$66
Compass Group PLC	4,768	88
Dixons Carphone PLC	10,642	47
		201
Consumer Staples (3.3%):
Diageo PLC	2,744	71
Greggs PLC	9,709	116
Imperial Tobacco Group PLC	3,729	162
Reckitt Benckiser Group PLC	2,802	237
Tate & Lyle PLC	7,696	67
Unilever PLC	2,365	96
		749
Energy (1.0%):
BP PLC	35,574	223
Financials (3.3%):
3i Group PLC	22,848	198
Barclays PLC	42,130	115
HSBC Holdings PLC	11,054	89
Lloyds Banking Group PLC	113,307	87
Prudential PLC	9,843	196
RSA Insurance Group PLC	11,346	82
		767
Health Care (1.3%):
AstraZeneca PLC	2,476	135
GlaxoSmithKline PLC	8,300	159
		294
Industrials (0.9%):
Ashtead Group PLC	10,844	211
Information Technology (0.5%):
Auto Trader Group PLC	12,121	61
The Sage Group PLC	7,807	63
		124
Materials (0.8%):
Mondi PLC	5,365	110
RPC Group PLC	6,344	83
		193
Telecommunication Services (0.8%):
BT Group PLC	11,355	51
Vodafone Group PLC	49,330	122
		173
		2,935

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
United States (0.4%):
Consumer Discretionary (0.4%):
Carnival PLC	1,962	$99
Total Common Stocks (Cost $23,173)		24,418
Preferred Stocks (1.0%)
Brazil (0.4%):
Telecommunication Services (0.4%):
Telefonica Brasil SA	5,800	79
Germany (0.6%):
Consumer Staples (0.6%):
Henkel AG And Co.	1,151	137
Total Preferred Stocks (Cost $227)		216
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 1/09/17 @ $0	7,767	3
Total Rights (Cost $—)		3
Exchange-Traded Funds (1.7%)
United States (1.7%):
iShares MSCI EAFE ETF	4,879	281
iShares MSCI Emerging Markets ETF	3,362	118
		399
Total Exchange-Traded Funds (Cost $408)		399
Collateral for Securities Loaned (0.0%)
United States (0.0%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (e)	3,146	3
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (e)	2,382	2
Total Collateral for Securities Loaned (Cost $5)		5
Total Investments (Cost $23,813) — 109.2%		25,041
Liabilities in excess of other assets — (9.2)%		(2,104)
NET ASSETS — 100.00%		$22,937

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Mexico were fair valued at December 31, 2016.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

NVDR — Non-Voting Depository Receipt

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (99.4%)
Australia (6.5%):
Consumer Discretionary (1.4%):
Aristocrat Leisure Ltd.	302,297	$3,372
Jb Hi-Fi Ltd.	163,011	3,294
Ooh!media Ltd.	807,788	2,661
Retail Food Group Ltd.	627,725	3,173
		12,500
Energy (0.7%):
Beach Energy Ltd.	10,227,046	6,222
Financials (0.4%):
BT Investment Management Ltd.	408,895	3,123
Industrials (0.3%):
Cleanaway Waste Management Ltd.	3,255,639	2,883
Materials (2.6%):
BlueScope Steel Ltd.	991,749	6,590
CSR Ltd.	1,899,800	6,315
Mineral Resources Ltd.	399,548	3,477
OZ Minerals Ltd.	1,186,866	6,704
		23,086
Real Estate (0.8%):
Aveo Group	1,201,551	2,894
Charter Hall Group	1,254,853	4,285
		7,179
Telecommunication Services (0.3%):
Amaysim Australia Ltd.	1,675,133	2,400
		57,393
Austria (0.5%):
Industrials (0.5%):
Porr AG	103,006	4,220
Belgium (0.8%):
Information Technology (0.3%):
Melexis NV	44,385	2,968
Real Estate (0.5%):
Warehouses De Pauw SCA	43,603	3,892
		6,860
Canada (7.5%):
Consumer Discretionary (0.7%):
Cogeco Communications, Inc.	55,180	2,723
Entertainment One Ltd.	1,309,574	3,715
		6,438

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (0.4%):
Premium Brands Holdings Corp.	60,439	$3,105
Energy (2.3%):
Enerflex Ltd.	215,739	2,740
Gran Tierra Energy, Inc. (b)	1,086,842	3,287
Painted Pony Petroleum (b)	564,351	3,876
Parex Resources, Inc. (b)	621,496	7,823
Tamarack Valley Energy Ltd. (b)	1,037,966	2,675
		20,401
Financials (0.5%):
Laurentian Bank of Canada	92,166	3,963
Industrials (0.5%):
Air Canada (b)	467,889	4,764
Information Technology (0.4%):
Celestica, Inc. (b)	320,962	3,804
Materials (1.6%):
Interfor Corp. (b)	287,109	3,214
OceanaGold Corp.	2,198,706	6,404
SEMAFO, Inc. (b)	1,448,924	4,770
		14,388
Real Estate (0.7%):
Canadian Apartment Properties REIT (c)	129,391	3,023
Tricon Capital Group, Inc. (c)	392,622	2,767
		5,790
Utilities (0.4%):
Algonquin Power & Utilities Corp.	438,342	3,719
		66,372
Cayman Islands (0.3%):
Consumer Discretionary (0.3%):
Nexteer Automotive Group Ltd.	2,558,000	3,029
Denmark (1.3%):
Financials (0.3%):
Jyske Bank A/S	58,490	2,782
Health Care (0.4%):
GN Store Nord A/S	176,535	3,652
Industrials (0.6%):
Nkt Holdings A/S	67,477	4,759
		11,193
Faroe Islands (0.4%):
Consumer Staples (0.4%):
Bakkafrost P/F	82,902	3,291

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Finland (1.8%):
Industrials (1.2%):
Cramo Oyj	265,397	$6,637
Valmet Oyj	289,909	4,256
		10,893
Real Estate (0.6%):
Sponda Oyj	1,195,549	5,495
		16,388
France (9.0%):
Consumer Discretionary (1.4%):
Elior Group	147,868	3,378
Seb SA	21,828	2,957
Valeo SA	112,045	6,431
		12,766
Energy (0.3%):
Technip SA	37,484	2,670
Financials (1.0%):
Amundi SA	108,874	5,693
SCOR SE	95,017	3,279
		8,972
Health Care (0.7%):
Ipsen SA	82,727	5,977
Industrials (2.1%):
Edenred	118,517	2,346
Eiffage SA	71,398	4,972
Teleperformance	115,847	11,613
		18,931
Information Technology (2.0%):
Alten Ltd.	85,623	6,011
Atos SE	77,854	8,204
Criteo SA, ADR (b) (c)	73,592	3,023
		17,238
Materials (0.6%):
Arkema S.A.	55,057	5,381
Real Estate (0.9%):
Mercialys SA	153,443	3,107
Nexity SA	111,374	5,208
		8,315
		80,250
Germany (5.7%):
Consumer Staples (0.5%):
Suedzucker AG	198,574	4,733

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.6%):
Aareal Bank AG	150,535	$5,645
Health Care (1.1%):
Gerresheimer AG	39,312	2,915
Sartorius AG	46,604	3,452
Stada Arzneimittel AG	66,972	3,460
		9,827
Industrials (1.5%):
Duerr AG	94,193	7,551
Rheinmetall AG	43,514	2,920
VTG AG (c)	100,563	3,003
		13,474
Information Technology (0.8%):
Bechtle AG	33,049	3,436
Wirecard AG (c)	78,271	3,358
		6,794
Materials (0.5%):
Lanxess AG	60,561	3,965
Real Estate (0.3%):
TAG Immobilien AG	212,461	2,800
Telecommunication Services (0.4%):
Freenet AG	116,951	3,286
		50,524
Hong Kong (2.2%):
Consumer Discretionary (0.8%):
Man Wah Holdings Ltd.	10,736,000	7,250
Financials (0.6%):
Dah Sing Financial Holdings Ltd. (c)	436,800	2,949
Haitong International Securities Group Ltd.	4,344,000	2,476
		5,425
Information Technology (0.8%):
Tongda Group Holdings Ltd.	25,180,000	6,465
		19,140
Ireland (0.7%):
Health Care (0.7%):
UDG Healthcare PLC	731,721	6,024
Isle of Man (0.3%):
Information Technology (0.3%):
Playtech Ltd.	259,049	2,635
Italy (3.4%):
Consumer Discretionary (1.2%):
Brembo SpA	179,094	10,833

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (0.8%):
Amplifon SpA	719,302	$6,849
Materials (0.4%):
Buzzi Unicem SpA	135,111	3,196
Telecommunication Services (0.5%):
Infrastructure Wireless Italiane SpA	1,027,569	4,768
Utilities (0.5%):
A2A SpA	3,667,695	4,736
		30,382
Japan (22.1%):
Consumer Discretionary (4.7%):
Adastria Co. Ltd.	132,100	3,418
Clarion Co. Ltd.	1,076,000	3,850
Daikyonishikawa Corp.	291,100	3,733
Dcm Holdings Co. Ltd. (c)	592,100	5,255
Doutor Nichires Holdings Co. Ltd.	307,700	5,652
Fujitsu General Ltd.	237,000	5,007
Nishimatsuya Chain Co. Ltd.	367,100	4,389
Round One Corp.	387,700	2,684
Starts Corp., Inc.	151,900	2,564
Sumitomo Forestry Co. Ltd.	367,800	4,858
		41,410
Consumer Staples (2.1%):
Arcs Co. Ltd.	154,300	3,465
Mandom Corp.	115,900	4,990
Matsumotokiyoshi Holdings Co. Ltd.	99,000	4,871
Morinaga & Co. Ltd.	131,900	5,488
		18,814
Financials (1.8%):
North Pacific Bank Ltd.	1,399,300	5,763
The Shiga Bank Ltd.	1,082,000	5,881
Zenkoku Hosho Co. Ltd.	140,500	4,505
		16,149
Health Care (1.0%):
Nippon Shinyaku Co. Ltd.	56,200	2,767
Ship Healthcare Holdings, Inc.	130,100	3,335
Toho Holdings Co. Ltd. (c)	146,200	2,914
		9,016
Industrials (6.2%):
CKD Corp.	366,600	4,147
Daifuku Co. Ltd.	158,600	3,370
Daihen Corp.	647,000	3,989
Jac Recruitment Co. Ltd. (c)	194,600	2,182
Kandenko Co. Ltd.	468,000	4,216
Maeda Corp.	526,000	4,576
Penta-Ocean Construction Co. Ltd.	681,300	3,287

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Ryobi Ltd.	771,000	$3,018
Sanwa Holdings Corp.	914,600	8,700
Seino Holdings Co. Ltd.	481,600	5,337
Technopro Holdings, Inc.	118,600	3,791
TODA Corp.	849,000	4,462
Tsubakimoto Chain Co.	489,000	3,966
		55,041
Information Technology (1.8%):
Dip Corp.	122,400	2,522
NS Solutions Corp.	177,000	3,178
Screen Holdings Co. Ltd.	41,500	2,565
TIS, Inc.	145,100	3,102
Tokyo Seimitsu Co. Ltd.	150,900	4,462
		15,829
Materials (2.0%):
Denka Co. Ltd.	585,000	2,576
DOWA Holdings Co. Ltd.	385,000	2,928
Rengo Co. Ltd.	567,600	3,083
Sumitomo Bakelite Co. Ltd.	738,000	4,128
Tokyo Steel Manufacturing Co. Ltd.	624,600	4,767
		17,482
Real Estate (2.1%):
Japan Hotel REIT Investment Corp.	6,095	4,102
LEOPALACE21 Corp.	543,200	3,001
Nippon Accommodations Fund, Inc.	1,222	5,351
Open House Co. Ltd.	117,300	2,784
Sun Frontier Fudousan Co. Ltd. (c)	361,500	3,186
		18,424
Utilities (0.4%):
Erex Co. Ltd. (c)	122,200	3,531
		195,696
Korea, Republic Of (4.8%):
Consumer Discretionary (1.3%):
Handsome Co. Ltd.	109,526	3,162
KT Skylife Co. Ltd.	178,742	2,556
Nexen Tire Corp.	228,807	2,463
SL Corp.	199,120	3,547
		11,728
Financials (0.7%):
KIWOOM Securities Co. Ltd.	106,286	6,323
Health Care (0.6%):
Dongkook Pharmaceutical Co. Ltd.	56,691	2,691
Hugel, Inc. (b)	10,817	2,870
		5,561
See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (1.2%):
DuzonBizon Co. Ltd.	154,982	$2,748
SFA Engineering Corp.	61,581	3,287
Tes Co. Ltd.	182,236	4,028
		10,063
Materials (1.0%):
Poongsan Corp.	112,206	3,755
SKC Co. Ltd.	185,616	5,065
		8,820
		42,495
Luxembourg (1.4%):
Consumer Discretionary (0.7%):
SAF-Holland SA	436,526	6,256
Industrials (0.7%):
Stabilus SA (b)	110,042	5,911
		12,167
Netherlands (3.6%):
Consumer Staples (0.4%):
Refresco Gerber NV	253,570	3,849
Financials (1.1%):
ASR Nederland NV (b)	137,728	3,273
Euronext NV	157,472	6,489
		9,762
Industrials (0.9%):
Aalberts Industries NV	76,324	2,472
Postnl NV (b)	625,666	2,688
TKH Group NV	78,223	3,093
		8,253
Information Technology (0.4%):
BE Semiconductor Industries	103,160	3,431
Materials (0.4%):
Corbion NV	112,454	3,007
Real Estate (0.4%):
Wereldhave NV	74,751	3,362
		31,664
New Zealand (0.6%):
Health Care (0.6%):
Summerset Group Holdings Ltd.	1,608,542	5,225
Singapore (0.7%):
Real Estate (0.7%):
Fortune REIT	3,153,000	3,620
Mapletree Industrial Trust	2,717,321	3,086
		6,706

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Spain (1.9%):
Financials (0.5%):
Bankinter SA	625,385	$4,836
Industrials (0.5%):
Gamesa Corp. Tecnologica SA	198,313	4,009
Real Estate (0.4%):
Merlin Properties Socimi SA	289,183	3,137
Utilities (0.5%):
Enagas SA	189,891	4,812
		16,794
Sweden (2.4%):
Consumer Discretionary (0.6%):
Bilia AB	229,053	5,258
Consumer Staples (0.3%):
Axfood AB	176,138	2,767
Industrials (0.8%):
Indutrade AB	193,863	3,887
Intrum Justitia AB (c)	86,363	2,913
		6,800
Real Estate (0.4%):
Wihlborgs Fastigheter AB	210,590	3,911
Telecommunication Services (0.3%):
Com Hem Holding AB	319,670	3,047
		21,783
Switzerland (7.7%):
Consumer Staples (0.8%):
Emmi AG	11,873	7,181
Financials (2.3%):
Helvetia Holding AG, Registered Shares	5,400	2,906
Julius Baer Group Ltd.	68,310	3,027
Partners Group Holding AG (c)	12,793	5,991
Swiss Life Holding AG	28,947	8,179
		20,103
Health Care (1.7%):
Lonza Group AG, Registered Shares	55,663	9,623
Straumann Holding AG	13,324	5,193
		14,816
Industrials (1.8%):
Flughafen Zuerich AG	28,478	5,279
Georg Fischer AG	9,883	8,085
Wizz Air Holdings PLC (b)	127,571	2,814
		16,178

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (0.8%):
Logitech International SA	290,263	$7,226
Materials (0.3%):
Clariant AG	164,010	2,828
		68,332
United Kingdom (13.8%):
Consumer Discretionary (2.9%):
Bellway PLC	116,036	3,536
Cineworld UK Ltd.	443,065	3,080
Domino's Pizza Group PLC	727,641	3,229
Informa PLC	547,453	4,585
JD Sports Fashion PLC	926,210	3,630
Ladbrokes PLC	1,446,513	2,066
Pendragon PLC	6,764,274	2,598
Redrow PLC	529,783	2,803
		25,527
Consumer Staples (0.9%):
Greggs PLC	425,942	5,078
Tate & Lyle PLC	326,288	2,839
		7,917
Energy (0.4%):
Cairn Energy PLC (b)	1,170,329	3,400
Financials (2.1%):
Aldermore Group PLC (b)	1,054,135	3,085
Beazley PLC	786,582	3,759
Ig Group Holdings PLC	286,236	1,739
Intermediate Capital Group PLC	347,380	2,990
Jupiter Fund Management PLC	1,076,901	5,864
Novae Group PLC	103,931	881
		18,318
Health Care (0.5%):
Clinigen Group PLC	524,776	4,577
Industrials (2.7%):
Costain Group PLC	605,095	2,625
Keller Group PLC	340,342	3,553
Meggitt PLC	543,177	3,067
National Express Group PLC	1,070,008	4,662
Northgate PLC	588,046	3,573
Rentokil Initial PLC	1,594,286	4,361
Ultra Electronics Holdings PLC	99,482	2,377
		24,218
Information Technology (1.6%):
Auto Trader Group PLC	770,296	3,872
Dialog Semiconductor PLC (b)	79,089	3,323
Electrocomponents PLC	711,391	4,174
Moneysupermarket.com Group PLC	687,842	2,491
		13,860

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (1.4%):
DS Smith PLC	657,126	$3,299
Hill & Smith Holdings PLC	206,450	3,052
RPC Group PLC	304,270	3,988
Synthomer PLC	551,778	2,602
		12,941
Real Estate (1.3%):
Hansteen Holdings PLC	2,212,993	3,101
Safestore Holdings PLC	1,192,431	5,131
The Unite Group PLC	398,724	2,979
		11,211
		121,969
Total Common Stocks (Cost $800,982)		880,532
Collateral for Securities Loaned (3.1%)
United States (3.1%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (d)	15,563,495	15,563
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (d)	11,784,650	11,785
Total Collateral for Securities Loaned (Cost $27,348)		27,348
Total Investments (Cost $828,330) — 102.5%		907,880
Liabilities in excess of other assets — (2.5)%		(21,885)
NET ASSETS — 100.00%		$885,995

(a)  All securities, except those traded on exchanges in the United States (including ADRs) and Canada were fair valued at December 31, 2016.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

ADR — American Depositary Receipt

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount		Value
Asset Backed Securities (6.1%)
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class C, 2.72%, 9/9/19, Callable 2/8/18 @ 100 (a)	$385		$388
Ameriquest Mortgage Securities, Series 04-R12, Class M1, 1.61%, 1/25/35, Callable 1/25/17 @ 100 (b)	844		829
Contimortgage Home Equity Loan Trust, Series 1997-2, Class A9, 7.09%, 4/15/28, Callable 1/15/17 @ 100 (a)	—	(c)	—	(c)
Ford Credit Auto Owner Trust, Series 2012-D, Class C, 1.23%, 8/15/18, Callable 2/15/17 @ 100	700		700
Great America Leasing Receivables, Series 2014-1, Class B, 1.86%, 8/15/20, Callable 11/15/17 @ 100 (d)	1,000		1,000
Home Equity Asset Trust, Series 2005-2, Class M5, 1.31%, 7/25/35, Callable 1/25/17 @ 100 (b)	1,000		923
Hyundai Auto Receivables Trust, Series 2013-C, Classs C, 2.48%, 3/15/19, Callable 1/15/18 @ 100 (a)	350		354
Park Place Securities, Inc., Series 04-WCW2, Class M2, 1.73%, 10/25/34, Callable 1/25/17 @ 100 (b)	271		268
Park Place Securities, Inc., Series 2005-WCH1, Class M2, 1.54%, 1/25/36, Callable 1/25/17 @ 100 (a) (b)	20		20
Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 1.52%, 4/15/20, Callable 8/15/18 @ 100 (d)	520		520
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A2, 0.94%, 10/25/36, Callable 10/25/21 @ 100 (a) (b)	124		124
Santander Drive Auto Receivables Trust, Series 16-3, Class C, 2.46%, 3/15/22, Callable 6/15/21 @ 100 (a)	985		980
Total Asset Backed Securities (Cost $6,113)			6,106
Collateralized Mortgage Obligations (8.2%)
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.93%, 12/10/44 (a) (b)	595		643
Commercial Mortgage Trust, Series 2012-CR5, Class A2, 1.68%, 12/10/45 (a)	310		310
COMM Mortgage Trust, Series 2012-CR4, Class B, 3.70%, 10/15/45 (d)	475		483
Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A10, 5.25%, 3/25/35, Callable 10/25/19 @ 100 (a)	72		71
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2, 1.81%, 9/10/45	775		776
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46 (a)	320		326
Santander Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38%, 11/15/21, Callable 1/15/19 @ 100 (a) (b) (d)	1,000		1,016
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.40%, 8/10/44 (b) (d)	640		700
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45 (b) (d)	500		559
GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.00%, 12/25/34, Callable 9/25/21 @ 100 (a)	180		183
GM Financial Automobile Leasing Trust, Series 2014-2A, Class C, 2.43%, 3/20/18, Callable 8/20/17 @ 100 (d)	1,000		1,004
MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.00%, 9/25/19, Callable 5/25/18 @ 100 (a)	79		80

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Residential Funding Mortgage Securities I, Inc., Series 2006-S1, Class 1A5, 5.25%, 1/25/36, Callable 7/25/21 @ 100 (a)	$123	$112
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.24%, 12/15/45	270	270
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585	584
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100 (b)	208	222
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A2, 2.92%, 8/15/47	860	879
Total Collateralized Mortgage Obligations (Cost $8,294)		8,218
Corporate Bonds (51.7%)
Consumer Discretionary (4.3%):
21st Century Fox America, 7.85%, 3/1/39	405	544
AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	250	251
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	325	296
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100 (e)	320	349
Coach, Inc., 4.25%, 4/1/25, Callable 1/1/25 @ 100	480	483
Dish DBS Corp., 5.00%, 3/15/23	200	199
Hasbro, Inc., 6.35%, 3/15/40	480	559
LKQ Corp., 4.75%, 5/15/23, Callable 5/15/18 @ 102.38	440	438
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	660	673
O'Reilly Automotive, Inc., 4.63%, 9/15/21, Callable 6/15/21 @ 100	275	295
Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31 (d)	225	223
		4,310
Consumer Staples (3.9%):
Church & Dwight Co., Inc., 2.88%, 10/1/22	780	772
Ingredion, Inc., 3.20%, 10/1/26, Callable 7/1/26 @ 100	220	215
Mead Johnson Nutrition Co. 4.90%, 11/1/19 (a)	880	944
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	295	285
Reynolds American, Inc. 4.85%, 9/15/23	186	202
6.15%, 9/15/43 (a)	175	211
Vector Group Ltd., 7.75%, 2/15/21, Callable 2/6/17 @ 105.81 (a)	405	422
Whole Foods Market, Inc., 5.20%, 12/3/25, Callable 9/3/25 @ 100	890	942
		3,993
Energy (7.0%):
Cameron International Corp., 6.38%, 7/15/18	638	679
EQT Corp., 4.88%, 11/15/21	300	320
Equities Corp., 6.50%, 4/1/18	649	684
FMC Technologies, Inc. 2.00%, 10/1/17	690	690
3.45%, 10/1/22, Callable 7/1/22 @ 100	380	380
Marathon Oil Corp. 6.00%, 10/1/17	469	483
5.90%, 3/15/18	487	509

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	$430	$381
Oceaneering International, Inc., 4.65%, 11/15/24, Callable 8/15/24 @ 100	540	533
Suncor Energy, Inc., 6.10%, 6/1/18 (a)	803	850
Valero Energy Corp., 10.50%, 3/15/39	435	666
Western Gas Partners, LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100 (a)	500	493
Western Refining, Inc., 6.25%, 4/1/21, Callable 4/1/17 @ 103.13	385	399
		7,067
Financials (14.5%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	335	321
Alleghany Corp. 4.95%, 6/27/22	640	693
4.90%, 9/15/44, Callable 3/15/44 @ 100	254	245
Aspen Insurance Holding Ltd., 4.65%, 11/15/23	760	782
Bank of America Corp. 3.88%, 3/22/17	1,150	1,157
4.18%, 11/25/27, Callable 11/25/26 @ 100	215	215
BB&T Corp., 3.95%, 3/22/22, Callable 2/22/22 @ 100	365	382
Capital One Financial Corp. 2.45%, 4/24/19, Callable 3/24/19 @ 100	325	327
4.20%, 10/29/25, Callable 9/29/25 @ 100	545	547
Citigroup, Inc. 2.40%, 2/18/20	820	818
2.70%, 3/30/21	475	474
4.13%, 7/25/28	170	168
Goldman Sachs Group, Inc. 2.38%, 1/22/18	555	558
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	271
JPMorgan Chase & Co. 3.88%, 9/10/24	381	386
2.95%, 10/1/26, Callable 7/1/26 @ 100	175	167
5.40%, 1/6/42	190	223
Key Bank NA, 2.50%, 12/15/19	1,000	1,010
MetLife, Inc., 6.82%, 8/15/18 (a)	200	216
Morgan Stanley 2.50%, 1/24/19	930	941
2.65%, 1/27/20	630	633
3.13%, 7/27/26, MTN	200	191
PNC Funding Corp., 5.63%, 2/1/17	500	502
The Bear Stearns Co. LLC, 7.25%, 2/1/18 (a)	1,105	1,170
The Goldman Sachs Group, Inc. 6.15%, 4/1/18	725	763
2.35%, 11/15/21, Callable 11/15/20 @ 100	265	257
Torchmark Corp., 9.25%, 6/15/19	410	474
Unum Group, 5.75%, 8/15/42	260	280
Wachovia Corp., 5.50%, 8/1/35 (a)	140	155
Wells Fargo & Co., 4.90%, 11/17/45 (a)	185	190
		14,516

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Health Care (3.0%):
Abbott Laboratories, 3.75%, 11/30/26, Callable 8/30/26 @ 100	$365	$362
Agilent Technologies, Inc. 6.50%, 11/1/17 (a)	76	79
3.88%, 7/15/23, Callable 4/15/23 @ 100	730	751
Amgen, Inc. 6.90%, 6/1/38	250	320
4.40%, 5/1/45, Callable 11/1/44 @ 100	30	29
Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	575	592
DaVita, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56 (a)	291	290
Express Scripts Holding Co. 3.00%, 7/15/23, Callable 5/15/23 @ 100	160	155
4.80%, 7/15/46, Callable 1/15/46 @ 100	180	172
HCA Holdings, Inc., 6.25%, 2/15/21	300	323
		3,073
Industrials (5.2%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	890	979
JB Hunt Transport Services, Inc., 3.30%, 8/15/22, Callable 6/15/22 @ 100 (a)	275	276
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	210	213
Masco Corp., 4.45%, 4/1/25, Callable 1/1/25 @ 100	450	457
Orbital ATK, Inc., 5.25%, 10/1/21, Callable 2/6/17 @ 103.94 (a)	400	415
Oshkosh Corp., 5.38%, 3/1/25, Callable 3/1/20 @ 102.69 (a)	100	102
Rockwell Automation, Inc., 6.25%, 12/1/37	155	192
Roper Technologies, Inc. 1.85%, 11/15/17 (a)	245	246
6.25%, 9/1/19	695	764
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	370	326
Wabtec Corp., 3.45%, 11/15/26, Callable 8/15/26 @ 100 (d)	550	529
WESCO International, Inc., 5.38%, 12/15/21, Callable 2/6/17 @ 104.03 (a)	655	676
		5,175
Information Technology (4.0%):
Activision Blizzard, Inc., 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (d)	525	574
CA, Inc., 3.60%, 8/1/20, Callable 7/1/20 @ 100	615	631
Juniper Networks, Inc. 4.60%, 3/15/21	320	343
5.95%, 3/15/41	325	332
Maxim Integrated Product, Inc., 2.50%, 11/15/18	850	857
NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	505	486
Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100	645	641
Tyco Electronics Group SA, 2.38%, 12/17/18, Callable 11/17/18 @ 100 (a)	245	247
		4,111
Materials (2.4%):
NewMarket Corp., 4.10%, 12/15/22	724	737
Nucor Corp., 5.20%, 8/1/43, Callable 2/1/43 @ 100	225	254
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	535	538
Southern Copper Corp., 5.25%, 11/8/42 (a)	300	275
Westlake Chemical Corp., 3.60%, 7/15/22, Callable 4/15/22 @ 100	589	589
		2,393

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Real Estate (2.8%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	$225	$214
CubeSmart LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	390	368
Health Care REIT, Inc. 4.70%, 9/15/17	300	306
5.25%, 1/15/22, Callable 10/15/21 @ 100 (a)	330	364
Kilroy Realty Corp., 4.80%, 7/15/18, Callable 5/15/18 @ 100	1,250	1,293
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	300	294
		2,839
Telecommunication Services (2.4%):
AT&T, Inc. 3.95%, 1/15/25, Callable 10/15/24 @ 100 (a)	835	836
6.15%, 9/15/34 (a)	275	299
CenturyLink, Inc., 5.63%, 4/1/20	100	106
Verizon Communications, Inc. 5.15%, 9/15/23	565	625
6.40%, 9/15/33	480	579
		2,445
Utilities (2.2%):
Consolidated Edison, Inc., 6.30%, 8/15/37	250	322
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	500	500
Iberdrola International BV 6.75%, 9/15/33	50	57
6.75%, 7/15/36	110	135
PSEG Power LLC, 4.30%, 11/15/23, Callable 8/15/23 @ 100	90	93
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (a)	320	319
SCANA Corp., 4.75%, 5/15/21, Callable 2/15/21 @ 100	365	382
South Carolina Electric & Gas, 4.10%, 6/15/46, Callable 12/15/45 @ 100	365	361
		2,169
Total Corporate Bonds (Cost $51,800)		52,091
Municipal Bonds (1.5%)
New York (0.8%):
New York Build America Bonds, GO, 5.68%, 10/1/34, Continuously Callable @ 100	695	757
Pennsylvania (0.7%):
Pennsylvania State Build America Bonds, GO, Series B, 5.35%, 5/1/30, Continuously Callable @ 100	735	798
Total Municipal Bonds (Cost $1,404)		1,555
Residential Mortgage Backed Securities (0.5%)
Credit Suisse First Boston Mortgage Securities Corp., Series 02-HE16, Class M1, 2.08%, 10/25/32, Callable 1/25/17 @ 100 (b)	197	192
JPMorgan Mortgage Trust, Series 16-4, Class A5, 3.50%, 10/25/46, Callable 12/25/43 @ 100 (b) (d)	299	304
Total Residential Mortgage Backed Securities (Cost $497)		496

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Mortgage Backed Agencies (30.5%)
Federal Home Loan Mortgage Corp. 8.50%, 2/1/20 (a)	$5	$5
9.00%, 10/1/20 – 4/1/25 (a)	26	29
7.50%, 8/1/29 (a)	17	19
5.00%, 7/1/39 (a)	5,065	5,574
		5,627
Federal National Mortgage Assoc. 7.50%, 8/1/18 (a)	2	2
Series 1990-5, Class J, 8.20%, 1/25/20 (a)	24	25
6.00%, 2/1/37	527	596
Series 2015-61, Class PV, 3.50%, 5/25/44 (b)	1,075	1,120
4.50%, 5/1/46 (a)	6,094	6,568
3.00%, 2/25/47 (f)	3,250	3,224
3.50%, 2/25/47 (f)	5,100	5,219
4.00%, 2/25/47 (f)	8,000	8,400
		25,154
Total U.S. Government Mortgage Backed Agencies (Cost $31,046)		30,781
U.S. Treasury Obligations (5.0%)
U.S. Treasury Bonds, 2.88%, 5/15/43 (a)	5,218	5,040
Total U.S. Treasury Obligations (Cost $5,560)		5,040
Collateral for Securities Loaned (0.3%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (g)	141,697	142
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (g)	187,133	187
Total Collateral for Securities Loaned (Cost $329)		329
Total Investments (Cost $105,043) — 103.8%		104,616
Liabilities in excess of other assets — (3.8)%		(3,839)
NET ASSETS — 100.00%		$100,777

(a)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2016.

(c)  Rounds to less than $1.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2016, the fair value of these securities was $6,912 (thousands) and amounted to 6.9% of net assets.

(e)  All or a portion of this security is on loan.

(f)  Security purchased on a when-issued basis.

(g)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

GO — General Obligation

LLC — Limited Liability Co.

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

LP — Limited Partnership

MTN — Medium Term Note

REIT — Real Estate Investment Trust

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
10-Year U.S. Treasury Note	19	3/22/17	$2,361,344	$(2,250)
2-Year U.S. Treasury Note	10	3/31/17	2,166,875	(1,828)
5-Year U.S. Treasury Note	25	3/31/17	2,941,601	(3,361)
				$(7,439)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements — Sell Protection (a)
(Amounts not in thousands)

At December 31, 2016, the Fund's open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at December 31, 2016(b)	Notional Amount(c)	Fixed Deal Receive Rate	Value	Premiums Paid/ (Received)	Unrealized Gain
CDX North America High Yield Index Swap Agreement; Series 27	GOLDMAN SACHS	12/20/21	3.56%	$5,000,000	5.00%	$318,333	$160,875	$157,458
						$318,333	$160,875	$157,458

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2016

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
ASSETS:
Investments, at value (Cost $147,286, $30,172 and $1,792,251)	$184,206	(a)	$34,713	(b)	$2,306,600 (c)
Cash and cash equivalents	3,261		1,850		75,614
Interest and dividends receivable	78		57		2,788
Receivable for capital shares issued	118		376		7,826
Receivable for investments sold	9,608		—		11,450
Receivable from Adviser	—	(d)	17		5
Receivable from Prior Custodian, Net (See Note 7)	143		8		172
Prepaid expenses	56		28		172
Total Assets	197,470		37,049		2,404,627
LIABILITIES:
Securities lending collateral	6,463		462		88,364
Payable for investments purchased	5,297		733		6,039
Payable for capital shares redeemed	846		11		7,598
Reimbursement due to Adviser (See Note 7)	—		8		108
Accrued expenses and other payables:
Investment advisory fees	151		21		1,671
Administration fees	8		2		101
Custodian fees	6		4		54
Transfer agent fees	54		5		381
Chief Compliance Officer fees	—	(d)	—	(d)	4
Trustees' fees	48		—	(d)	24
12b-1 fees	22		—	(d)	43
Other accrued expenses	31		20		199
Total Liabilities	12,926		1,266		104,586
NET ASSETS:
Capital	145,127		31,231		1,801,098
Accumulated undistributed (distributions in excess of) net investment income	(113)		(10)		4,067
Accumulated net realized gains (losses) from investments	2,610		21		(19,473)
Net unrealized appreciation on investments	36,920		4,541		514,349
Net Assets	$184,544		$35,783		$2,300,041
Net Assets
Class A Shares	$128,764		$1,853		$231,789
Class C Shares	16,898		—		31,389
Class R Shares	2,064		—		15,993
Class R6 Shares	—		1,271		764,185
Class Y Shares	36,818		32,659		1,256,685
Total	$184,544		$35,783		$2,300,041
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,196		107		6,169
Class C Shares	542		—		930
Class R Shares	52		—		434
Class R6 Shares	—		73		19,784
Class Y Shares	851		1,883		32,689
Total	4,641		2,063		60,006
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$40.28		$17.23		$37.58
Class C Shares (f)	$31.24		—		$33.76
Class R Shares	$38.88		—		$36.79
Class R6 Shares	—		$17.31		$38.63
Class Y Shares	$43.28		$17.35		$38.45
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$42.74		$18.28		$39.87

(a)  Includes $6,241 of securities on loan.

(b)  Includes $435 of securities on loan.

(c)  Includes $85,184 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2016

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund		S&P 500 Index Fund
ASSETS:
Investments, at value (Cost $25,242, $369,673 and $71,893)	$31,642	(a)	$411,855	(b)	$243,911	(c)
Cash and cash equivalents	962		3,082		1,774
Deposits with brokers for futures contracts	—		—		304
Interest and dividends receivable	44		430		312
Receivable for capital shares issued	509		54		131
Receivable for investments sold	86		10,572		—
Reclaims receivable	—		—		—	(d)
Receivable from Adviser	15		—	(d)	—
Receivable from Prior Custodian, Net (See Note 7)	8		421		215
Prepaid expenses	22		61		48
Total Assets	33,288		426,475		246,695
LIABILITIES:
Securities lending collateral	188		3,613		514
Payable for investments purchased	141		9,251		—
Payable for capital shares redeemed	28		283		6,001
Reimbursement due to Adviser (See Note 7)	8		—		—
Variation margin payable on open futures contracts	—		—		1
Accrued expenses and other payables:
Investment advisory fees	23		264		42
Administration fees	2		18		11
Custodian fees	3		16		8
Transfer agent fees	5		432		57
Chief Compliance Officer fees	—	(d)	2		1
Trustees' fees	—	(d)	262		52
12b-1 fees	—	(d)	66		16
Other accrued expenses	14		187		27
Total Liabilities	412		14,394		6,730
NET ASSETS:
Capital	27,556		365,967		66,105
Accumulated undistributed (distributions in excess of) net investment income	20		(102)		55
Accumulated net realized gains (losses) from investments	(1,100)		4,034		1,784
Net unrealized appreciation on investments	6,400		42,182		172,021
Net Assets	$32,876		$412,081		$239,965
Net Assets
Class A Shares	$1,268		$321,370		$186,542
Class C Shares	—		67,706		—
Class R Shares	—		837		14,694
Class R6 Shares	21		—		—
Class Y Shares	31,587		22,168		38,729
Total	$32,876		$412,081		$239,965
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	82		8,419		9,092
Class C Shares	—		2,119		—
Class R Shares	—		22		718
Class R6 Shares	1		—		—
Class Y Shares	2,017		544		1,877
Total	2,100		11,104		11,687
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$15.55		$38.18		$20.52
Class C Shares (f)	—		$31.96		—
Class R Shares	—		$36.56		$20.48
Class R6 Shares	$15.68		—		—
Class Y Shares	$15.66		$40.73		$20.62
Maximum Sales Charge — Class A Shares	5.75%		5.75%		2.50%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$16.50		$40.51		$21.05

(a)  Includes $182 of securities on loan.

(b)  Includes $3,526 of securities on loan.

(c)  Includes $500 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2016

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Munder Mid-Cap Core Growth Fund		Munder Small Cap Growth Fund		Trivalent Emerging Markets Small-Cap Fund
ASSETS:
Investments, at value (Cost $3,079,864, $5,275 and $3,758)	$4,352,256	(a)	$5,679	(b)	$3,992 (c)
Foreign currency, at value (Cost $—, $— and $5)	—		—		5
Cash and cash equivalents	31,705		36		41
Interest and dividends receivable	7,272		2		6
Receivable for capital shares issued	5,317		—		1
Receivable from Adviser	28		6		9
Receivable from Prior Custodian, Net (See Note 7)	177		—		11
Prepaid expenses	135		2		7
Total Assets	4,396,890		5,725		4,072
LIABILITIES:
Securities lending collateral	20,469		51		46
Payable for investments purchased	—		25		—
Foreign tax payable	—		—		4
Payable for capital shares redeemed	46,869		—		43
Reimbursement due to Adviser (See Note 7)	—		—		11
Accrued expenses and other payables:
Investment advisory fees	2,887		4		4
Administration fees	196		—	(d)	—
Custodian fees	148		11		3
Transfer agent fees	1,986		—		2
Chief Compliance Officer fees	21		—	(d)	—
Trustees' fees	102		—		—
12b-1 fees	185		—	(d)	—
Other accrued expenses	768		5		15
Total Liabilities	73,631		96		128
NET ASSETS:
Capital	2,827,538		5,438		4,017
Accumulated undistributed (distributions in excess of) net investment income	4,319		(2)		(7)
Accumulated net realized gains (losses) from investments	219,010		(211)		(296)
Net unrealized appreciation on investments	1,272,392		404		230
Net Assets	$4,323,259		$5,629		$3,944
Net Assets
Class A Shares	$856,246		$114		$275
Class C Shares	177,963		—		—
Class I Shares	—		5,464		—
Class R Shares	36,090		—		—
Class R6 Shares	726,792		—		—
Class Y Shares	2,526,168		51		3,669
Total	$4,323,259		$5,629		$3,944
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	25,549		12		26
Class C Shares	6,246		—		—
Class I Shares	—		537		—
Class R Shares	1,117		—		—
Class R6 Shares	20,451		—		—
Class Y Shares	71,828		5		355
Total	125,191		554		381
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$33.51		$10.11		$10.32
Class C Shares (f)	$28.50		—		—
Class I Shares	—		$10.16		—
Class R Shares	$32.31		—		—
Class R6 Shares	$35.54		—		—
Class Y Shares	$35.17		$10.14		$10.34
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$35.55		$10.73		$10.95

(a)  Includes $19,896 of securities on loan.

(b)  Includes $47 of securities on loan.

(c)  Includes $43 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2016

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Trivalent International Fund-Core Equity	Trivalent International Small-Cap Fund	INCORE Total Return Bond Fund
ASSETS:
Investments, at value (Cost $23,813, $828,330 and $105,043)	$25,041 (a)	$907,880 (b)	$104,616	(c)
Foreign currency, at value (Cost $29, $34 and $—)	29	34	—
Cash and cash equivalents	50	3,559	10,986
Deposits with brokers for futures contracts	—	—	308
Deposits with brokers for credit default swap agreements	—	—	953
Interest and dividends receivable	32	1,163	725
Receivable for capital shares issued	63	1,337	455
Receivable for investments sold	109	119	16,708
Variation margin receivable on open futures contracts	—	—	11
Variation margin receivable on open credit default swap agreements	—	—	—	(d)
Reclaims receivable	40	678	—
Receivable from Adviser	7	302	12
Receivable from Prior Custodian, Net (See Note 7)	215	77	164
Prepaid expenses	81	122	49
Total Assets	25,667	915,271	134,987
LIABILITIES:
Securities lending collateral	5	27,348	329
Payable for investments purchased	214	—	33,569
Foreign tax payable	1	—	—
Payable for capital shares redeemed	2,320	615	10
Reimbursement due to Adviser (See Note 7)	57	77	108
Payable for deferred mortgage dollar rolls	—	—	9
Accrued expenses and other payables:
Investment advisory fees	17	713	33
Administration fees	1	38	4
Custodian fees	15	77	6
Transfer agent fees	9	274	17
Chief Compliance Officer fees	— (d)	2	—	(d)
Trustees' fees	68	— (d)	83
12b-1 fees	1	10	3
Other accrued expenses	22	122	39
Total Liabilities	2,730	29,276	34,210
NET ASSETS:
Capital	56,794	832,956	107,952
Accumulated undistributed (distributions in excess of) net investment income	(278)	(6,586)	856
Accumulated net realized losses from investments	(34,802)	(19,869)	(7,754)
Net unrealized appreciation/depreciation on investments	1,223	79,494	(277)
Net Assets	$22,937	$885,995	$100,777
Net Assets
Class A Shares	$4,932	$74,649	$14,628
Class C Shares	1,044	4,941	2,590
Class I Shares	261	413,613	—
Class R6 Shares	1,124	18,710	5,717
Class Y Shares	15,576	374,082	77,842
Total	$22,937	$885,995	$100,777
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	778	6,869	1,546
Class C Shares	165	463	272
Class I Shares	41	37,865	—
Class R6 Shares	177	1,704	603
Class Y Shares	2,462	34,357	8,215
Total	3,623	81,258	10,636
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$6.34	$10.87	$9.46
Class C Shares (f)	$6.33	$10.66	$9.53
Class I Shares	$6.35	$10.92	—
Class R6 Shares	$6.35	$10.98	$9.48
Class Y Shares	$6.33	$10.89	$9.48
Maximum Sales Charge — Class A Shares	5.75%	5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$6.73	$11.53	$9.65

(a)  Includes $5 of securities on loan.

(b)  Includes $26,163 of securities on loan.

(c)  Includes $317 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2016

(Amounts in Thousands)  (Unaudited)

	Integrity Discovery Fund	Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
Investment Income:
Dividend income	$781	$230		$15,374
Securities lending income	11	1		185
Total Income	792	231		15,559
Expenses:
Investment advisory fees	583	97		8,724
Administration fees	44	10		785
12b-1 fees — Class A Shares	85	7		276
12b-1 fees — Class C Shares	76	—		146
12b-1 fees — Class R Shares	5	—		40
Custodian fees	5	4		48
Transfer agent fees — Class A Shares	48	18		364
Transfer agent fees — Class C Shares	14	—		26
Transfer agent fees — Class R Shares	2	—		34
Transfer agent fees — Class R6 Shares	—	—		1
Transfer agent fees — Class Y Shares	26	4		797
Trustees' fees	5	1		71
Chief Compliance Officer fees	1	—	(a)	9
Legal and audit fees	10	6		93
State registration and filing fees	22	18		54
Other expenses	14	7		108
Total Expenses	940	172		11,576
Expenses waived/reimbursed by Adviser	(1)	(31)		(74)
Net Expenses	939	141		11,502
Net Investment Income (Loss)	(147)	90		4,057
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	4,796	651		58,698
Net change in unrealized appreciation/depreciation on investments	25,271	2,227		356,869
Net realized/unrealized gains on investments	30,067	2,878		415,567
Change in net assets resulting from operations	$29,920	$2,968		$419,624

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2016

(Amounts in Thousands)  (Unaudited)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund	S&P 500 Index Fund
Investment Income:
Dividend income	$206		$2,909	$2,619
Securities lending income	1		8	2
Total Income	207		2,917	2,621
Expenses:
Investment advisory fees	120		1,545	244
Administration fees	11		160	95
12b-1 fees — Class A Shares	1		402	144
12b-1 fees — Class C Shares	—		341	—
12b-1 fees — Class R Shares	—		3	35
Custodian fees	4		13	12
Transfer agent fees — Class A Shares	—	(a)	506	85
Transfer agent fees — Class C Shares	—		134	—
Transfer agent fees — Class R Shares	—		1	6
Transfer agent fees — Class Y Shares	9		11	2
Trustees' fees	1		22	13
Chief Compliance Officer fees	—	(a)	3	1
Legal and audit fees	6		26	17
State registration and filing fees	22		18	17
Other expenses	5		78	34
Total Expenses	179		3,263	705
Expenses waived/reimbursed by Adviser	(24)		(1)	—
Net Expenses	155		3,262	705
Net Investment Income (Loss)	52		(345)	1,916
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	609		14,307	4,424
Net realized gains from futures transactions	—		—	109
Net change in unrealized appreciation/depreciation on investments	4,079		14,749	10,988
Net change in unrealized appreciation/depreciation on futures transactions	—		—	14
Net realized/unrealized gains on investments	4,688		29,056	15,535
Change in net assets resulting from operations	$4,740		$28,711	$17,451

(a)  Rounds to less than $1.
See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2016

(Amounts in Thousands)  (Unaudited)

	Munder Mid-Cap Core Growth Fund	Munder Small Cap Growth Fund		Trivalent Emerging Markets Small-Cap Fund
Investment Income:
Dividend income	$31,039	$37		$47
Securities lending income	229	1		1
Foreign tax withholding	—	—		(5)
Total Income	31,268	38		43
Expenses:
Investment advisory fees	17,861	22		22
Administration fees	1,858	2		2
12b-1 fees — Class A Shares	1,184	—	(a)	— (a)
12b-1 fees — Class C Shares	973	—		—
12b-1 fees — Class R Shares	96	—		—
Accounting fees	4	1		11
Custodian fees	105	8		8
Printing fees	416	3		3
Transfer agent fees — Class A Shares	1,080	—		— (a)
Transfer agent fees — Class C Shares	128	—		—
Transfer agent fees — Class I Shares	—	—	(a)	—
Transfer agent fees — Class R Shares	55	—		—
Transfer agent fees — Class R6 Shares	1	—		—
Transfer agent fees — Class Y Shares	2,947	—		3
Trustees' fees	291	—	(a)	— (a)
Chief Compliance Officer fees	35	—		—
Legal and audit fees	282	5		6
State registration and filing fees	70	7		1
Other expenses	2	1		2
Total Expenses	27,388	49		58
Expenses waived/reimbursed by Adviser	(397)	(19)		(27)
Net Expenses	26,991	30		31
Net Investment Income	4,277	8		12
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions	378,105	(13)		(23)
Foreign taxes on realized gains	—	—		(2)
Net realized losses from foreign currency translations	—	—		(3)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(118,204)	816		29
Net change in unrealized appreciation/depreciation on foreign taxes	—	—		(1)
Net realized/unrealized gains on investments	259,901	803		— (a)
Change in net assets resulting from operations	$264,178	$811		$12

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2016

(Amounts in Thousands)  (Unaudited)

	Trivalent International Fund-Core Equity	Trivalent International Small-Cap Fund	INCORE Total Return Bond Fund
Investment Income:
Interest income	$—	$—	$1,446
Dividend income	228	7,254	36
Securities lending income	1	275	3
Foreign tax withholding	(18)	(527)	—
Mortgage dollar roll income	—	—	116
Total Income	211	7,002	1,601
Expenses:
Investment advisory fees	91	4,223	203
Administration fees	9	346	39
12b-1 fees — Class A Shares	6	99	19
12b-1 fees — Class C Shares	—	28	15
Accounting fees	15	17	12
Custodian fees	16	69	6
Transfer agent fees — Class A Shares	6	65	18
Transfer agent fees — Class C Shares	2	5	3
Transfer agent fees — Class I Shares	—	127	—
Transfer agent fees — Class R6 Shares	—	1	—
Transfer agent fees — Class Y Shares	1	426	6
Trustees' fees	— (a)	24	5
Chief Compliance Officer fees	— (a)	4	1
Legal and audit fees	10	49	11
State registration and filing fees	21	45	25
Other expenses	6	55	9
Total Expenses	183	5,583	372
Expenses waived/reimbursed by Adviser	(35)	(861)	(38)
Net Expenses	148	4,722	334
Net Investment Income	63	2,280	1,267
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions	302	4,832	(66)
Foreign taxes on realized gains	— (a)	—	—
Net realized losses from futures transactions	—	—	(155)
Net realized gains from credit default swap agreement transactions	—	—	45
Net realized losses from foreign currency translations	(15)	(298)	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	633	19,253	(2,657)
Net change in unrealized appreciation/depreciation on futures transactions	—	—	(120)
Net change in unrealized appreciation/depreciation on credit default swap agreement transactions	—	—	157
Net change in unrealized appreciation/depreciation on foreign taxes	(1)	—	—
Net realized/unrealized gains/losses on investments	919	23,787	(2,796)
Change in net assets resulting from operations	$982	$26,067	$(1,529)

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(147)	$(311)	$90	$114	$4,057	$5,762
Net realized gains (losses) from investment transactions	4,796	6,061	651	(520)	58,698	(76,038)
Net change in unrealized appreciation/depreciation on investments	25,271	(15,425)	2,227	786	356,869	(20,543)
Change in net assets resulting from operations	29,920	(9,675)	2,968	380	419,624	(90,819)
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	—	(30)	—	—
Class R6 Shares (a)	—	—	(4)	(3)	(2,661)	(833)
Class Y Shares	—	—	(143)	(28)	(3,159)	(103)
From net realized gains:
Class A Shares	(4,989)	(4,102)	—	(98)	—	(3,483)
Class C Shares	(839)	(1,394)	—	—	—	(461)
Class R Shares	(82)	(95)	—	—	—	(218)
Class R6 Shares (a)	—	—	—	(5)	—	(7,877)
Class Y Shares	(1,320)	(2,215)	—	(73)	—	(10,606)
Change in net assets resulting from distributions to shareholders	(7,230)	(7,806)	(147)	(237)	(5,820)	(23,581)
Change in net assets resulting from capital transactions	69,681	(5,548)	12,708	5,208	36,048	528,210
Capital Contribution from Prior Custodian, Net (See Note 7)	—	143	—	—	—	64
Change in net assets	92,371	(22,886)	15,529	5,351	449,852	413,874
Net Assets:
Beginning of period	92,173	115,059	20,254	14,903	1,850,189	1,436,315
End of period	$184,544	$92,173	$35,783	$20,254	$2,300,041	$1,850,189
Accumulated undistributed (distributions in excess of) net investment income	$(113)	$34	$(10)	$47	$4,067	$5,830

(a)  Class R6 Shares for Integrity Mid-Cap Value Fund commenced operations on December 15, 2015.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$71,914	$6,423	$1,179	$4,480	$22,301	$91,700
Distributions reinvested	4,711	3,554	—	124	—	2,843
Cost of shares redeemed	(9,405)	(13,048)	(10,850)	(3,814)	(51,394)	(105,408)
Total Class A Shares	$67,220	$(3,071)	$(9,671)	$790	$(29,093)	$(10,865)
Class C Shares
Proceeds from shares issued	$783	$1,210	$—	$—	$1,492	$6,194
Distributions reinvested	693	1,123	—	—	—	378
Cost of shares redeemed	(1,558)	(2,450)	—	—	(3,836)	(4,110)
Total Class C Shares	$(82)	$(117)	$—	$—	$(2,344)	$2,462
Class R Shares
Proceeds from shares issued	$189	$978	$—	$—	$2,103	$8,566
Distributions reinvested	38	50	—	—	—	142
Cost of shares redeemed	(240)	(398)	—	—	(4,292)	(4,382)
Total Class R Shares	$(13)	$630	$—	$—	$(2,189)	$4,326
Class R6 Shares (a)
Proceeds from shares issued	$—	$—	$647	$693	$108,954	$314,086
Distributions reinvested	—	—	4	8	2,657	8,685
Cost of shares redeemed	—	—	(176)	(36)	(92,407)	(101,632)
Total Class R6 Shares	$—	$—	$475	$665	$19,204	$221,139
Class Y Shares
Proceeds from shares issued	$6,734	$14,754	$23,584	$6,815	$179,661	$528,962
Distributions reinvested	1,225	2,038	140	101	2,713	8,363
Cost of shares redeemed	(5,403)	(19,782)	(1,820)	(3,163)	(131,904)	(226,177)
Total Class Y Shares	$2,556	$(2,990)	$21,904	$3,753	$50,470	$311,148
Change in net assets resulting from capital transactions	$69,681	$(5,548)	$12,708	$5,208	$36,048	$528,210

(a)  Class R6 Shares for Integrity Mid-Cap Value Fund commenced operations on December 15, 2015.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
Share Transactions:
Class A Shares
Issued	1,839	190	73	305	654	3,027
Reinvested	116	107	—	8	—	92
Redeemed	(249)	(397)	(684)	(264)	(1,533)	(3,429)
Total Class A Shares	1,706	(100)	(611)	49	(879)	(310)
Class C Shares
Issued	25	45	—	—	48	224
Reinvested	22	43	—	—	—	13
Redeemed	(53)	(91)	—	—	(128)	(149)
Total Class C Shares	(6)	(3)	—	—	(80)	88
Class R Shares
Issued	5	31	—	—	63	281
Reinvested	1	2	—	—	—	5
Redeemed	(7)	(13)	—	—	(128)	(147)
Total Class R Shares	(1)	20	—	—	(65)	139
Class R6 Shares (a)
Issued	—	—	37	49	3,102	9,877
Reinvested	—	—	— (b)	1	68	273
Redeemed	—	—	(11)	(3)	(2,654)	(3,234)
Total Class R6 Shares	—	—	26	47	516	6,916
Class Y Shares
Issued	168	403	1,442	462	5,193	17,047
Reinvested	28	58	8	7	70	264
Redeemed	(134)	(566)	(109)	(215)	(3,795)	(7,356)
Total Class Y Shares	62	(105)	1,341	254	1,468	9,955
Change in Shares	1,761	(188)	756	350	960	16,788

(a)  Class R6 Shares for Integrity Mid-Cap Value Fund commenced operations on December 15, 2015.

(b)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund		S&P 500 Index Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$52	$82	$(345)	$(381)	$1,916	$4,031
Net realized gains (losses) from investment transactions	609	(1,615)	14,307	69	4,533	18,936
Net change in unrealized appreciation/depreciation on investments	4,079	346	14,749	(20,226)	11,002	(15,765)
Change in net assets resulting from operations	4,740	(1,187)	28,711	(20,538)	17,451	7,202
Distributions to Shareholders:
From net investment income:
Class A Shares	—	(2)	—	—	(1,607)	(3,159)
Class R Shares	—	—	—	—	(92)	(173)
Class R6 Shares	—	(15)	—	—	—	—
Class Y Shares	(32)	(75)	—	—	(368)	(680)
From net realized gains:
Class A Shares	—	—	—	(62,893)	(12,170)	(18,328)
Class C Shares	—	—	—	(15,396)	—	—
Class R Shares	—	—	—	(148)	(912)	(1,284)
Class Y Shares	—	—	—	(3,735)	(2,439)	(3,513)
Change in net assets resulting from distributions to shareholders	(32)	(92)	—	(82,172)	(17,588)	(27,137)
Change in net assets resulting from capital transactions	5,153	1,371	(25,207)	24,647	5,015	(5,475)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	—	—	421	—	215
Change in net assets	9,861	92	3,504	(77,642)	4,878	(25,195)
Net Assets:
Beginning of period	23,015	22,923	408,577	486,219	235,087	260,282
End of period	$32,876	$23,015	$412,081	$408,577	$239,965	$235,087
Accumulated undistributed (distributions in excess of) net investment income	$20	$—	$(102)	$243	$55	$206

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund		S&P 500 Index Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$575	$318	$3,517	$12,899	$10,906	$21,637
Distributions reinvested	—	2	—	53,212	12,112	18,791
Cost of shares redeemed	(175)	(97)	(23,463)	(47,371)	(22,521)	(44,558)
Total Class A Shares	$400	$223	$(19,946)	$18,740	$497	$(4,130)
Class C Shares
Proceeds from shares issued	$—	$—	$565	$3,209	$—	$—
Distributions reinvested	—	—	—	12,092	—	—
Cost of shares redeemed	—	—	(5,457)	(9,469)	—	—
Total Class C Shares	$—	$—	$(4,892)	$5,832	$—	$—
Class R Shares
Proceeds from shares issued	$—	$—	$116	$695	$2,826	$3,083
Distributions reinvested	—	—	—	130	1,004	1,457
Cost of shares redeemed	—	—	(656)	(521)	(2,316)	(4,638)
Total Class R Shares	$—	$—	$(540)	$304	$1,514	$(98)
Class R6 Shares
Proceeds from shares issued	$257	$480	$—	$—	$—	$—
Distributions reinvested	—	15	—	—	—	—
Cost of shares redeemed	(4,276)	(509)	—	—	—	—
Total Class R6 Shares	$(4,019)	$(14)	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$11,283	$2,737	$2,516	$2,664	$3,556	$3,516
Distributions reinvested	32	74	—	3,098	2,565	3,916
Cost of shares redeemed	(2,543)	(1,649)	(2,345)	(5,991)	(3,117)	(8,679)
Total Class Y Shares	$8,772	$1,162	$171	$(229)	$3,004	$(1,247)
Change in net assets resulting from capital transactions	$5,153	$1,371	$(25,207)	$24,647	$5,015	$(5,475)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund		S&P 500 Index Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
Share Transactions:
Class A Shares
Issued	40	25	96	335	514	1,052
Reinvested	—	—	—	1,443	586	926
Redeemed	(12)	(8)	(636)	(1,241)	(1,069)	(2,170)
Total Class A Shares	28	17	(540)	537	31	(192)
Class C Shares
Issued	—	—	18	100	—	—
Reinvested	—	—	—	389	—	—
Redeemed	—	—	(177)	(285)	—	—
Total Class C Shares	—	—	(159)	204	—	—
Class R Shares
Issued	—	—	3	20	133	150
Reinvested	—	—	—	4	49	72
Redeemed	—	—	(18)	(13)	(109)	(226)
Total Class R Shares	—	—	(15)	11	73	(4)
Class R6 Shares
Issued	18	37	—	—	—	—
Reinvested	—	1	—	—	—	—
Redeemed	(270)	(38)	—	—	—	—
Total Class R6 Shares	(252)	— (a)	—	—	—	—
Class Y Shares
Issued	775	208	63	65	167	168
Reinvested	2	6	—	79	123	192
Redeemed	(177)	(126)	(60)	(142)	(146)	(423)
Total Class Y Shares	600	88	3	2	144	(63)
Change in Shares	376	105	(711)	754	248	(259)

(a)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Munder Mid-Cap Core Growth Fund		Munder Small Cap Growth Fund		Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$4,277	$(806)	$8	$(21)	$12	$47
Net realized gains (losses) from investment transactions	378,105	435,515	(13)	(192)	(28)	(210)
Net change in unrealized appreciation/depreciation on investments	(118,204)	(949,747)	816	(599)	28	(207)
Change in net assets resulting from operations	264,178	(515,038)	811	(812)	12	(370)
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	—	—	(2)	(2)
Class Y Shares	—	—	—	—	(41)	(25)
From net realized gains:
Class A Shares	(103,938)	(107,207)	—	—	—	—
Class C Shares	(24,737)	(24,639)	—	—	—	—
Class R Shares	(4,453)	(4,845)	—	—	—	—
Class R6 Shares	(81,739)	(74,973)	—	—	—	—
Class Y Shares	(291,102)	(337,685)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(505,969)	(549,349)	—	—	(43)	(27)
Change in net assets resulting from capital transactions	(363,772)	(345,784)	389	791	26	108
Capital Contribution from Prior Custodian, Net (See Note 7)	—	177	—	—	—	—
Change in net assets	(605,563)	(1,409,994)	1,200	(21)	(5)	(289)
Net Assets:
Beginning of period	4,928,822	6,338,816	4,429	4,450	3,949	4,238
End of period	$4,323,259	$4,928,822	$5,629	$4,429	$3,944	$3,949
Accumulated undistributed (distributions in excess of) net investment income	$4,319	$42	$(2)	$(10)	$(7)	$24

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Munder Mid-Cap Core Growth Fund		Munder Small Cap Growth Fund		Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$62,253	$162,389	$57	$6	$19	$102
Distributions reinvested	89,253	93,158	—	—	2	2
Cost of shares redeemed	(212,511)	(339,797)	—	—	(21)	(140)
Total Class A Shares	$(61,005)	$(84,250)	$57	$6	$— (a)	$(36)
Class C Shares
Proceeds from shares issued	$5,558	$13,305	$—	$—	$—	$—
Distributions reinvested	20,067	19,870	—	—	—	—
Cost of shares redeemed	(32,795)	(39,452)	—	—	—	—
Total Class C Shares	$(7,170)	$(6,277)	$—	$—	$—	$—
Class I Shares
Proceeds from shares issued	$—	$—	$422	$867	$—	$—
Cost of shares redeemed	—	—	(90)	(82)	—	—
Total Class I Shares	$—	$—	$332	$785	$—	$—
Class R Shares
Proceeds from shares issued	$2,508	$10,031	$—	$—	$—	$—
Distributions reinvested	4,278	4,641	—	—	—	—
Cost of shares redeemed	(8,153)	(22,057)	—	—	—	—
Total Class R Shares	$(1,367)	$(7,385)	$—	$—	$—	$—
Class R6 Shares
Proceeds from shares issued	$76,433	$286,983	$—	$—	$—	$—
Distributions reinvested	79,420	73,138	—	—	—	—
Cost of shares redeemed	(142,948)	(205,461)	—	—	—	—
Total Class R6 Shares	$12,905	$154,660	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$235,616	$645,451	$—	$—	$149	$292
Distributions reinvested	271,924	313,081	—	—	37	24
Cost of shares redeemed	(814,675)	(1,361,064)	—	—	(160)	(172)
Total Class Y Shares	$(307,135)	$(402,532)	$—	$—	$26	$144
Change in net assets resulting from capital transactions	$(363,772)	$(345,784)	$389	$791	$26	$108

(a) Rounds to less than $1.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Munder Mid-Cap Core Growth Fund		Munder Small Cap Growth Fund		Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
Share Transactions:
Class A Shares
Issued	1,717	4,275	6	1	2		9
Reinvested	2,653	2,586	—	—	—	(a)	— (a)
Redeemed	(5,787)	(9,145)	—	—	(2)		(14)
Total Class A Shares	(1,417)	(2,284)	6	1	—	(a)	(5)
Class C Shares
Issued	187	402	—	—	—		—
Reinvested	702	631	—	—	—		—
Redeemed	(1,031)	(1,224)	—	—	—		—
Total Class C Shares	(142)	(191)	—	—	—		—
Class I Shares
Issued	—	—	44	97	—		—
Redeemed	—	—	(10)	(9)	—		—
Total Class I Shares	—	—	34	88	—		—
Class R Shares
Issued	71	272	—	—	—		—
Reinvested	132	133	—	—	—		—
Redeemed	(230)	(607)	—	—	—		—
Total Class R Shares	(27)	(202)	—	—	—		—
Class R6 Shares
Issued	1,972	7,004	—	—	—		—
Reinvested	2,227	1,936	—	—	—		—
Redeemed	(3,657)	(5,324)	—	—	—		—
Total Class R6 Shares	542	3,616	—	—	—		—
Class Y Shares
Issued	6,130	16,650	—	—	14		29
Reinvested	7,703	8,347	—	—	4		2
Redeemed	(21,063)	(35,714)	—	—	(15)		(16)
Total Class Y Shares	(7,230)	(10,717)	—	—	3		15
Change in Shares	(8,274)	(9,778)	40	89	3		10

(a)  Rounds to less than 1.
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Trivalent International Fund-Core Equity		Trivalent International Small-Cap Fund		INCORE Total Return Bond Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income	$63	$333	$2,280	$9,868	$1,267	$3,447
Net realized gains (losses) from investment transactions	287	(303)	4,534	(20,739)	(176)	(2,602)
Net change in unrealized appreciation/depreciation on investments	632	(2,924)	19,253	(31,991)	(2,620)	2,571
Change in net assets resulting from operations	982	(2,894)	26,067	(42,862)	(1,529)	3,416
Distributions to Shareholders:
From net investment income:
Class A Shares	(94)	(84)	(878)	(862)	(270)	(541)
Class C Shares	(12)	(9)	(17)	(22)	(42)	(85)
Class I Shares	(6)	(4)	(6,447)	(4,210)	—	—
Class R6 Shares	(28)	(32)	(260)	(85)	(98)	(64)
Class Y Shares	(387)	(257)	(5,256)	(2,183)	(1,496)	(2,994)
From net realized gains:
Class A Shares	—	—	—	(1,144)	—	—
Class C Shares	—	—	—	(70)	—	—
Class I Shares	—	—	—	(4,244)	—	—
Class R6 Shares	—	—	—	(95)	—	—
Class Y Shares	—	—	—	(2,445)	—	—
Change in net assets resulting from distributions to shareholders	(527)	(386)	(12,858)	(15,360)	(1,906)	(3,684)
Change in net assets resulting from capital transactions	1,959	(4,389)	36,308	326,504	3,887	(12,321)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	158	—	—	—	56
Change in net assets	2,414	(7,511)	49,517	268,282	452	(12,533)
Net Assets:
Beginning of period	20,523	28,034	836,478	568,196	100,325	112,858
End of period	$22,937	$20,523	$885,995	$836,478	$100,777	$100,325
Accumulated undistributed (distributions in excess of) net investment income	$(278)	$186	$(6,586)	$3,992	$856	$1,495

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Trivalent International Fund-Core Equity		Trivalent International Small-Cap Fund		INCORE Total Return Bond Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$463	$1,014	$16,853	$73,001	$577	$1,252
Distributions reinvested	77	68	753	1,808	217	436
Cost of shares redeemed	(417)	(1,555)	(22,934)	(54,377)	(1,551)	(4,279)
Total Class A Shares	$123	$(473)	$(5,328)	$20,432	$(757)	$(2,591)
Class C Shares
Proceeds from shares issued	$11	$122	$484	$2,692	$120	$454
Distributions reinvested	7	5	15	83	34	62
Cost of shares redeemed	(121)	(155)	(1,486)	(887)	(716)	(853)
Total Class C Shares	$(103)	$(28)	$(987)	$1,888	$(562)	$(337)
Class I Shares
Proceeds from shares issued	$66	$48	$48,928	$121,469	$—	$—
Distributions reinvested	6	4	2,277	2,916	—	—
Cost of shares redeemed	(6)	(78)	(20,963)	(29,003)	—	—
Total Class I Shares	$66	$(26)	$30,242	$95,382	$—	$—
Class R6 Shares
Proceeds from shares issued	$307	$567	$7,524	$10,966	$4,124	$1,562
Distributions reinvested	28	32	260	180	98	63
Cost of shares redeemed	(835)	(541)	(2,412)	(2,919)	(786)	(625)
Total Class R6 Shares	$(500)	$58	$5,372	$8,227	$3,436	$1,000
Class Y Shares
Proceeds from shares issued	$5,225	$1,189	$53,352	$263,875	$4,551	$3,579
Distributions reinvested	371	235	4,285	4,026	1,316	2,494
Cost of shares redeemed	(3,223)	(5,344)	(50,628)	(67,326)	(4,097)	(16,466)
Total Class Y Shares	$2,373	$(3,920)	$7,009	$200,575	$1,770	$(10,393)
Change in net assets resulting from capital transactions	$1,959	$(4,389)	$36,308	$326,504	$3,887	$(12,321)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Trivalent International Fund-Core Equity		Trivalent International Small-Cap Fund		INCORE Total Return Bond Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(unaudited)		(unaudited)		(unaudited)
Share Transactions:
Class A Shares
Issued	73	154	1,520	6,512	59	130
Reinvested	12	11	70	161	22	45
Redeemed	(65)	(247)	(2,076)	(5,091)	(160)	(443)
Total Class A Shares	20	(82)	(486)	1,582	(79)	(268)
Class C Shares
Issued	2	20	45	245	12	47
Reinvested	1	1	1	8	3	6
Redeemed	(19)	(24)	(138)	(83)	(73)	(88)
Total Class C Shares	(16)	(3)	(92)	170	(58)	(35)
Class I Shares
Issued	10	8	4,379	10,981	—	—
Reinvested	1	1	210	259	—	—
Redeemed	(1)	(13)	(1,886)	(2,634)	—	—
Total Class I Shares	10	(4)	2,703	8,606	—	—
Class R6 Shares
Issued	48	88	675	1,002	424	164
Reinvested	4	5	24	16	10	7
Redeemed	(129)	(87)	(215)	(270)	(81)	(65)
Total Class R6 Shares	(77)	6	484	748	353	106
Class Y Shares
Issued	812	193	4,809	25,012	475	369
Reinvested	59	37	397	358	136	259
Redeemed	(507)	(827)	(4,557)	(6,194)	(419)	(1,711)
Total Class Y Shares	364	(597)	649	19,176	192	(1,083)
Change in Shares	301	(680)	3,258	30,282	408	(1,280)

See notes to financial statements.

Victory Portfolios	Statement of Cash Flows For the Six Months Ended December 31, 2016

(Amounts in Thousands)  (Unaudited)

INCORE Total Return Bond Fund
Increase (Decrease) in Cash — Cash Flows from Operating Activities:
Net decrease in net assets from operations	$(1,529)
Adjustments to reconcile net decrease from operations to net cash used in operating activities:
Purchases of investments	(126,925)
Proceeds from disposition and paydowns of investments	125,724
Net purchases, sales and maturities of short-term investments	14,173
Net amortization/accretion on investments	170
Deposits with brokers for futures contracts	23
Deposits with brokers for swap contracts	(953)
Interest and dividends receivable	(47)
Receivable from Adviser	7
Receivable from investments sold	126
Prepaids and other assets	(24)
Payments for futures contracts transactions	(286)
Payments for swap contracts transactions	202
Securities lending collateral	329
Payable for investments purchased	(45,509)
Payable for deferred mortgage dollar rolls	(6)
Payable to administrator	(5)
Payable for investment advisory fees	(1)
Payable for custodian fees	3
Payable for distribution fees	(3)
Accounts payable and accrued expenses	7
Net realized loss from investments	176
Change in unrealized appreciation (depreciation) from investments	2,620
Net cash used in operating activities	(31,728)
Cash Flows from Financing Activities:
Payments for mortgage dollar rolls purchases	33,569
Proceeds on mortgage dollar roll sales	11,375
Proceeds from shares sold	8,926
Payments on shares redeemed	(10,915)
Cash dividends paid (excluding reinvest of dividends of $1,665)	(241)
Net cash provided by financing activities	42,714
Net change in cash and cash equivalents	10,986
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$10,986

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$32.71	$38.13		$37.51	$35.12	$32.55	$30.53
Investment Activities:
Net investment loss (a)	(0.04)	(0.09)		(0.24)	(0.38)	(0.15)	(0.34)
Net realized and unrealized gains (losses) on investments	9.22	(2.73)		4.22	8.01	7.92	2.36
Total from Investment Activities	9.18	(2.82)		3.98	7.63	7.77	2.02
Distributions to Shareholders:
Net realized gains from investments	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)	—
Total Distributions to Shareholders	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.05		—	—	—	—
Short-term trading fees	—	—		—	—	—	— (b)
Net Asset Value, End of Period	$40.28	$32.71		$38.13	$37.51	$35.12	$32.55
Total Return (excludes sales charge) (c)	28.04%	(7.34	)%(d)	11.32%	21.75%	27.36%	6.62%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$128,764	$48,759		$60,621	$82,905	$62,982	$49,064
Ratio of net expenses to average net assets (e)	1.53%	1.60%		1.70%	1.83%	1.93%	2.04%
Ratio of net investment loss to average net assets (e)	(0.19)%	(0.27)%		(0.66)%	(1.00)%	(0.47)%	(1.15)%
Portfolio turnover (c) (f)	59%	42%		38%	62%	58%	56%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$25.76	$30.85		$31.20	$30.16	$28.84	$27.26
Investment Activities:
Net investment loss (a)	(0.15)	(0.28)		(0.43)	(0.55)	(0.35)	(0.49)
Net realized and unrealized gains (losses) on investments	7.24	(2.21)		3.44	6.83	6.87	2.07
Total from Investment Activities	7.09	(2.49)		3.01	6.28	6.52	1.58
Distributions to Shareholders:
Net realized gains from investments	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)	—
Total Distributions to Shareholders	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.05		—	—	—	—
Short-term trading fees	—	—		—	—	—	— (b)
Net Asset Value, End of Period	$31.24	$25.76		$30.85	$31.20	$30.16	$28.84
Total Return (excludes contingent deferred sales charge) (c)	27.49%	(8.04	)%(d)	10.41%	20.86%	26.43%	5.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,898	$14,096		$16,989	$17,532	$13,767	$12,220
Ratio of net expenses to average net assets (e)	2.38%	2.38%		2.50%	2.58%	2.69%	2.79%
Ratio of net investment loss to average net assets (e)	(1.02)%	(1.05)%		(1.45)%	(1.75)%	(1.22)%	(1.90)%
Portfolio turnover (c) (f)	59%	42%		38%	62%	58%	56%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class R Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$31.71	$37.21		$36.81	$34.63	$32.23	$30.31
Investment Activities:
Net investment loss (a)	(0.13)	(0.24)		(0.36)	(0.46)	(0.24)	(0.41)
Net realized and unrealized gains (losses) on investments	8.91	(2.66)		4.12	7.88	7.84	2.33
Total from Investment Activities	8.78	(2.90)		3.76	7.42	7.60	1.92
Distributions to Shareholders:
Net realized gains from investments	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)	—
Total Distributions to Shareholders	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.05		—	—	—	—
Short-term trading fees	—	—		—	—	—	— (b)
Net Asset Value, End of Period	$38.88	$31.71		$37.21	$36.81	$34.63	$32.23
Total Return (c)	27.66%	(7.76	)%(d)	10.88%	21.46%	27.09%	6.33%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,064	$1,696		$1,232	$921	$355	$251
Ratio of net expenses to average net assets (e)	2.08%	2.08%		2.08%	2.08%	2.18%	2.30%
Ratio of net investment loss to average net assets (e)	(0.72)%	(0.75)%		(1.00)%	(1.24)%	(0.75)%	(1.41)%
Ratio of gross expenses to average net assets (e) (f)	2.19%	2.39%		2.75%	2.08%	2.18%	2.30%
Portfolio turnover (c) (g)	59%	42%		38%	62%	58%	56%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$35.02	$40.52		$39.55	$36.72	$33.72	$31.55
Investment Activities:
Net investment income (loss) (a)	— (b)	(0.01)		(0.15)	(0.29)	(0.07)	(0.27)
Net realized and unrealized gains (losses) on investments	9.87	(2.89)		4.48	8.36	8.27	2.44
Total from Investment Activities	9.87	(2.90)		4.33	8.07	8.20	2.17
Distributions to Shareholders:
Net realized gains from investments	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)	—
Total Distributions to Shareholders	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.05		—	—	—	—
Short-term trading fees	—	—		—	—	—	— (b)
Net Asset Value, End of Period	$43.28	$35.02		$40.52	$39.55	$36.72	$33.72
Total Return (c)	28.16%	(7.10	)%(d)	11.60%	22.08%	27.68%	6.88%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$36,818	$27,622		$36,217	$22,279	$12,107	$12,273
Ratio of net expenses to average net assets (e)	1.34%	1.35%		1.45%	1.58%	1.69%	1.79%
Ratio of net investment income (loss) to average net assets (e)	0.02%	(0.03)%		(0.39)%	(0.75)%	(0.20)%	(0.89)%
Portfolio turnover (c) (f)	59%	42%		38%	62%	58%	56%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Mid-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.43	$15.54		$15.83	$12.59	$9.82	$10.00
Investment Activities:
Net investment income (loss) (b)	0.01	0.07		(0.02)	(0.04)	(0.02)	0.02
Net realized and unrealized gains (losses) on investments	1.79	(0.01	)(c)	0.16	3.56	2.80	(0.19)
Total from Investment Activities	1.80	0.06		0.14	3.52	2.78	(0.17)
Distributions to Shareholders:
Net investment income	—	(0.04)		—	—	(0.01)	(0.01)
Net realized gains from investments	—	(0.13)		(0.43)	(0.28)	—	—
Total Distributions to Shareholders	—	(0.17)		(0.43)	(0.28)	(0.01)	(0.01)
Net Asset Value, End of Period	$17.23	$15.43		$15.54	$15.83	$12.59	$9.82
Total Return (excludes sales charge) (d)	11.67%	0.41%		0.84%	28.20%	28.37%	(1.70)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,853	$11,086		$10,396	$4,283	$434	$107
Ratio of net expenses to average net assets (e)	1.46%	1.50%		1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (e)	0.16%	0.44%		(0.14)%	(0.27)%	(0.20)%	0.22%
Ratio of gross expenses to average net assets (e) (f)	2.20%	1.63%		2.10%	4.75%	9.29%	113.21%
Portfolio turnover (d) (g)	35%	71%		58%	51%	82%	46%

(a)  Class A Shares of the Fund commenced operations on July 1, 2011.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuation market values during the period.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Mid-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2016	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.53	$14.38
Investment Activities:
Net investment income (b)	0.06	0.06
Net realized and unrealized gains on investments	1.78	1.30
Total from Investment Activities	1.84	1.36
Distributions to Shareholders:
Net investment income	(0.06)	(0.08)
Net realized gains from investments	—	(0.13)
Total Distributions to Shareholders	(0.06)	(0.21)
Net Asset Value, End of Period	$17.31	$15.53
Total Return (c)	11.84%	9.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,271	$726
Ratio of net expenses to average net assets (d)	1.07%	1.04%
Ratio of net investment income to average net assets (d)	0.69%	0.75%
Ratio of gross expenses to average net assets (d) (e)	2.00%	3.10%
Portfolio turnover (c) (f)	35%	71%

(a)  Class R6 Shares of the Fund commenced operations on December 15, 2015.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Mid-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.58	$15.65		$15.89	$12.61	$9.83	$10.00
Investment Activities:
Net investment income (loss) (b)	0.07	0.13		0.01	(0.01)	0.01	0.06
Net realized and unrealized gains (losses) on investments	1.78	(0.02	)(c)	0.18	3.57	2.81	(0.21)
Total from Investment Activities	1.85	0.11		0.19	3.56	2.82	(0.15)
Distributions to Shareholders:
Net investment income	(0.08)	(0.05)		—	—	(0.04)	(0.02)
Net realized gains from investments	—	(0.13)		(0.43)	(0.28)	—	—
Total Distributions to Shareholders	(0.08)	(0.18)		(0.43)	(0.28)	(0.04)	(0.02)
Net Asset Value, End of Period	$17.35	$15.58		$15.65	$15.89	$12.61	$9.83
Total Return (d)	11.85%	0.73%		1.15%	28.48%	28.76%	(1.48)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$32,659	$8,442		$4,507	$3,133	$2,630	$1,723
Ratio of net expenses to average net assets (e)	0.97%	1.15%		1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (e)	0.86%	0.85%		0.08%	(0.09)%	0.13%	0.58%
Ratio of gross expenses to average net assets (e) (f)	1.03%	1.15%		1.75%	4.80%	9.68%	28.48%
Portfolio turnover (d) (g)	35%	71%		58%	51%	82%	46%

(a)  Class Y Shares of the Fund commenced operations on July 1, 2011.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$30.72	$33.48	$32.77	$25.95	$20.17	$20.84
Investment Activities:
Net investment income (loss) (a)	— (b)	0.01	(0.03)	(0.13)	0.05	—	(b)
Net realized and unrealized gains (losses) on investments	6.86	(2.31)	0.74	6.97	5.73	(0.67)
Total from Investment Activities	6.86	(2.30)	0.71	6.84	5.78	(0.67)
Distributions to Shareholders:
Net investment income	—	—	—	(0.02)	—	—
Net realized gains from investments	—	(0.46)	—	—	—	—
Total Distributions to Shareholders	—	(0.46)	—	(0.02)	—	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	— (b)	—	—	—	—
Short-term trading fees	—	—	—	—	—	—	(b)
Net Asset Value, End of Period	$37.58	$30.72	$33.48	$32.77	$25.95	$20.17
Total Return (excludes sales charge) (c)	22.33%	(6.87)%	2.17%	26.36%	28.66%	(3.21)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$231,789	$216,492	$246,351	$168,289	$106,502	$94,305
Ratio of net expenses to average net assets (d)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (d)	0.01%	0.04%	(0.08)%	(0.44)%	0.22%	—	%(f)
Ratio of gross expenses to average net assets (d) (f)	1.55%	1.57%	1.53%	1.52%	1.59%	1.63%
Portfolio turnover (c) (g)	32%	47%	38%	92%	57%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Amount is less than 0.005%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$27.69	$30.45	$30.03	$23.94	$18.75	$19.51
Investment Activities:
Net investment loss (a)	(0.10)	(0.19)	(0.25)	(0.33)	(0.10)	(0.13)
Net realized and unrealized gains (losses) on investments	6.17	(2.11)	0.67	6.42	5.29	(0.63)
Total from Investment Activities	6.07	(2.30)	0.42	6.09	5.19	(0.76)
Distributions to Shareholders:
Net realized gains from investments	—	(0.46)	—	—	—	—
Total Distributions to Shareholders	—	(0.46)	—	—	—	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	— (b)	—	—	—	—
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$33.76	$27.69	$30.45	$30.03	$23.94	$18.75
Total Return (excludes contingent deferred sales charge) (c)	21.92%	(7.56)%	1.40%	25.44%	27.68%	(3.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$31,389	$27,987	$28,090	$25,035	$18,642	$17,761
Ratio of net expenses to average net assets (d)	2.18%	2.22%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets (d)	(0.67)%	(0.68)%	(0.85)%	(1.20)%	(0.49)%	(0.73)%
Ratio of gross expenses to average net assets (d) (e)	2.18%	2.22%	2.25%	2.28%	2.34%	2.39%
Portfolio turnover (c) (f)	32%	47%	38%	92%	57%	51%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class R Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$30.11	$33.00	$32.29	$25.61	$19.96	$20.67
Investment Activities:
Net investment loss (a)	(0.04)	(0.06)	(0.12)	(0.21)	(0.02)	(0.05)
Net realized and unrealized gains (losses) on investments	6.72	(2.37)	0.83	6.89	5.67	(0.66)
Total from Investment Activities	6.68	(2.43)	0.71	6.68	5.65	(0.71)
Distributions to Shareholders:
Net realized gains from investments	—	(0.46)	—	—	—	—
Total Distributions to Shareholders	—	(0.46)	—	—	—	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	— (b)	—	—	—	—
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$36.79	$30.11	$33.00	$32.29	$25.61	$19.96
Total Return (c)	22.19%	(7.36)%	2.20%	26.08%	28.31%	(3.43)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$15,993	$15,042	$11,850	$5,350	$651	$496
Ratio of net expenses to average net assets (d)	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets (d)	(0.24)%	(0.19)%	(0.37)%	(0.70)%	(0.11)%	(0.27)%
Ratio of gross expenses to average net assets (d) (e)	1.92%	1.96%	2.02%	1.75%	1.83%	1.89%
Portfolio turnover (c) (f)	32%	47%	38%	92%	57%	51%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$31.60	$34.31	$33.43	$26.41	$20.46	$18.96
Investment Activities:
Net investment income (loss) (b)	0.10	0.18	0.13	(0.01)	0.09	0.01
Net realized and unrealized gains (losses) on investments	7.07	(2.38)	0.75	7.11	5.86	1.49
Total from Investment Activities	7.17	(2.20)	0.88	7.10	5.95	1.50
Distributions to Shareholders:
Net investment income	(0.14)	(0.05)	—	(0.08)	— (c)	—
Net realized gains from investments	—	(0.46)	—	—	—	—
Total Distributions to Shareholders	(0.14)	(0.51)	—	(0.08)	— (c)	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	— (c)	—	—	—	—
Net Asset Value, End of Period	$38.63	$31.60	$34.31	$33.43	$26.41	$20.46
Total Return (d)	22.67%	(6.41)%	2.63%	26.89%	29.11%	7.91%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$764,185	$608,927	$423,831	$286,897	$19,560	$27
Ratio of net expenses to average net assets (e)	0.97%	1.00%	1.04%	1.07%	1.13%	1.10%
Ratio of net investment income (loss) to average net assets (e)	0.55%	0.57%	0.37%	(0.02)%	0.39%	0.42%
Ratio of gross expenses to average net assets (e) (f)	0.97%	1.00%	1.04%	1.07%	1.14%	1.10%
Portfolio turnover (d) (g)	32%	47%	38%	92%	57%	51%

(a)  Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$31.45	$34.15	$33.33	$26.35	$20.46	$21.08
Investment Activities:
Net investment income (loss) (a)	0.07	0.13	0.07	(0.06)	0.12	0.06
Net realized and unrealized gains (losses) on investments	7.03	(2.37)	0.75	7.10	5.80	(0.68)
Total from Investment Activities	7.10	(2.24)	0.82	7.04	5.92	(0.62)
Distributions to Shareholders:
Net investment income	(0.10)	— (b)	—	(0.06)	(0.03)	—
Net realized gains from investments	—	(0.46)	—	—	—	—
Total Distributions to Shareholders	(0.10)	(0.46)	—	(0.06)	(0.03)	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	— (b)	—	—	—	—
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$38.45	$31.45	$34.15	$33.33	$26.35	$20.46
Total Return (c)	22.56%	(6.54)%	2.46%	26.72%	28.94%	(2.94)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,256,685	$981,741	$726,193	$537,362	$300,839	$202,198
Ratio of net expenses to average net assets (d)	1.11%	1.15%	1.20%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (d)	0.42%	0.40%	0.22%	(0.19)%	0.50%	0.28%
Ratio of gross expenses to average net assets (d) (e)	1.11%	1.15%	1.20%	1.27%	1.33%	1.39%
Portfolio turnover (c) (f)	32%	47%	38%	92%	57%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Small/Mid-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.26	$14.08	$15.15	$12.18	$9.81	$10.00
Investment Activities:
Net investment income (loss) (b)	0.01	0.02	(0.05)	(0.08)	0.01	0.01
Net realized and unrealized gains (losses) on investments	2.28	(0.81)	(0.14)	3.27	2.39	(0.19)
Total from Investment Activities	2.29	(0.79)	(0.19)	3.19	2.40	(0.18)
Distributions to Shareholders:
Net investment income	—	(0.03)	—	—	(0.03)	(0.01)
Net realized gains from investments	—	—	(0.88)	(0.22)	—	—
Total Distributions to Shareholders	—	(0.03)	(0.88)	(0.22)	(0.03)	(0.01)
Net Asset Value, End of Period	$15.55	$13.26	$14.08	$15.15	$12.18	$9.81
Total Return (excludes sales charge) (c)	17.27%	(5.59)%	(1.34)%	26.29%	24.52%	(1.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,268	$716	$516	$511	$301	$185
Ratio of net expenses to average net assets (d)	1.37%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (d)	0.13%	0.13%	(0.35)%	(0.55)%	0.09%	0.11%
Ratio of gross expenses to average net assets (d) (e)	2.37%	2.15%	3.71%	3.60%	36.42%	134.94%
Portfolio turnover (c) (f)	42%	60%	57%	50%	58%	58%

(a)  Class A Shares of the Fund commenced operation on July 1, 2011.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small/Mid-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.35	$14.17	$14.41
Investment Activities:
Net investment income (b)	0.02	0.05	0.02
Net realized and unrealized gains (losses) on investments	2.31	(0.81)	(0.26)
Total from Investment Activities	2.33	(0.76)	(0.24)
Distributions to Shareholders:
Net investment income	—	(0.06)	—
Total Distributions to Shareholders	—	(0.06)	—
Net Asset Value, End of Period	$15.68	$13.35	$14.17
Total Return (c)	17.45%	(5.33)%	(1.67)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21	$3,381	$3,586
Ratio of net expenses to average net assets (d)	1.09%	1.21%	1.21%
Ratio of net investment income to average net assets (d)	0.29%	0.40%	0.48%
Ratio of gross expenses to average net assets (d) (e)	1.56%	1.58%	3.21%
Portfolio turnover (c) (f)	42%	60%	57%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small/Mid-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.35	$14.16	$15.20	$12.19	$9.83	$10.00
Investment Activities:
Net investment income (loss) (b)	0.03	0.05	(0.01)	(0.04)	— (c)	0.03
Net realized and unrealized gains (losses) on investments	2.30	(0.81)	(0.15)	3.27	2.42	(0.18)
Total from Investment Activities	2.33	(0.76)	(0.16)	3.23	2.42	(0.15)
Distributions to Shareholders:
Net investment income	(0.02)	(0.05)	—	—	(0.06)	(0.02)
Net realized gains from investments	—	—	(0.88)	(0.22)	—	—
Total Distributions to Shareholders	(0.02)	(0.05)	(0.88)	(0.22)	(0.06)	(0.02)
Net Asset Value, End of Period	$15.66	$13.35	$14.16	$15.20	$12.19	$9.83
Total Return (d)	17.42%	(5.34)%	(1.14)%	26.60%	24.69%	(1.51)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$31,587	$18,918	$18,821	$9,184	$6,969	$98
Ratio of net expenses to average net assets (e)	1.11%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (f)	0.39%	0.37%	(0.04)%	(0.30)%	0.01%	0.34%
Ratio of gross expenses to average net assets (e) (f)	1.20%	1.26%	1.70%	3.35%	4.93%	142.51%
Portfolio turnover (d) (g)	42%	60%	57%	50%	58%	58%

(a)  Class Y Shares of the Fund commenced operations on July 1, 2011.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$35.58	$44.91		$40.23	$30.81	$27.78	$29.44
Investment Activities:
Net investment income (loss) (a)	(0.01)	0.01		(0.12)	(0.15)	(0.01)	(0.10)
Net realized and unrealized gains (losses) on investments	2.61	(1.58)		4.93	9.57	3.04	(0.23)
Total from Investment Activities	2.60	(1.57)		4.81	9.42	3.03	(0.33)
Distributions to Shareholders:
Net realized gains from investments	—	(7.80)		(0.13)	—	—	(1.33)
Total Distributions to Shareholders	—	(7.80)		(0.13)	—	—	(1.33)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.04		—	—	—	—
Short-term trading fees	—	—		—	—	—	— (b)
Net Asset Value, End of Period	$38.18	$35.58		$44.91	$40.23	$30.81	$27.78
Total Return (excludes sales charge) (c)	7.31%	(4.01	)%(d)	11.96%	30.57%	10.91%	(0.61)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$321,370	$318,712		$378,192	$381,584	$333,869	$349,704
Ratio of net expenses to average net assets (e)	1.46%	1.46%		1.49%	1.63%	1.68%	1.68%
Ratio of net investment income (loss) to average net assets (e)	(0.05)%	0.03%		(0.28)%	(0.41)%	(0.03)%	(0.38)%
Portfolio turnover (c) (f)	59%	117%		118%	124%	93%	82%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$29.90	$39.29		$35.50	$27.39	$24.89	$26.72
Investment Activities:
Net investment loss (a)	(0.14)	(0.27)		(0.41)	(0.37)	(0.20)	(0.28)
Net realized and unrealized gains (losses) on investments	2.20	(1.36)		4.33	8.48	2.70	(0.22)
Total from Investment Activities	2.06	(1.63)		3.92	8.11	2.50	(0.50)
Distributions to Shareholders:
Net realized gains from investments	—	(7.80)		(0.13)	—	—	(1.33)
Total Distributions to Shareholders	—	(7.80)		(0.13)	—	—	(1.33)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.04		—	—	—	—
Short-term trading fees	—	—		—	—	—	— (b)
Net Asset Value, End of Period	$31.96	$29.90		$39.29	$35.50	$27.39	$24.89
Total Return (excludes contingent deferred sales charge) (c)	6.89%	(4.82	)%(d)	11.05%	29.61%	10.09%	(1.37)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$67,706	$68,112		$81,474	$81,717	$70,994	$73,885
Ratio of net expenses to average net assets (e)	2.30%	2.28%		2.31%	2.38%	2.43%	2.43%
Ratio of net investment loss to average net assets (e)	(0.89)%	(0.79)%		(1.10)%	(1.16)%	(0.78)%	(1.13)%
Portfolio turnover (c) (f)	59%	117%		118%	124%	93%	82%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class R Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$34.13	$43.57		$39.18	$30.09	$27.20	$28.92
Investment Activities:
Net investment loss (a)	(0.08)	(0.16)		(0.27)	(0.22)	(0.08)	(0.16)
Net realized and unrealized gains (losses) on investments	2.51	(1.52)		4.79	9.31	2.97	(0.23)
Total from Investment Activities	2.43	(1.68)		4.52	9.09	2.89	(0.39)
Distributions to Shareholders:
Net realized gains from investments	—	(7.80)		(0.13)	—	—	(1.33)
Total Distributions to Shareholders	—	(7.80)		(0.13)	—	—	(1.33)
Capital Contributions from Prior Custodian (See Note 7)	—	0.04		—	—	—	—
Short-term trading fees	—	—		—	—	—	— (b)
Net Asset Value, End of Period	$36.56	$34.13		$43.57	$39.18	$30.09	$27.20
Total Return (c)	7.12%	(4.43	)%(d)	11.51%	30.24%	10.63%	(0.84)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$837	$1,276		$1,144	$800	$916	$752
Ratio of net expenses to average net assets (e)	1.88%	1.88%		1.88%	1.88%	1.93%	1.92%
Ratio of net investment loss to average net assets (e)	(0.46)%	(0.41)%		(0.65)%	(0.64)%	(0.27)%	(0.60)%
Ratio of gross expenses to average net assets (e) (f)	1.99%	2.48%		2.19%	1.88%	1.93%	1.92%
Portfolio turnover (c) (g)	59%	117%		118%	124%	93%	82%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$37.86	$47.10		$42.05	$32.13	$28.90	$30.48
Investment Activities:
Net investment income (loss) (a)	0.08	0.20		0.02	(0.06)	0.07	(0.03)
Net realized and unrealized gains (losses) on investments	2.79	(1.68)		5.16	9.98	3.16	(0.22)
Total from Investment Activities	2.87	(1.48)		5.18	9.92	3.23	(0.25)
Distributions to Shareholders:
Net realized gains from investments	—	(7.80)		(0.13)	—	—	(1.33)
Total Distributions to Shareholders	—	(7.80)		(0.13)	—	—	(1.33)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.04		—	—	—	—
Short-term trading fees	—	—		—	—	—	— (b)
Net Asset Value, End of Period	$40.73	$37.86		$47.10	$42.05	$32.13	$28.90
Total Return (c)	7.58%	(3.61	)%(d)	12.32%	30.87%	11.21%	(0.36)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$22,168	$20,477		$25,409	$23,806	$19,994	$26,138
Ratio of net expenses to average net assets (e)	1.01%	1.01%		1.16%	1.38%	1.43%	1.42%
Ratio of net investment income (loss) to average net assets (e)	0.40%	0.47%		0.04%	(0.15)%	0.21%	(0.12)%
Portfolio turnover (c) (f)	59%	117%		118%	124%	93%	82%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	S&P 500 Index Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$20.54	$22.24		$22.75	$19.73	$18.88	$20.89
Investment Activities:
Net investment income (a)	0.17	0.34		0.31	0.27	0.28	0.25
Net realized and unrealized gains on investments	1.38	0.36		1.24	4.30	3.10	0.46
Total from Investment Activities	1.55	0.70		1.55	4.57	3.38	0.71
Distributions to Shareholders:
Net investment income	(0.18)	(0.35)		(0.32)	(0.28)	(0.27)	(0.25)
Net realized gains from investments	(1.39)	(2.07)		(1.74)	(1.27)	(2.26)	(2.47)
Total Distributions to Shareholders	(1.57)	(2.42)		(2.06)	(1.55)	(2.53)	(2.72)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.02		—	—	—	—
Net Asset Value, End of Period	$20.52	$20.54		$22.24	$22.75	$19.73	$18.88
Total Return (excludes sales charge) (b)	7.51%	3.49	%(c)	6.76%	23.73%	19.77%	4.69%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$186,542	$186,089		$205,737	$208,223	$194,601	$191,446
Ratio of net expenses to average net assets (d)	0.59%	0.58%		0.64%	0.73%	0.75%	0.80%
Ratio of net investment income to average net assets (d)	1.55%	1.66%		1.37%	1.28%	1.47%	1.30%
Ratio of gross expenses to average net assets (d) (e)	0.59%	0.58%		0.64%	0.83%	0.85%	0.90%
Portfolio turnover (b) (f)	2%	4%		4%	3%	5%	3%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	S&P 500 Index Fund
	Class R Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$20.51	$22.23		$22.73	$19.71	$18.87	$20.88
Investment Activities:
Net investment income (a)	0.13	0.25		0.22	0.20	0.21	0.18
Net realized and unrealized gains on investments	1.37	0.35		1.24	4.30	3.09	0.46
Total from Investment Activities	1.50	0.60		1.46	4.50	3.30	0.64
Distributions to Shareholders:
Net investment income	(0.14)	(0.27)		(0.22)	(0.21)	(0.20)	(0.18)
Net realized gains from investments	(1.39)	(2.07)		(1.74)	(1.27)	(2.26)	(2.47)
Total Distributions to Shareholders	(1.53)	(2.34)		(1.96)	(1.48)	(2.46)	(2.65)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.02		—	—	—	—
Net Asset Value, End of Period	$20.48	$20.51		$22.23	$22.73	$19.71	$18.87
Total Return (b)	7.26%	3.03	%(c)	6.35%	23.33%	19.31%	4.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,694	$13,221		$14,423	$14,399	$13,050	$10,480
Ratio of net expenses to average net assets (d)	0.97%	1.02%		1.03%	1.08%	1.10%	1.16%
Ratio of net investment income to average net assets (d)	1.17%	1.23%		0.96%	0.94%	1.11%	0.94%
Portfolio turnover (b) (e)	2%	4%		4%	3%	5%	3%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	S&P 500 Index Fund
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$20.64	$22.33		$22.83	$19.80	$18.94	$20.94
Investment Activities:
Net investment income (a)	0.19	0.39		0.36	0.31	0.31	0.27
Net realized and unrealized gains on investments	1.39	0.36		1.24	4.30	3.11	0.48
Total from Investment Activities	1.58	0.75		1.60	4.61	3.42	0.75
Distributions to Shareholders:
Net investment income	(0.21)	(0.39)		(0.36)	(0.31)	(0.30)	(0.28)
Net realized gains from investments	(1.39)	(2.07)		(1.74)	(1.27)	(2.26)	(2.47)
Total Distributions to Shareholders	(1.60)	(2.46)		(2.10)	(1.58)	(2.56)	(2.75)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.02		—	—	—	—
Net Asset Value, End of Period	$20.62	$20.64		$22.33	$22.83	$19.80	$18.94
Total Return (b)	7.60%	3.74	%(c)	6.94%	23.88%	19.94%	4.89%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$38,729	$35,777		$40,122	$36,863	$31,188	$17,104
Ratio of net expenses to average net assets (d)	0.36%	0.38%		0.45%	0.58%	0.59%	0.65%
Ratio of net investment income to average net assets (d)	1.78%	1.86%		1.57%	1.44%	1.61%	1.43%
Portfolio turnover (b) (e)	2%	4%		4%	3%	5%	3%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$35.99	$43.31	$43.91	$36.60	$29.99	$30.44
Investment Activities:
Net investment loss (a)	— (b)	(0.08)	(0.12)	(0.17)	(0.01)	(0.08)
Net realized and unrealized gains (losses) on investments	2.01	(3.36)	4.35	8.27	6.62	(0.37)
Total from Investment Activities	2.01	(3.44)	4.23	8.10	6.61	(0.45)
Distributions to Shareholders:
Net investment income	—	—	— (b)	—	—	—
Net realized gains from investments	(4.49)	(3.88)	(4.83)	(0.79)	—	—
Total Distributions to Shareholders	(4.49)	(3.88)	(4.83)	(0.79)	—	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	— (b)	—	—	—	—
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$33.51	$35.99	$43.31	$43.91	$36.60	$29.99
Total Return (excludes sales charge) (c)	5.53%	(7.94)%	10.03%	22.24%	22.04%	(1.48)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$856,246	$970,418	$1,266,891	$1,457,999	$1,311,428	$1,231,903
Ratio of net expenses to average net assets (d)	1.32%	1.32%	1.32%	1.32%	1.33%	1.32%
Ratio of net investment loss to average net assets (d)	(0.01)%	(0.21)%	(0.27)%	(0.41)%	(0.04)%	(0.28)%
Ratio of gross expenses to average net assets (d) (e)	1.35%	1.34%	1.33%	1.32%	1.33%	1.32%
Portfolio turnover (c) (f)	30%	40%	27%	37%	25%	48%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$31.34	$38.51	$39.81	$33.49	$27.65	$28.27
Investment Activities:
Net investment loss (a)	(0.11)	(0.29)	(0.38)	(0.43)	(0.24)	(0.28)
Net realized and unrealized gains (losses) on investments	1.76	(3.00)	3.91	7.54	6.08	(0.34)
Total from Investment Activities	1.65	(3.29)	3.53	7.11	5.84	(0.62)
Distributions to Shareholders:
Net investment income	—	—	— (b)	—	—	—
Net realized gains from investments	(4.49)	(3.88)	(4.83)	(0.79)	—	—
Total Distributions to Shareholders	(4.49)	(3.88)	(4.83)	(0.79)	—	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	— (b)	—	—	—	—
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$28.50	$31.34	$38.51	$39.81	$33.49	$27.65
Total Return (excludes sales charge, excludes contingent deferred sales charge) (c)	5.20%	(8.58)%	9.26%	21.34%	21.12%	(2.19)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$177,963	$200,199	$253,359	$247,748	$214,548	$198,296
Ratio of net expenses to average net assets (d)	2.01%	2.00%	2.02%	2.07%	2.08%	2.07%
Ratio of net investment loss to average net assets (d)	(0.70)%	(0.89)%	(0.96)%	(1.16)%	(0.79)%	(1.04)%
Portfolio turnover (c) (e)	30%	40%	27%	37%	25%	48%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class R Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$34.89	$42.22	$43.02	$35.96	$29.54	$30.05
Investment Activities:
Net investment loss (a)	(0.05)	(0.17)	(0.22)	(0.26)	(0.09)	(0.15)
Net realized and unrealized gains (losses) on investments	1.96	(3.28)	4.25	8.11	6.51	(0.36)
Total from Investment Activities	1.91	(3.45)	4.03	7.85	6.42	(0.51)
Distributions to Shareholders:
Net realized gains from investments	(4.49)	(3.88)	(4.83)	(0.79)	—	—
Total Distributions to Shareholders	(4.49)	(3.88)	(4.83)	(0.79)	—	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	— (b)	—	—	—	—
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$32.31	$34.89	$42.22	$43.02	$35.96	$29.54
Total Return (c)	5.42%	(8.19)%	9.76%	21.94%	21.73%	(1.70)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$36,090	$39,928	$56,807	$63,454	$55,047	$52,931
Ratio of net expenses to average net assets (d)	1.57%	1.57%	1.57%	1.57%	1.58%	1.56%
Ratio of net investment loss to average net assets (d)	(0.26)%	(0.46)%	(0.51)%	(0.65)%	(0.28)%	(0.54)%
Ratio of gross expenses to average net assets (d) (e)	1.66%	1.62%	1.68%	1.57%	1.58%	1.56%
Portfolio turnover (c) (f)	30%	40%	27%	37%	25%	48%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class R6 Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$37.82	$45.11	$45.38	$37.66	$30.71	$28.95
Investment Activities:
Net investment income (b)	0.09	0.10	0.08	0.03	0.14	0.02
Net realized and unrealized gains (losses) on investments	2.12	(3.51)	4.51	8.49	6.81	1.74
Total from Investment Activities	2.21	(3.41)	4.59	8.52	6.95	1.76
Distributions to Shareholders:
Net investment income	—	—	(0.03)	(0.01)	—	—
Net realized gains from investments	(4.49)	(3.88)	(4.83)	(0.79)	—	—
Total Distributions to Shareholders	(4.49)	(3.88)	(4.86)	(0.80)	—	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	— (c)	—	—	—	—
Net Asset Value, End of Period	$35.54	$37.82	$45.11	$45.38	$37.66	$30.71
Total Return (d)	5.79%	(7.54)%	10.51%	22.75%	22.63%	6.08%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$726,792	$752,971	$735,002	$478,718	$72,090	$53
Ratio of net expenses to average net assets (e)	0.87%	0.87%	0.89%	0.89%	0.89%	0.84%
Ratio of net investment income to average net assets (e)	0.45%	0.25%	0.18%	0.08%	0.39%	0.65%
Ratio of gross expenses to average net assets (e) (f)	0.87%	0.87%	0.90%	0.89%	0.89%	0.84%
Portfolio turnover (d) (g)	30%	40%	27%	37%	25%	48%

(a)  Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$37.51	$44.85	$45.22	$37.58	$30.71	$31.09
Investment Activities:
Net investment income (loss) (a)	0.05	0.02	(0.01)	(0.07)	0.07	(0.01)
Net realized and unrealized gains (losses) on investments	2.10	(3.48)	4.48	8.50	6.80	(0.37)
Total from Investment Activities	2.15	(3.46)	4.47	8.43	6.87	(0.38)
Distributions to Shareholders:
Net investment income	—	—	(0.01)	—	—	—
Net realized gains from investments	(4.49)	(3.88)	(4.83)	(0.79)	—	—
Total Distributions to Shareholders	(4.49)	(3.88)	(4.84)	(0.79)	—	—
Capital Contributions from Prior Custodian (See Note 7)	—	— (b)	—	—	—	—
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$35.17	$37.51	$44.85	$45.22	$37.58	$30.71
Total Return (c)	5.68%	(7.71)%	10.29%	22.55%	22.37%	(1.22)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,526,168	$2,965,306	$4,026,757	$4,021,165	$3,605,966	$3,018,188
Ratio of net expenses to average net assets (d)	1.07%	1.06%	1.07%	1.07%	1.08%	1.06%
Ratio of net investment income (loss) to average net assets (d)	0.24%	0.05%	(0.01)%	(0.16)%	0.21%	(0.04)%
Ratio of gross expenses to average net assets (d) (e)	1.09%	1.06%	1.08%	1.07%	1.08%	1.06%
Portfolio turnover (c) (f)	30%	40%	27%	37%	25%	48%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Small Cap Growth Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.59	$10.47	$10.00
Investment Activities:
Net investment loss (b)	— (c)	(0.07)	(0.01)
Net realized and unrealized gains (losses) on investments	1.52	(1.81)	0.48
Total from Investment Activities	1.52	(1.88)	0.47
Net Asset Value, End of Period	$10.11	$8.59	$10.47
Total Return (excludes sales charge) (d)	17.69%	(17.96)%	4.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$114	$49	$52
Ratio of net expenses to average net assets (e)	1.40%	1.40%	1.40%
Ratio of net investment loss to average net assets (e)	(0.05)%	(0.73)%	(0.50)%
Ratio of gross expenses to average net assets (e) (f)	7.95%	11.23%	7.95%
Portfolio turnover (d) (g)	38%	55%	6%

(a)  Class A Shares of the Fund commenced operations on May 1, 2015.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Amount is less than $(0.005) per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Small Cap Growth Fund
	Class I Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.62	$10.48	$10.00
Investment Activities:
Net investment income (loss) (b)	0.02	(0.05)	— (c)
Net realized and unrealized gains (losses) on investments	1.52	(1.81)	0.48
Total from Investment Activities	1.54	(1.86)	0.48
Net Asset Value, End of Period	$10.16	$8.62	$10.48
Total Return (d)	17.87%	(17.75)%	4.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,464	$4,337	$4,346
Ratio of net expenses to average net assets (e)	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (e)	0.32%	(0.51)%	(0.23)%
Ratio of gross expenses to average net assets (e) (f)	1.72%	2.49%	1.28%
Portfolio turnover (d) (g)	38%	55%	6%

(a)  Class I Shares of the Fund commenced operations on May 1. 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $(0.005) per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Small Cap Growth Fund
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.61	$10.48	$10.00
Investment Activities:
Net investment income (loss) (b)	0.01	(0.05)	(0.01)
Net realized and unrealized gains (losses) on investments	1.52	(1.82)	0.49
Total from Investment Activities	1.53	(1.87)	0.48
Net Asset Value, End of Period	$10.14	$8.61	$10.48
Total Return (c)	17.77%	(17.84)%	4.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$51	$43	$52
Ratio of net expenses to average net assets (d)	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (d)	0.21%	(0.59)%	(0.35)%
Ratio of gross expenses to average net assets (d) (e)	11.51%	13.34%	7.70%
Portfolio turnover (c) (f)	38%	55%	6%

(a)  Class Y Shares commenced operations on May 1, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Trivalent Emerging Markets Small-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Period Ended June 30, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.40	$11.48	$11.39	$10.00
Investment Activities:
Net investment income (b)	0.02	0.10	0.07	0.09
Net realized and unrealized gains (losses) on investments	(0.01)	(1.13)	0.08	1.35
Total from Investment Activities	0.01	(1.03)	0.15	1.44
Distributions to Shareholders:
Net investment income	(0.09)	(0.05)	(0.06)	(0.05)
Total Distributions to Shareholders	(0.09)	(0.05)	(0.06)	(0.05)
Net Asset Value, End of Period	$10.32	$10.40	$11.48	$11.39
Total Return (excludes sales charge) (c)	0.11%	(8.93)%	1.35%	14.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$275	$278	$361	$236
Ratio of net expenses to average net assets (d)	1.73%	1.73%	1.73%	1.73%
Ratio of net investment income to average net assets (d)	0.35%	0.95%	0.62%	0.82%
Ratio of gross expenses to average net assets (d) (e)	3.46%	1.74%	7.74%	13.77%
Portfolio turnover (c) (f)	43%	104%	97%	106%

(a)  Class A Shares of the Fund commenced operations on July 2, 2013.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent Emerging Markets Small-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Period Ended June 30, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.43	$11.51	$11.41	$10.00
Investment Activities:
Net investment income (b)	0.03	0.13	0.11	0.12
Net realized and unrealized gains (losses) on investments	(0.01)	(1.13)	0.06	1.35
Total from Investment Activities	0.02	(1.00)	0.17	1.47
Distributions to Shareholders:
Net investment income	(0.11)	(0.08)	(0.07)	(0.06)
Total Distributions to Shareholders	(0.11)	(0.08)	(0.07)	(0.06)
Net Asset Value, End of Period	$10.34	$10.43	$11.51	$11.41
Total Return (c)	0.23%	(8.69)%	1.54%	14.79%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,669	$3,671	$3,877	$2,211
Ratio of net expenses to average net assets (d)	1.48%	1.48%	1.48%	1.48%
Ratio of net investment income to average net assets (d)	0.62%	1.29%	1.00%	1.10%
Ratio of gross expenses to average net assets (d) (e)	2.79%	2.40%	4.90%	13.11%
Portfolio turnover (c) (f)	43%	104%	97%	106%

(a)  Class Y Shares of the Fund commenced operations on July 3, 2013.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$6.18	$7.01		$7.21		$6.11	$5.61	$7.09
Investment Activities:
Net investment income (a)	0.01	0.08		0.09		0.10	0.12	0.12
Net realized and unrealized gains (losses) on investments	0.27	(0.86)		(0.22)		1.36	0.95	(1.27)
Total from Investment Activities	0.28	(0.78)		(0.13)		1.46	1.07	(1.15)
Distributions to Shareholders:
Net investment income	(0.12)	(0.10)		(0.07)		(0.15)	(0.50)	(0.33)
Net realized gains from investments	—	—		—		(0.21)	(0.07)	—
Total Distributions to Shareholders	(0.12)	(0.10)		(0.07)		(0.36)	(0.57)	(0.33)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.05		—		—	—	—
Net Asset Value, End of Period	$6.34	$6.18		$7.01		$7.21	$6.11	$5.61
Total Return (excludes sales charge) (b)	4.60%	(10.43	)%(c)	(1.72)%		24.25%	19.59%	(15.88)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,932	$4,687		$5,885		$6,156	$6,541	$184
Ratio of net expenses to average net assets (d)	1.47%	1.47%		1.48	%(e)	1.47%	1.47%	1.47%
Ratio of net investment income to average net assets (d)	0.38%	1.31%		1.33%		1.48%	1.87%	1.99%
Ratio of gross expenses to average net assets (d) (f)	1.96%	1.80%		2.25%		2.46%	2.95%	5.78%
Portfolio turnover (b) (g)	40%	61%		61%		61%	108%	84%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets of the year is 1.47%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$6.14	$6.96		$7.16		$6.06	$5.57	$7.05
Investment Activities:
Net investment income (loss) (a)	(0.01)	0.04		0.04		0.05	0.08	0.05
Net realized and unrealized gains (losses) on investments	0.28	(0.86)		(0.22)		1.36	0.93	(1.24)
Total from Investment Activities	0.27	(0.82)		(0.18)		1.41	1.01	(1.19)
Distributions to Shareholders:
Net investment income	(0.08)	(0.05)		(0.02)		(0.10)	(0.45)	(0.29)
Net realized gains from investments	—	—		—		(0.21)	(0.07)	—
Total Distributions to Shareholders	(0.08)	(0.05)		(0.02)		(0.31)	(0.52)	(0.29)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.05		—		—	—	—
Net Asset Value, End of Period	$6.33	$6.14		$6.96		$7.16	$6.06	$5.57
Total Return (excludes contingent deferred sales charge) (b)	4.33%	(11.08	)%(c)	(2.50)%		23.50%	18.60%	(16.63)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,044	$1,111		$1,283		$1,361	$1,266	$16
Ratio of net expenses to average net assets (d)	2.13%	2.22%		2.23	%(e)	2.22%	2.22%	2.22%
Ratio of net investment income (loss) to average net assets (d)	(0.28)%	0.63%		0.57%		0.74%	1.22%	0.82%
Ratio of gross expenses to average net assets (d) (f)	2.13%	2.33%		3.64%		3.21%	3.69%	6.57%
Portfolio turnover (b) (g)	40%	61%		61%		61%	108%	84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets for the year is 2.22%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class I Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$6.20	$7.03		$7.22		$6.12	$5.61	$7.10
Investment Activities:
Net investment income (a)	0.03	0.11		0.28		0.14	0.13	0.11
Net realized and unrealized gains (losses) on investments	0.27	(0.85)		(0.37)		1.36	0.98	(1.24)
Total from Investment Activities	0.30	(0.74)		(0.09)		1.50	1.11	(1.13)
Distributions to Shareholders:
Net investment income	(0.15)	(0.14)		(0.10)		(0.19)	(0.53)	(0.36)
Net realized gains from investments	—	—		—		(0.21)	(0.07)	—
Total Distributions to Shareholders	(0.15)	(0.14)		(0.10)		(0.40)	(0.60)	(0.36)
Capital Contributions from Prior Custodian (See Note 7)	—	0.05		—		—	—	—
Net Asset Value, End of Period	$6.35	$6.20		$7.03		$7.22	$6.12	$5.61
Total Return (b)	4.92%	(9.92	)%(c)	(1.24)%		24.84%	20.45%	(15.55)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$261	$192		$246		$1	$1	$6,001
Ratio of net expenses to average net assets (d)	0.96%	0.96%		0.98	%(e)	0.96%	0.96%	0.96%
Ratio of net investment income to average net assets (d)	0.88%	1.78%		3.96%		2.07%	2.19%	1.90%
Ratio of gross expenses to average net assets (d) (f)	3.70%	4.02%		8.04%		2.08%	5.63%	3.69%
Portfolio turnover (b) (g)	40%	61%		61%		61%	108%	84%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets for the year is 0.96%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class R6 Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$6.21	$7.03		$6.94
Investment Activities:
Net investment income (b)	0.03	0.12		0.10
Net realized and unrealized gains (losses) on investments	0.27	(0.86)		(0.01)
Total from Investment Activities	0.30	(0.74)		0.09
Distributions to Shareholders:
Net investment income	(0.16)	(0.13)		—
Total Distributions to Shareholders	(0.16)	(0.13)		—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.05		—
Net Asset Value, End of Period	$6.35	$6.21		$7.03
Total Return (c)	4.85%	(9.86	)%(d)	1.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,124	$1,575		$1,743
Ratio of net expenses to average net assets (e)	0.96%	0.96%		0.98	%(f)
Ratio of net investment income to average net assets (e)	0.86%	1.86%		4.22%
Ratio of gross expenses to average net assets (e) (g)	2.34%	2.19%		2.70%
Portfolio turnover (c) (h)	40%	61%		61%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  The Fund paid overdraft fees. Excluding these fees, the ratio of the net expenses to average net assets for the year is 0.96%.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$6.17	$7.00		$7.21		$6.11	$5.61	$7.09
Investment Activities:
Net investment income (a)	0.02	0.10		0.11		0.12	0.13	0.12
Net realized and unrealized gains (losses) on investments	0.28	(0.86)		(0.23)		1.36	0.95	(1.25)
Total from Investment Activities	0.30	(0.76)		(0.12)		1.48	1.08	(1.13)
Distributions to Shareholders:
Net investment income	(0.14)	(0.12)		(0.09)		(0.17)	(0.51)	(0.35)
Net realized gains from investments	—	—		—		(0.21)	(0.07)	—
Total Distributions to Shareholders	(0.14)	(0.12)		(0.09)		(0.38)	(0.58)	(0.35)
Capital Contributions from Prior Custodian (See Note 7)	—	0.05		—		—	—	—
Net Asset Value, End of Period	$6.33	$6.17		$7.00		$7.21	$6.11	$5.61
Total Return (b)	4.87%	(10.19	)%(c)	(1.61)%		24.57%	19.91%	15.66%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$15,576	$12,958		$18,877		$21,551	$19,111	$1,969
Ratio of net expenses to average net assets (d)	1.22%	1.22%		1.23	%(e)	1.22%	1.22%	1.22%
Ratio of net investment income to average net assets (d)	0.63%	1.53%		1.54%		1.75%	2.14%	2.00%
Ratio of gross expenses to average net assets (d) (f)	1.33%	1.28%		1.73%		2.21%	3.02%	5.53%
Portfolio turnover (b) (g)	40%	61%		61%		61%	108%	84%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets for the year is 1.22%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.67	$11.86	$11.59	$8.89	$7.18	$8.36
Investment Activities:
Net investment income (a)	0.01	0.10	0.12	0.13	0.09	0.08
Net realized and unrealized gains (losses) on investments	0.32	(1.05)	0.28	2.73	1.73	(1.17)
Total from Investment Activities	0.33	(0.95)	0.40	2.86	1.82	(1.09)
Distributions to Shareholders:
Net investment income	(0.13)	(0.10)	(0.13)	(0.16)	(0.11)	(0.09)
Net realized gains from investments	—	(0.14)	—	—	—	—
Total Distributions to Shareholders	(0.13)	(0.24)	(0.13)	(0.16)	(0.11)	(0.09)
Net Asset Value, End of Period	$10.87	$10.67	$11.86	$11.59	$8.89	$7.18
Total Return (excludes sales charge) (b)	3.07%	(8.13)%	3.62%	32.35%	25.49%	(12.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$74,649	$78,511	$68,475	$24,062	$5,866	$2,804
Ratio of net expenses to average net assets (c)	1.35%	1.35%	1.35%	1.35%	1.66%	1.71%
Ratio of net investment income to average net assets (c)	0.21%	0.88%	1.08%	1.24%	1.05%	1.15%
Ratio of gross expenses to average net assets (c) (d)	1.54%	1.75%	1.71%	1.66%	1.87%	1.87%
Portfolio turnover (b) (e)	29%	85%	70%	54%	88%	67%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.42	$11.62	$11.37	$8.73	$7.05	$8.22
Investment Activities:
Net investment income (loss) (a)	(0.03)	0.02	0.03	0.05	0.03	— (b)
Net realized and unrealized gains (losses) on investments	0.31	(1.04)	0.30	2.67	1.71	(1.11)
Total from Investment Activities	0.28	(1.02)	0.33	2.72	1.74	(1.11)
Distributions to Shareholders:
Net investment income	(0.04)	(0.04)	(0.08)	(0.08)	(0.06)	(0.06)
Net realized gains from investments	—	(0.14)	—	—	—	—
Total Distributions to Shareholders	(0.04)	(0.18)	(0.08)	(0.08)	(0.06)	(0.06)
Net Asset Value, End of Period	$10.66	$10.42	$11.62	$11.37	$8.73	$7.05
Total Return (excludes contingent deferred sales charge) (c)	2.66%	(8.87)%	2.97%	31.28%	24.57%	(13.42)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,941	$5,788	$4,472	$2,186	$307	$146
Ratio of net expenses to average net assets (d)	2.10%	2.10%	2.06%	2.10%	2.38%	2.46%
Ratio of net investment income (loss) to average net assets (d)	(0.53)%	0.22%	0.25%	0.47%	0.35%	0.07%
Ratio of gross expenses to average net assets (d) (e)	2.32%	2.36%	2.70%	2.41%	2.62%	2.68%
Portfolio turnover (c) (f)	29%	85%	70%	54%	88%	67%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class I Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.75	$11.93	$11.64	$8.94	$7.22	$8.40
Investment Activities:
Net investment income (a)	0.04	0.16	0.14	0.14	0.11	0.11
Net realized and unrealized gains (losses) on investments	0.30	(1.07)	0.32	2.77	1.76	(1.16)
Total from Investment Activities	0.34	(0.91)	0.46	2.91	1.87	(1.05)
Distributions to Shareholders:
Net investment income	(0.17)	(0.13)	(0.17)	(0.21)	(0.15)	(0.13)
Net realized gains from investments	—	(0.14)	—	—	—	—
Total Distributions to Shareholders	(0.17)	(0.27)	(0.17)	(0.21)	(0.15)	(0.13)
Net Asset Value, End of Period	$10.92	$10.75	$11.93	$11.64	$8.94	$7.22
Total Return (b)	3.18%	(7.74)%	4.12%	32.75%	26.13%	(12.39)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$413,613	$378,011	$316,834	$225,237	$151,237	$120,329
Ratio of net expenses to average net assets (c)	0.95%	0.95%	0.95%	0.95%	1.18%	1.20%
Ratio of net investment income to average net assets (c)	0.62%	1.41%	1.24%	1.29%	1.34%	1.54%
Ratio of gross expenses to average net assets (c) (d)	1.14%	1.18%	1.17%	1.26%	1.28%	1.27%
Portfolio turnover (b) (e)	29%	85%	70%	54%	88%	67%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class R6 Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.80	$11.99	$11.69	$8.98	$7.19	$6.71
Investment Activities:
Net investment income (b)	0.03	0.17	0.17	0.19	0.17	0.01
Net realized and unrealized gains (losses) on investments	0.31	(1.10)	0.28	2.72	1.69	0.47
Total from Investment Activities	0.34	(0.93)	0.45	2.91	1.86	0.48
Distributions to Shareholders:
Net investment income	(0.16)	(0.12)	(0.15)	(0.20)	(0.07)	—
Net realized gains from investments	—	(0.14)	—	—	—	—
Total Distributions to Shareholders	(0.16)	(0.26)	(0.15)	(0.20)	(0.07)	—
Net Asset Value, End of Period	$10.98	$10.80	$11.99	$11.69	$8.98	$7.19
Total Return (c)	3.12%	(7.90)%	4.01%	32.58%	26.03%	7.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,710	$13,179	$5,654	$559	$94	$27
Ratio of net expenses to average net assets (d)	1.10%	1.10%	1.10%	1.10%	1.22%	1.25%
Ratio of net investment income to average net assets (d)	0.50%	1.51%	1.49%	1.74%	2.02%	1.15%
Ratio of gross expenses to average net assets (d) (e)	1.18%	1.30%	1.73%	1.27%	1.33%	1.25%
Portfolio turnover (c) (f)	29%	85%	70%	54%	88%	67%

(a)  Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.71	$11.89	$11.61	$8.90	$7.19	$8.37
Investment Activities:
Net investment income (a)	0.03	0.18	0.12	0.12	0.08	0.09
Net realized and unrealized gains (losses) on investments	0.31	(1.10)	0.31	2.78	1.76	(1.16)
Total from Investment Activities	0.34	(0.92)	0.43	2.90	1.84	(1.07)
Distributions to Shareholders:
Net investment income	(0.16)	(0.12)	(0.15)	(0.19)	(0.13)	(0.11)
Net realized gains from investments	—	(0.14)	—	—	—	—
Total Distributions to Shareholders	(0.16)	(0.26)	(0.15)	(0.19)	(0.13)	(0.11)
Net Asset Value, End of Period	$10.89	$10.71	$11.89	$11.61	$8.90	$7.19
Total Return (b)	3.14%	(7.87)%	3.90%	32.75%	25.77%	(12.67)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$374,082	$360,989	$172,761	$134,099	$85,886	$140,062
Ratio of net expenses to average net assets (c)	1.10%	1.10%	1.10%	1.10%	1.43%	1.46%
Ratio of net investment income to average net assets (c)	0.47%	1.64%	1.07%	1.15%	0.95%	1.29%
Ratio of gross expenses to average net assets (c) (d)	1.30%	1.37%	1.35%	1.44%	1.60%	1.63%
Portfolio turnover (b) (e)	29%	85%	70%	54%	88%	67%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.79	$9.79		$10.08	$9.75	$9.93	$9.59
Investment Activities:
Net investment income (a)	0.11	0.29		0.36	0.35	0.28	0.37
Net realized and unrealized gains (losses) on investments	(0.27)	0.02		(0.36)	0.31	(0.15)	0.34
Total from Investment Activities	(0.16)	0.31		—	0.66	0.13	0.71
Distributions to Shareholders:
Net investment income	(0.17)	(0.32)		(0.29)	(0.33)	(0.31)	(0.37)
Total Distributions to Shareholders	(0.17)	(0.32)		(0.29)	(0.33)	(0.31)	(0.37)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$9.46	$9.79		$9.79	$10.08	$9.75	$9.93
Total Return (excludes sales charge) (b)	(1.65)%	3.34	%(c)	(0.06)%	6.93%	1.24%	7.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,628	$15,908		$18,529	$24,336	$26,071	$35,134
Ratio of net expenses to average net assets (d)	0.85%	0.85%		0.85%	0.85%	0.78%	0.65%
Ratio of net investment income to average net assets (d)	2.30%	3.04%		3.56%	3.57%	2.76%	3.83%
Ratio of gross expenses to average net assets (d) (e)	1.13%	1.08%		1.14%	1.21%	1.19%	1.19%
Portfolio turnover (b) (f) (g)	120%	423%		259%	262%	373%	362%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The Portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2016 were 26% and 64%, 62%, 98%, 64%, and 110% for the years ended June 30, 2016, June 30, 2015, June 30, 2014, June 30, 2013, and June 30, 2012, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.86	$9.86		$10.15	$9.82	$10.00	$9.65
Investment Activities:
Net investment income (a)	0.08	0.22		0.28	0.29	0.20	0.31
Net realized and unrealized gains (losses) on investments	(0.27)	0.02		(0.36)	0.30	(0.15)	0.33
Total from Investment Activities	(0.19)	0.24		(0.08)	0.59	0.05	0.64
Distributions to Shareholders:
Net investment income	(0.14)	(0.25)		(0.21)	(0.26)	(0.23)	(0.29)
Total Distributions to Shareholders	(0.14)	(0.25)		(0.21)	(0.26)	(0.23)	(0.29)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$9.53	$9.86		$9.86	$10.15	$9.82	$10.00
Total Return (excludes contingent deferred sales charge) (b)	(1.98)%	2.56	%(c)	(0.87)%	6.19%	0.48%	6.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,590	$3,256		$3,601	$4,941	$7,270	$6,101
Ratio of net expenses to average net assets (d)	1.60%	1.60%		1.60%	1.60%	1.54%	1.40%
Ratio of net investment income to average net assets (d)	1.55%	2.29%		2.80%	2.89%	1.93%	3.12%
Ratio of gross expenses to average net assets (d) (e)	2.08%	2.00%		2.02%	1.96%	1.94%	1.94%
Portfolio turnover (b) (f) (g)	120%	423%		259%	262%	373%	362%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The Portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2016 were 26% and 64%, 62%, 98%, 64%, and 110% for the years ended June 30, 2016, June 30, 2015, June 30, 2014, June 30, 2013, and June 30, 2012, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class R6 Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.81	$9.81		$10.02
Investment Activities:
Net investment income (b)	0.13	0.31		0.10
Net realized and unrealized gains (losses) on investments	(0.27)	0.02		(0.21)
Total from Investment Activities	(0.14)	0.33		(0.11)
Distributions to Shareholders:
Net investment income	(0.19)	(0.34)		(0.10)
Total Distributions to Shareholders	(0.19)	(0.34)		(0.10)
Capital Contributions from Prior Custodian (See Note 7)	—	0.01		—
Net Asset Value, End of Period	$9.48	$9.81		$9.81
Total Return (c)	(1.47)%	3.60	%(d)	(1.16)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,717	$2,456		$1,418
Ratio of net expenses to average net assets (e)	0.58%	0.58%		0.58%
Ratio of net investment income to average net assets (e)	2.56%	3.25%		2.93%
Ratio of gross expenses to average net assets (e) (f)	0.94%	1.59%		1.51%
Portfolio turnover (c) (g) (h)	120%	423%		259%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  The Portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2016 were 26% and 64%, 62%, 98%, 64%, and 110% for the years ended June 30, 2016, June 30, 2015, June 30, 2014, June 30, 2013, and June 30, 2012, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class Y Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.81	$9.81		$10.10	$9.77	$9.95	$9.61
Investment Activities:
Net investment income (a)	0.13	0.32		0.36	0.38	0.30	0.40
Net realized and unrealized gains (losses) on investments	(0.27)	0.01		(0.34)	0.31	(0.15)	0.33
Total from Investment Activities	(0.14)	0.33		0.02	0.69	0.15	0.73
Distributions to Shareholders:
Net investment income	(0.19)	(0.34)		(0.31)	(0.36)	(0.33)	(0.39)
Total Distributions to Shareholders	(0.19)	(0.34)		(0.31)	(0.36)	(0.33)	(0.39)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$9.48	$9.81		$9.81	$10.10	$9.77	$9.95
Total Return (b)	(1.48)%	3.59	%(c)	0.18%	7.18%	1.49%	7.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$77,842	$78,705		$89,310	$54,345	$50,526	$51,897
Ratio of net expenses to average net assets (d)	0.59%	0.60%		0.60%	0.60%	0.53%	0.40%
Ratio of net investment income to average net assets (d)	2.56%	3.29%		3.59%	3.83%	2.93%	4.13%
Ratio of gross expenses to average net assets (d) (e)	0.59%	0.61%		0.71%	0.96%	0.94%	0.94%
Portfolio turnover (b) (f)	120%	423%		259%	262%	373%	362%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The Portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2016 were 26% and 64%, 62%, 98%, 64%, and 110% for the years ended June 30, 2016, June 30, 2015, June 30, 2014, June 30, 2013, and June 30, 2012, respectively.

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements December 31, 2016

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1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Integrity Discovery Fund	Classes A, C, R and Y	Seeks to provide capital appreciation
Integrity Mid-Cap Value Fund	Classes A, R6 and Y	Seeks to provide capital appreciation
Integrity Small-Cap Value Fund	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Integrity Small/Mid-Cap Value Fund	Classes A, R6 and Y	Seeks to provide capital appreciation
Munder Multi-Cap Fund	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
S&P 500 Index Fund	Classes A, R and Y	Seeks to provide performance and income that is comparable to the S&P 500© Index
Munder Mid-Cap Core Growth Fund	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Munder Small Cap Growth Fund	Classes A, I and Y	Seeks to provide long-term capital appreciation
Trivalent Emerging Markets Small-Cap Fund	Classes A and Y	Seeks to provide long-term growth of capital
Trivalent International Fund-Core Equity	Classes A, C, I, R6 and Y	Seeks to provide long-term growth of capital
Trivalent International Small-Cap Fund	Classes A, C, I, R6 and Y	Seeks to provide long-term growth of capital
INCORE Total Return Bond Fund	Classes A, C, R6 and Y	Seeks to provide a high level of current income together with capital appreciation

Each Fund offers two or more classes of shares. Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the six months ended December 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2016, based upon the three levels defined above, is disclosed in the table below while the breakdown, by category, of investments is included on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Integrity Discovery Fund
Common Stocks	$177,743	$—	$—	$—	$177,743	$—
Collateral for Securities Loaned	6,463	—	—	—	6,463	—
Total	184,206	—	—	—	184,206	—
Integrity Mid-Cap Value Fund
Common Stocks	34,251	—	—	—	34,251	—
Collateral for Securities Loaned	462	—	—	—	462	—
Total	34,713	—	—	—	34,713	—
Integrity Small-Cap Value Fund
Common Stocks	2,218,236	—	—	—	2,218,236	—
Collateral for Securities Loaned	88,364	—	—	—	88,364	—
Total	2,306,600	—	—	—	2,306,600	—
Integrity Small/Mid-Cap Value Fund
Common Stocks	31,454	—	—	—	31,454	—
Collateral for Securities Loaned	188	—	—	—	188	—
Total	31,642	—	—	—	31,642	—
Munder Multi-Cap Fund
Common Stocks	408,242	—	—	—	408,242	—
Collateral for Securities Loaned	3,613	—	—	—	3,613	—
Total	411,855	—	—	—	411,855	—
S&P 500 Index Fund
Common Stocks	243,397	—	—	—	243,397	—
Collateral for Securities Loaned	514	—	—	—	514	—
Futures Contracts	—	3	—	—	—	3
Total	243,911	3	—	—	243,911	3
Munder Mid-Cap Core Growth Fund
Common Stocks	4,201,261	—	—	—	4,201,261	—
Exchange-Traded Funds	130,526	—	—	—	130,526	—
Collateral for Securities Loaned	20,469	—	—	—	20,469	—
Total	4,352,256	—	—	—	4,352,256	—
Munder Small Cap Growth Fund
Common Stocks	5,491	—	—	—	5,491	—
Exchange-Traded Funds	137	—	—	—	137	—
Collateral for Securities Loaned	51	—	—	—	51	—
Total	5,679	—	—	—	5,679	—

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Trivalent Emerging Markets Small-Cap Fund
Common Stocks	$671	(a)	$—	$3,093	$—	$3,764	$—
Preferred Stocks	—		—	35	—	35	—
Exchange-Traded Funds	147		—	—	—	147	—
Collateral for Securities Loaned	46		—	—	—	46	—
Total	864		—	3,128	—	3,992	—
Trivalent International Fund-Core Equity
Common Stocks	3,130	(b)	—	21,288	—	24,418	—
Preferred Stocks	79	(c)	—	137	—	216	—
Rights	—		—	3	—	3	—
Exchange-Traded Funds	399		—	—	—	399	—
Collateral for Securities Loaned	5		—	—	—	5	—
Total	3,613		—	21,428	—	25,041	—
Trivalent International Small-Cap Fund
Common Stocks	65,681	(d)	—	814,851	—	880,532	—
Collateral for Securities Loaned	27,348		—	—	—	27,348	—
Total	93,029		—	814,851	—	907,880	—
INCORE Total Return Bond Fund
Asset Backed Securities	—		—	6,106	—	6,106	—
Collateralized Mortgage Obligations	—		—	8,218	—	8,218	—
Corporate Bonds	—		—	52,091	—	52,091	—
Municipal Bonds	—		—	1,555	—	1,555	—
Residential Mortgage Backed Securities	—		—	496	—	496	—
U.S. Government Mortgage Backed Agencies	—		—	30,781	—	30,781	—
U.S. Treasury Obligations	—		—	5,040	—	5,040	—
Collateral for Securities Loaned	329		—	—	—	329	—
Futures Contracts	—		(7)	—	—	—	(7)
Credit Default Swap Agreements	—		—	—	157	—	157
Total	$329		$(7)	$104,287	$157	$104,616	$150

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  All securities categorized as Brazil, Chile, and Mexico and all ADRs.

(b)  All securities categorized as Brazil, Canada, and Mexico and all ADRs.

(c)  All securities categorized as Brazil.

(d)  All securities categorized as Canada.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings are as follows (in thousand):

Transfers from Level 1 to Level 2
Trivalent Emerging Markets Small-Cap Fund
Common Stocks	$28

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of December 31, 2016, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified on the Schedules of Portfolio Investments.

Exchange-Traded Funds:

Each Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

Each Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2016, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

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Credit Derivatives:

The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described on the Fund's Statement of Additional Information.

Credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of December 31, 2016, the INCORE Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

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Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank (the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Funds' Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of December 31, 2016:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan) (000)	Value of Cash Collateral Received (000)	Value of Non-cash Collateral Received (000)	Net Amount Due to Counterparty (000)	Net Amount (000)
Integrity Discovery Fund	$6,241	$6,241	$—	$222	$—
Integrity Mid-Cap Value Fund	435	435	—	27	—
Integrity Small-Cap Value Fund	85,184	85,184	—	3,180	—
Integrity Small/Mid-Cap Value Fund	182	182	—	6	—
Munder Multi-Cap Fund	3,526	3,526	—	87	—
S&P 500 Index Fund	500	500	—	14	—
Munder Mid-Cap Core Growth Fund	19,896	19,896	—	573	—
Munder Small Cap Growth Fund	47	47	—	4	—
Trivalent Emerging Markets Small-Cap Fund	43	43	—	3	—
Trivalent International Fund-Core Equity	5	5	—	—(a)	—
Trivalent International Small-Cap Fund	26,163	26,163	—	1,185	—
INCORE Total Return Bond Fund	317	317	—	12	—

(a)  Rounds to less than $1.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

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Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the INCORE Total Return Bond Fund. Dividends from net investment income, if any, are declared and paid quarterly for the S&P 500 Index Fund. Dividends from net investment income, if any, are declared and paid annually for the Integrity Discovery Fund, Integrity Mid-Cap Value Fund, Integrity Small-Cap Value Fund, Integrity Small/Mid-Cap Value Fund, Munder Multi-Cap Fund, Munder Mid-Cap Core Growth Fund, Munder Small Cap Growth Fund, Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Mortgage Dollar Rolls:

The INCORE Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage roll dollars from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in income on the Fund's Statement of Operations.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2016.

	Assets		Liabilities
Fund	Variation Margin on Futures Contracts*	Variation Margin on Credit Default Swap Agreements*	Variation Margin on Futures Contracts*
Equity Risk Exposure:
S&P Index 500 Fund	$3	$—	$—
Credit Risk Exposure:
INCORE Total Return Bond Fund	—	157	—
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	—	—	7

*  Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on credit default swap agreements as reported in the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements are reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2016.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Change in Net Unrealized Appreciation/Depreciation Recognized as a Result of Operations
Equity Risk Exposure:
S&P Index 500 Fund	$109	$14
Credit Risk Exposure:
INCORE Total Return Bond Fund	45	157
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	(155)	(120)

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds' financial statements. The adoption will have no effect on the Funds' net assets or results of operations.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2016 were as follows (in thousands):

Fund	Purchases (excluding U.S. Government Securities and Mortgage Dollar Rolls)	Sales (excluding U.S. Government Securities and Mortgage Dollar Rolls)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities	Purchases (including Mortgage Dollar Rolls and excluding U.S. Government Securities)	Sales (including Mortgage Dollar Rolls and excluding U.S. Government Securities)
Integrity Discovery Fund	$125,338	$67,336	$—	$—	$—	$—
Integrity Mid-Cap Value Fund	20,526	8,795	—	—	—	—
Integrity Small-Cap Value Fund	643,585	621,073	—	—	—	—
Integrity Small/Mid-Cap Value Fund	15,335	11,087	—	—	—	—
Munder Multi-Cap Fund	238,765	260,686	—	—	—	—
S&P 500 Index Fund	5,927	10,109	—	—	—	—
Munder Mid-Cap Core Growth Fund	1,391,820	2,172,276	—	—	—	—

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

Fund	Purchases (excluding U.S. Government Securities and Mortgage Dollar Rolls)	Sales (excluding U.S. Government Securities and Mortgage Dollar Rolls)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities	Purchases (including Mortgage Dollar Rolls and excluding U.S. Government Securities)	Sales (including Mortgage Dollar Rolls and excluding U.S. Government Securities)
Munder Small Cap Growth Fund	$2,311	$1,873	$—	$—	$—	$—
Trivalent Emerging Markets Small-Cap Fund	1,789	1,722	—	—	—	—
Trivalent International Fund-Core Equity Fund	12,379	8,891	—	—	—	—
Trivalent International Small-Cap Fund	287,494	257,436	—	—	—	—
INCORE Total Return Bond Fund	23,555	22,576	7,034	7,594	126,287	125,391

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

	Adviser Fee Tier and Rate
	Flat Rate
Integrity Discovery Fund	1.00%
	Up to $500 million	over $500 million
Integrity Mid-Cap Value Fund	0.75%	0.70%
	Up to $300 million	Over $300 million
Integrity Small-Cap Value Fund	0.90%	0.85%
	Up to $300 million	Over $300 million
Integrity Small/Mid-Cap Value Fund*	0.80%	0.75%
	Up to $1 billion	$1 billion — $2 billion	over $2 billion
Munder Multi-Cap Fund	0.75%	0.72%	0.70%

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

	Adviser Fee Tier and Rate
	Up to $250 million	$250 million — $500 million	over $500 million
S&P 500 Index Fund	0.20%	0.12%	0.07%
	Up to $6 billion	$6 billion — $8 billion	over $8 billion
Munder Mid-Cap Core Growth Fund	0.75%	0.70%	0.65%
	Flat Rate
Munder Small Cap Growth Fund	0.85%
	Flat Rate
Trivalent Emerging Markets Small-Cap Fund	1.10%
	Up to $1 billion	over $ 1 billion
Trivalent International Fund-Core Equity	0.80%	0.75%
	Up to $1 billion	over $1 billion
Trivalent International Small-Cap Fund	0.95%	0.90%
	Flat Rate
INCORE Total Return Bond Fund	0.40%

*  Prior to November 1, 2016, the advisory fee was 0.90% on the first $300 million and 0.85% on assets in excess of $300 million

Effective July 18, 2016, Citibank, N.A. ("Citibank") serves as custodian of all of the Funds' assets. Prior to July 18, 2016, KeyBank National Association ("KeyBank") served as custodian of all of the Funds' assets except the assets of the Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund, for which Citibank served as custodian. KeyBank received fees at an annualized rate of 0.005% of each Funds' aggregate average daily net assets, plus applicable per transaction fees. The Funds reimbursed KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

Effective November 7, 2016, VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Prior to November 7, 2016, VCM also served as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM was paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trusts, 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS") (formerly, SunGard Investor Services LLC) serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

EJV Financial Services LLC serves as the Trust's Chief Compliance Officer ("CCO"). Under the terms of the agreement, the Funds within the Trust, Victory Portfolios II, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), pay EJV Financial Services LLC $220 thousand annually for CCO consulting services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, except for S&P 500 Index Fund, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for INCORE Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.15% of the average daily net assets of Class A Shares of S&P 500 Index Fund. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of INCORE Fund for Income. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended December 31, 2016, the Distributor received approximately $39 thousand from commissions earned on sales of Class A Shares and the transfer agent received $5 thousand from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of December 31, 2016, the expense limits are as follows:

Fund	Class	Expense Limit(a)	Expense Limit(b)
Integrity Discovery Fund	Class A Shares	1.83%	N/A
Integrity Discovery Fund	Class C Shares	2.58%	N/A
Integrity Discovery Fund	Class R Shares	2.08%	2.08%
Integrity Discovery Fund	Class Y Shares	1.58%	N/A
Integrity Mid-Cap Value Fund	Class A Shares	1.50%	1.10	%(c)
Integrity Mid-Cap Value Fund	Class R6 Shares	1.21%	0.80	%(c)
Integrity Mid-Cap Value Fund	Class Y Shares	1.25%	0.85	%(c)
Integrity Small-Cap Value Fund	Class A Shares	1.50%	1.50%
Integrity Small-Cap Value Fund	Class C Shares	2.25%	N/A
Integrity Small-Cap Value Fund	Class R Shares	1.75%	1.75%
Integrity Small-Cap Value Fund	Class R6 Shares	1.07%	N/A
Integrity Small-Cap Value Fund	Class Y Shares	1.25%	N/A
Integrity Small/Mid-Cap Value Fund	Class A Shares	1.50%	1.13	%(c)
Integrity Small/Mid-Cap Value Fund	Class R6 Shares	1.21%	0.83	%(c)
Integrity Small/Mid-Cap Value Fund	Class Y Shares	1.25%	0.88	%(c)
Munder Multi-Cap Fund	Class A Shares	1.63%	N/A
Munder Multi-Cap Fund	Class C Shares	2.38%	N/A
Munder Multi-Cap Fund	Class R Shares	1.88%	1.88%
Munder Multi-Cap Fund	Class Y Shares	1.38%	N/A

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

Fund	Class	Expense Limit(a)	Expense Limit(b)
S&P 500 Index	Class A Shares	0.73%	N/A
S&P 500 Index	Class R Shares	1.08%	N/A
S&P 500 Index	Class Y Shares	0.58%	N/A
Munder Mid-Cap Core Growth Fund	Class A Shares	1.32%	1.32%
Munder Mid-Cap Core Growth Fund	Class C Shares	2.07%	N/A
Munder Mid-Cap Core Growth Fund	Class R Shares	1.57%	1.57%
Munder Mid-Cap Core Growth Fund	Class R6 Shares	0.89%	N/A
Munder Mid-Cap Core Growth Fund	Class Y Shares	1.07%	N/A
Munder Small Cap Growth Fund	Class A Shares	1.40%	1.40	%(c)
Munder Small Cap Growth Fund	Class I Shares	1.15%	1.15	%(c)
Munder Small Cap Growth Fund	Class Y Shares	1.25%	1.25	%(c)
Trivalent Emerging Markets Small-Cap Fund	Class A Shares	1.74%	1.73%
Trivalent Emerging Markets Small-Cap Fund	Class Y Shares	1.48%	1.48%
Trivalent International Fund-Core Equity	Class A Shares	1.47%	1.47%
Trivalent International Fund-Core Equity	Class C Shares	2.22%	2.22%
Trivalent International Fund-Core Equity	Class I Shares	0.96%	0.96%
Trivalent International Fund-Core Equity	Class R6 Shares	0.96%	0.96	%(c)
Trivalent International Fund-Core Equity	Class Y Shares	1.22%	1.22%
Trivalent International Small-Cap Fund	Class A Shares	1.35%	1.35%
Trivalent International Small-Cap Fund	Class C Shares	2.10%	2.10%
Trivalent International Small-Cap Fund	Class I Shares	0.95%	0.95%
Trivalent International Small-Cap Fund	Class R6 Shares	1.10%	1.10%
Trivalent International Small-Cap Fund	Class Y Shares	1.10%	1.10%
INCORE Total Return Bond Fund	Class A Shares	0.85%	0.85%
INCORE Total Return Bond Fund	Class C Shares	1.60%	1.60%
INCORE Total Return Bond Fund	Class R6 Shares	0.58%	0.58	%(c)
INCORE Total Return Bond Fund	Class Y Shares	0.60%	0.60%

(a) Was in effect until October 31, 2016.

(b) In effect until at least October 31, 2017 (unless otherwise noted).

(c) In effect until October 31, 2018.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of December 31, 2016, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Fund	Expires 6/30/17	Expires 6/30/18	Expires 6/30/19	Expires 6/30/20	Total
Integrity Discovery Fund	$—	$6,533	$4,093	$1,040	$11,666
Integrity Mid-Cap Value Fund	184,898	65,624	21,782	30,924	303,228
Integrity Small-Cap Value Fund	124,655	97,490	192,146	74,221	488,512
Integrity Small/Mid-Cap Value Fund	175,734	75,998	16,690	24,364	292,786
Munder Multi-Cap Fund	—	3,318	5,989	735	10,042
Munder Mid-Cap Core Growth Fund	—	662,730	200,757	397,131	1,260,618
Munder Small Cap Growth Fund	—	1,998	64,679	19,010	85,687
Trivalent Emerging Markets Small-Cap Fund	234,275	128,388	31,112	27,474	421,249

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

Fund	Expires 6/30/17	Expires 6/30/18	Expires 6/30/19	Expires 6/30/20	Total
Trivalent International Fund — Core Equity	$273,200	$175,284	$53,530	$35,155	$537,169
Trivalent International Small-Cap Fund	865,812	1,043,661	1,836,141	860,625	4,606,239
INCORE Total Return Bond Fund	—	168,991	77,191	37,638	283,820

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2016.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

disposition of securities. Citibank received a commitment fee of 0.10% on $50 million for providing the Line of Credit through July 28, 2016. As of July 29, 2016, Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended December 31, 2016, Citibank earned approximately $68 thousand for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

The average loan for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2016 were as follows (Average Loan in thousands):

Fund	Amount Outstanding at December 31, 2016 (000s)	Average Borrowing* (000s)	Days Borrowings Outstanding	Average Interest Rate
Munder Mid-Cap Core Growth Fund	$—	$1,667	3	1.52%
Trivalent International Small-Cap Fund	—	4,390.00	5	1.52%

*  For the six months ended December 31, 2016, based on the number of days borrowings were outstanding.

As of December 31, 2016, the Funds had no loans outstanding with Citibank.

7.  Capital Contribution from Prior Custodian:

The Funds received notification from the Funds' prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014, the end of the Funds' contract with State Street. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

The total refund State Street will pay each Fund is reflected on the Statements of Assets and Liabilities as "Receivable from Prior Custodian, Net" and is anticipated to be received during January 2017. Based on billing information received from State Street, and an analysis of previously merged or reorganized fund events, and expense limitation agreements in place during the period of the over-billing, the Adviser is due a portion of the refund, due to additional expenses waived or reimbursed by the Adviser during the period of the over-billing, as reflected on the Statements of Assets and Liabilities as "Reimbursement due to Adviser".

The portion of the refund to be retained by the Funds is accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending June 30, 2016.

The tax character of distributions paid during the most recent fiscal year ended June 30, 2016 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Year Ended June 30, 2016
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Integrity Discovery Fund	$—	$7,806	$7,806	$7,806
Integrity Mid-Cap Value Fund	61	176	237	237

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

	Year Ended June 30, 2016
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Integrity Small-Cap Value Fund	$936	$22,645	$23,581	$23,581
Integrity Small/Mid-Cap Value Fund	92	—	92	92
Munder Multi-Cap Fund	27,520	54,652	82,172	82,172
S&P 500 Index Fund	4,371	22,766	27,137	27,137
Munder Mid-Cap Core Growth Fund	23,330	526,019	549,349	549,349
Trivalent Emerging Markets Small-Cap Fund	27	—	27	27
Trivalent International Fund-Core Equity	386	—	386	386
Trivalent International Small-Cap Fund	7,362	7,998	15,360	15,360
INCORE Total Return Bond Fund	3,684	—	3,684	3,684

As of the most recent tax year ended June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
Integrity Discovery Fund	$—	$5,484	$5,484	$—	$(365)	$11,575	$16,694
Integrity Mid-Cap Value Fund	46	—	46	—	(540)	2,225	1,731
Integrity Small-Cap Value Fund	5,820	—	5,820	(68,587)	—	147,895	85,128
Integrity Small/Mid-Cap Value Fund	—	—	—	(1,661)	—	2,273	612
Munder Multi-Cap Fund	—	—	—	(8,334)	(1,713)	27,208	17,161
S&P 500 Index Fund	184	14,718	14,902	—	—	159,076	173,978
Munder Mid-Cap Core Growth Fund	—	371,887	371,887	—	—	1,365,584	1,737,471
Munder Small Cap Growth Fund	—	—	—	(195)	(9)	(416)	(620)
Trivalent Emerging Markets Small-Cap Fund	26	—	26	(260)	—	192	(42)
Trivalent International Fund-Core Equity	172	—	172	(30,389)	(4,672)	524	(34,365)
Trivalent International Small-Cap Fund	10,185	—	10,185	—	(21,203)	50,847	39,829

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
INCORE Total Return Bond Fund	$755	$—	$755	$(5,757)	$—	$1,162	$(3,840)

*  Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the end of their most recent tax year ended June 30, 2016, the following Funds had net capital loss carryforwards ("CLCF") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

	Expiration Year
	2017	2018	Total
Trivalent International Fund-Core Equity	$25,858	$—	$25,858
INCORE Total Return Bond Fund	—	3,447	3,447

During the most recent tax year ended June 30, 2016 the Munder Multi-Cap Fund, Trivalent International Fund-Core Equity and INCORE Total Return Bond Fund utilized $1,943, $4,133 and $45 respectively, (in thousands) of capital loss carryforwards. During the most recent tax year ended June 30, 2016, $584 (in thousands) of capital loss carryforwards expired in the Munder Multi-Cap Fund.

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

	Expiration Year
	2017	2018	2019	Total
Munder Multi-Cap Fund	$2,420	$5,914	$—	$8,334
Trivalent International Fund-Core Equity	—	2,656	989	3,645

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Integrity Small-Cap Value Fund	$61,700	$6,887	$68,587
Integrity Small/Mid-Cap Value Fund	1,607	54	1,661
Munder Small Cap Growth Fund	176	19	195
Trivalent Emerging Markets Small-Cap Fund	260	—	260
INCORE Total Return Bond Fund	—	2,310	2,310

CLCFs not subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
Trivalent International Fund-Core Equity	$886	$—	$886

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At December 31, 2016, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Integrity Discovery Fund	$147,590	$38,604	$(1,988)	$36,616
Integrity Mid-Cap Value Fund	30,240	4,836	(363)	4,473
Integrity Small-Cap Value Fund	1,799,699	535,896	(28,995)	506,901
Integrity Small/Mid-Cap Value Fund	25,414	6,653	(425)	6,228
Munder Multi-Cap Fund	369,926	48,457	(6,528)	41,929
S&P 500 Index Fund	73,865	174,402	(4,356)	170,046
Munder Mid-Cap Core Growth Fund	3,092,186	1,310,227	(50,157)	1,260,070
Munder Small Cap Growth Fund	5,281	856	(458)	398
Trivalent Emerging Markets Small-Cap Fund	3,766	503	(277)	226
Trivalent International Fund-Core Equity	23,879	2,312	(1,150)	1,162
Trivalent International Small-Cap Fund	836,888	113,109	(42,117)	70,992
INCORE Total Return Bond Fund	105,709	1,168	(2,261)	(1,093)

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2016, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Charles Schwab & Co., Inc.	Integrity Discovery Fund	26.4%
Edward D. Jones & Co., L.P.	Integrity Mid-Cap Value Fund	35.2%
National Financial Services LLC	Integrity Mid-Cap Value Fund	44.8%
Edward D. Jones & Co., L.P.	Integrity Small/Mid-Cap Value Fund	33.5%
Mac & Co.	Integrity Small/Mid-Cap Value Fund	32.6%
Vanguard Fiduciary Trust Co.	Integrity Small/Mid-Cap Value Fund	25.0%
Brian S Matuszak	Munder Small Cap Growth Fund	29.3%
Tony Yee Dong	Munder Small Cap Growth Fund	54.1%
Matrix Trust Company	Trivalent Emerging Markets Small-Cap Fund	55.1%
Comerica Bank	Trivalent Internationall Fund-Core Equity	40.7%
Comerica Bank	INCORE Total Return Bond Fund	48.1%

10.  Legal & Regulatory Matters:

Hundreds of former Tribune Company shareholders, including the predecessor fund to the S&P 500 Index Fund, have been named as defendants in two cases arising out of the Tribune Company's 2007 leveraged buyout transaction ("LBO"). In Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the "FitzSimons action"), the plaintiff asserts claims against certain insiders, shareholders, professional advisers, and others involved in the LBO. Separately, the complaint also seeks to obtain from former alleged Tribune shareholders any proceeds they received in connection with the LBO.

In June 2011, certain Tribune creditors filed numerous additional actions asserting state law constructive fraudulent conveyance claims (the "SLCFC actions") against specifically-named former alleged Tribune shareholders and, in some cases, putative defendant classes comprised of former Tribune shareholders.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding entitled In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the "MDL Proceeding"). On August 2,

Victory Portfolios	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

2013, the plaintiff in the FitzSimons action filed a Fifth Amended Complaint. On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action. The Court has not yet issued a decision on the motions.

On September 23, 2013, the District Court granted the defendants' motion to dismiss the SLCFC actions on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs in the SLCFC actions filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the Second Circuit affirmed the dismissal. The individual creditor plaintiffs have petitioned the second circuit for rehearing of the appeal, and that petition is pending.

The predecessor fund to the Victory S&P 500 Index Fund has been named as a defendant in the FitzSimons action because it was among a class of defendants that tendered Tribune shares in the LBO. The complaints, however, allege no misconduct by the Fund. The value of the proceeds received by the Fund was approximately $357,000. At this time, the Fund cannot predict with any reasonable certainty the probable outcome of these proceedings. Consequently, management is unable to estimate the possible loss that may result.

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

Victory Portfolios	Supplemental Information December 31, 2016

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 47 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 17 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 69	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual U.S. Asset Management (2002-2014).
E. Lee Beard, 65*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 62	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 63	Trustee	February 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 59*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 55	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 44**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 47	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer	May 2006	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Edward J. Veilleux, 73	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 56	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 through December 31, 2016.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period 7/1/16-12/31/16*	Annualized Net Expense Ratio During Period 7/1/16-12/31/16
Integrity Discovery Fund
Class A Shares	$1,000.00	$1,280.40	$8.79	1.53%
Class C Shares	1,000.00	1,274.90	13.65	2.38%
Class R Shares	1,000.00	1,276.60	11.94	2.08%
Class Y Shares	1,000.00	1,281.60	7.71	1.34%
Integrity Mid-Cap Value
Class A Shares	1,000.00	1,116.70	7.79	1.46%
Class R6 Shares	1,000.00	1,118.40	5.71	1.07%
Class Y Shares	1,000.00	1,118.50	5.18	0.97%
Integrity Small-Cap Value
Class A Shares	1,000.00	1,223.30	8.41	1.50%
Class C Shares	1,000.00	1,219.20	12.19	2.18%
Class R Shares	1,000.00	1,221.90	9.80	1.75%
Class R6 Shares	1,000.00	1,226.70	5.44	0.97%
Class Y Shares	1,000.00	1,225.60	6.23	1.11%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

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	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period 7/1/16-12/31/16*	Annualized Net Expense Ratio During Period 7/1/16-12/31/16
Integrity Small-Mid Value
Class A Shares	$1,000.00	$1,172.70	$7.50	1.37%
Class R6 Shares	1,000.00	1,174.50	5.97	1.09%
Class Y Shares	1,000.00	1,174.20	6.08	1.11%
Munder Multi-Cap Fund
Class A Shares	1,000.00	1,073.10	7.63	1.46%
Class C Shares	1,000.00	1,068.90	11.99	2.30%
Class R Shares	1,000.00	1,071.20	9.81	1.88%
Class Y Shares	1,000.00	1,075.80	5.28	1.01%
S&P 500 Index Fund
Class A Shares	1,000.00	1,075.10	3.09	0.59%
Class R Shares	1,000.00	1,072.60	5.07	0.97%
Class Y Shares	1,000.00	1,076.00	1.88	0.36%
Munder Mid-Cap Core Growth
Class A Shares	1,000.00	1,055.30	6.84	1.32%
Class C Shares	1,000.00	1,052.00	10.40	2.01%
Class R Shares	1,000.00	1,054.20	8.13	1.57%
Class R6 Shares	1,000.00	1,057.90	4.51	0.87%
Class Y Shares	1,000.00	1,056.80	5.55	1.07%
Munder Small Cap Growth Fund
Class A Shares	1,000.00	1,176.90	7.68	1.40%
Class I Shares	1,000.00	1,178.70	6.32	1.15%
Class Y Shares	1,000.00	1,177.70	6.86	1.25%
Trivalent Emerging Markets Small-Cap
Class A Shares	1,000.00	1,001.10	8.73	1.73%
Class Y Shares	1,000.00	1,002.30	7.47	1.48%
Trivalent International Core Equity
Class A Shares	1,000.00	1,046.00	7.58	1.47%
Class C Shares	1,000.00	1,043.30	10.97	2.13%
Class I Shares	1,000.00	1,049.20	4.96	0.96%
Class R6 Shares	1,000.00	1,048.50	4.96	0.96%
Class Y Shares	1,000.00	1,048.70	6.30	1.22%
Trivalent International Small-Cap
Class A Shares	1,000.00	1,030.70	6.91	1.35%
Class C Shares	1,000.00	1,026.60	10.73	2.10%
Class I Shares	1,000.00	1,031.80	4.87	0.95%
Class R6 Shares	1,000.00	1,031.20	5.63	1.10%
Class Y Shares	1,000.00	1,031.40	5.63	1.10%
INCORE Total Return Bond Fund
Class A Shares	1,000.00	983.50	4.25	0.85%
Class C Shares	1,000.00	980.20	7.99	1.60%
Class R6 Shares	1,000.00	985.30	2.90	0.58%
Class Y Shares	1,000.00	985.20	2.95	0.59%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period 7/1/16-12/31/16*	Annualized Expense Ratio During Period 7/1/16-12/31/16
Integrity Discovery Fund
Class A Shares	$1,000.00	$1,017.49	$7.78	1.53%
Class C Shares	1,000.00	1,013.21	12.08	2.38%
Class R Shares	1,000.00	1,014.72	10.56	2.08%
Class Y Shares	1,000.00	1,018.45	6.82	1.34%
Integrity Mid-Cap Value
Class A Shares	1,000.00	1,017.85	7.43	1.46%
Class R6 Shares	1,000.00	1,019.81	5.45	1.07%
Class Y Shares	1,000.00	1,020.32	4.94	0.97%
Integrity Small-Cap Value
Class A Shares	1,000.00	1,017.64	7.63	1.50%
Class C Shares	1,000.00	1,014.22	11.07	2.18%
Class R Shares	1,000.00	1,016.38	8.89	1.75%
Class R6 Shares	1,000.00	1,020.32	4.94	0.97%
Class Y Shares	1,000.00	1,019.61	5.65	1.11%
Integrity Small-Mid Value
Class A Shares	1,000.00	1,018.30	6.97	1.37%
Class R6 Shares	1,000.00	1,019.71	5.55	1.09%
Class Y Shares	1,000.00	1,019.61	5.65	1.11%
Munder Multi-Cap Fund
Class A Shares	1,000.00	1,017.85	7.43	1.46%
Class C Shares	1,000.00	1,013.61	11.67	2.30%
Class R Shares	1,000.00	1,015.73	9.55	1.88%
Class Y Shares	1,000.00	1,020.11	5.14	1.01%
S&P 500 Index Fund
Class A Shares	1,000.00	1,022.23	3.01	0.59%
Class R Shares	1,000.00	1,020.32	4.94	0.97%
Class Y Shares	1,000.00	1,023.39	1.84	0.36%
Munder Mid-Cap Core Growth
Class A Shares	1,000.00	1,018.55	6.72	1.32%
Class C Shares	1,000.00	1,015.07	10.21	2.01%
Class R Shares	1,000.00	1,017.29	7.98	1.57%
Class R6 Shares	1,000.00	1,020.82	4.43	0.87%
Class Y Shares	1,000.00	1,019.81	5.45	1.07%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

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	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period 7/1/16-12/31/16*	Annualized Expense Ratio During Period 7/1/16-12/31/16
Munder Small Cap Growth Fund
Class A Shares	$1,000.00	$1,018.15	$7.12	1.40%
Class I Shares	1,000.00	1,019.41	5.85	1.15%
Class Y Shares	1,000.00	1,018.90	6.36	1.25%
Trivalent Emerging Markets Small-Cap
Class A Shares	1,000.00	1,016.48	8.79	1.73%
Class Y Shares	1,000.00	1,017.74	7.53	1.48%
Trivalent International Core Equity
Class A Shares	1,000.00	1,017.80	7.48	1.47%
Class C Shares	1,000.00	1,014.47	10.82	2.13%
Class I Shares	1,000.00	1,020.37	4.89	0.96%
Class R6 Shares	1,000.00	1,020.37	4.89	0.96%
Class Y Shares	1,000.00	1,019.06	6.21	1.22%
Trivalent International Small-Cap
Class A Shares	1,000.00	1,018.40	6.87	1.35%
Class C Shares	1,000.00	1,014.62	10.66	2.10%
Class I Shares	1,000.00	1,020.42	4.84	0.95%
Class R6 Shares	1,000.00	1,019.66	5.60	1.10%
Class Y Shares	1,000.00	1,019.66	5.60	1.10%
INCORE Total Return Bond Fund
Class A Shares	1,000.00	1,020.92	4.33	0.85%
Class C Shares	1,000.00	1,017.14	8.13	1.60%
Class R6 Shares	1,000.00	1,022.28	2.96	0.58%
Class Y Shares	1,000.00	1,022.23	3.01	0.59%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

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Portfolio Holdings:

(As a Percentage of Total Investments)

Integrity Discovery Fund	Integrity Mid-Cap Value Fund

Integrity Small-Cap Value Fund	Integrity Small/Mid-Cap Value Fund

Munder Multi-Cap Fund	S&P 500 Index Fund

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Munder Mid-Cap Core Growth Fund	Munder Small Cap Growth Fund

Trivalent Emerging Markets Small-Cap Fund	Trivalent International Fund-Core Equity

Trivalent International Small-Cap Fund	INCORE Total Return Bond Fund

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 7, 2016. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 25-26, 2016, and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to the Adviser by the Funds for administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees and management fees with a universe of comparable mutual funds compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group. With respect to the Integrity Discovery Fund, Integrity Mid-Cap Value Fund, Integrity Small-Cap Value Fund, Integrity Small/Mid-Cap Value Fund, Munder Mid-Cap Core Growth Fund, Trivalent International Fund — Core Equity Fund, Trivalent International Small-Cap Fund and INCORE Total Return Bond Fund, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and any differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the Fund's performance and the performance of the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Victory Portfolios	Supplemental Information — continued December 31, 2016

  (Unaudited)

Integrity Discovery Fund

The Board considered that the Integrity Discovery Fund's gross annual management fee of 1.090% was higher than the median gross management fee of 1.000% charged to the funds in the Fund's peer group. The Board noted that there were no breakpoints in the advisory fee structure. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.600% was less than the median expense ratio for the peer group of 1.610%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the peer group for the one-, and ten-year periods and outperformed the peer group for the three- and five year period and the benchmark index in all of the periods reviewed.

Having concluded, among other things, that: (1) the Integrity Discovery Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well as compared to its peer group for two of the periods reviewed and its benchmark index during all of the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Mid-Cap Value Fund

The Board considered that the Integrity Mid-Cap Value Fund's gross annual management fee of 0.847% was lower than the median gross management fee 0.901% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.500% was higher than the median expense ratio of 1.300% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. Noting that the Fund began operations in 2011, the Board then compared the Fund's Class A performance for the one-, three- and five-year periods ended July 31, 2016, to that of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the peer group and underperformed the benchmark index in each of the periods reviewed.

Having concluded, among other things, that: (1) the Integrity Mid-Cap Value Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable; (3) the Adviser's willingness to limit the Fund's expenses for certain classes for a period of time would provide stability to the Fund's expenses for those share classes during those periods; and (4) the Fund had performed well as compared to its peer group during the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small-Cap Value Fund

The Board considered that the Integrity Small-Cap Value Fund's gross annual management fee of 0.949% was higher than the median gross management fee of 0.823% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.500% was higher than the median expense ratio of 1.290% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the peer group and the benchmark index for the one- and three-year periods and outperformed both the peer group and benchmark index for the five- and ten-year periods.

Having concluded, among other things, that: (1) the Integrity Small-Cap Value Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's

Victory Portfolios	Supplemental Information — continued December 31, 2016

  (Unaudited)

expenses for those share classes during that period; and (4) the Fund had performed well as compared to its peer group and benchmark index during the longer-term periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small/Mid-Cap Value Fund

The Board considered that the Integrity Small/Mid-Cap Value Fund's gross annual management fee of 0.996% was higher than the median gross management fee of 0.802% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.500% was higher than the median expense ratio of 1.310% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. Noting that the Fund began operations in 2011, the Board then compared the Fund's Class A performance for the one-, three- and five-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the peer group and benchmark index in all periods reviewed. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the Integrity Small/Mid-Cap Value Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable, taking into consideration the Adviser's waivers and reimbursements; (3) the Adviser's willingness to limit expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during those periods; and (4) the Fund's underperformance was consistent with expectations under current market conditions, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Multi-Cap Fund

The Board considered that the Munder Multi-Cap Fund's gross annual management fee of 0.838% was higher than the median gross management fee of 0.755% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.460% was higher than the median expense ratio of 1.150% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the peer group and benchmark index for the three- and ten-year periods and underperformed both the peer group and benchmark index for the one- and five-year periods.

Having concluded, among other things, that: (1) the Munder Multi-Cap Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable; (3) the Adviser's willingness to limit expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well over both short and longer-term time periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

S&P 500 Index Fund

The Board considered that the S&P 500 Index Fund's gross annual management fee of 0.290% was higher than the median gross management fee of 0.180% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.580% was higher than the median comparable expense ratio of 0.540% for the peer group. The Board considered the Adviser's willingness to waive its fees and reimburse expenses of certain classes in the past, but noted that the Adviser would not be doing so in the coming year since the expense ratios for all classes of the Funds had decreased to the target levels set by the Adviser. The Board then compared the Fund's Class A performance for

Victory Portfolios	Supplemental Information — continued December 31, 2016

  (Unaudited)

the one-, three-, five- and ten-year periods ended July 31, 2016 to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed its peer group in each of the periods reviewed except the one-year period and the benchmark index in each of the periods reviewed. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the S&P 500 Index Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's past willingness to limit the expenses certain classes; and (4) the Fund's underperformance was consistent with expectations under current market conditions, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Mid-Cap Core Growth Fund

The Board considered that the Munder Mid-Cap Core Growth Fund's gross annual management fee of 0.838% was higher than the median gross management fee of 0.767% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.320% was higher than the median expense ratio of 1.240% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average of the group and benchmark index for the same periods and considered the fact that the Fund underperformed both the peer group and the benchmark index in each of the periods reviewed. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the Munder Mid-Cap Core Growth Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable; (3) the Adviser's willingness to limit expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's underperformance was consistent with expectations under current market conditions, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Small Cap Growth Fund

The Board considered that the Munder Small Cap Growth Fund's gross annual management fee of 0.994% was higher than the median gross management fee of 0.863% charged to the funds in the Fund's peer group. The Board noted that there were no breakpoints in the advisory fee structure. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.400% was higher than the median expense ratio of 1.370% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of each class for a specified period of time, as described in the Fund's prospectus. Noting that the Fund began operations in 2015, the Board then compared the Fund's Class A performance for the one-year period ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the peer group and benchmark index for the period reviewed. The Board considered the Funds short track record.

Having concluded, among other things, that: (1) the Munder Small Cap Growth Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable, taking into consideration the Adviser's waivers and reimbursements; and (3) the Adviser's willingness to limit expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during those periods, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios	Supplemental Information — continued December 31, 2016

  (Unaudited)

Trivalent Emerging Markets Small-Cap Fund

The Board considered that the Trivalent Emerging Markets Small-Cap Fund's gross annual management fee of 1.803% was higher than the median gross management fee of 1.276% charged to the funds in the Fund's peer group. The Board noted that there were no breakpoints in the advisory fee structure. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.730% was lower than the median expense ratio of 1.765% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of each class for a specified period of time, as described in the Fund's prospectus. Noting that the Fund began operations in 2013, the Board then compared the Fund's Class A performance for the one- and three-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the peer group and benchmark index for each of the periods reviewed.

Having concluded, among other things, that: (1) the Trivalent Emerging Markets Small-Cap Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit expenses of each class for a period of time would provide stability to the Fund's expenses for those share classes during those periods; and (4) the Fund had performed well as compared to its peer group and benchmark index, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Fund — Core Equity

The Board considered that the Trivalent International Fund — Core Equity's gross annual management fee of 1.019% was higher than the median gross management fee of 0.853% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.470% was higher than the median expense ratio of 1.400% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of each class for a specified period of time, as described in the Fund's prospectus. Noting that the Fund began operations in 2007, the Board then compared the Fund's Class A performance for the one-, three- and five-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both its peer group and benchmark index for the three-year period and five-year period and its peer group for the one-year period. The Board noted that the Fund underperformed the benchmark index for the one-year period.

Having concluded, among other things, that: (1) the Trivalent International Fund — Core Equity's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable; (3) the Adviser's willingness to limit expenses of each class for a period of time would provide stability to the Fund's expenses for those share classes during those periods; and (4) the Fund had performed well as compared to its peer group and benchmark index over the longer time periods, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Small-Cap Fund

The Board considered that the Trivalent International Small-Cap Fund's gross annual management fee of 1.043% was higher than the median gross management fee of 0.996% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.350% was lower than the median expense ratio of 1.500% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of each class for a specified period of time, as described in the Fund's prospectus. Noting that the Fund began operations in 2007, the Board then compared the Fund's Class A performance for the one-, three- and five-year periods ended July 31, 2016, to the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the both the peer group and benchmark index for the three- and five-year periods but underperformed both the peer group and the benchmark index for the one-year period.

Victory Portfolios	Supplemental Information — continued December 31, 2016

  (Unaudited)

Having concluded, among other things, that: (1) the Trivalent International Small-Cap Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit expenses of each class for a period of time would provide stability to the Fund's expenses for those share classes during those periods; and (4) the Fund had performed well as compared to its peer group and benchmark index over the longer time periods, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Total Return Bond Fund

The Board considered that the INCORE Total Return Bond Fund's gross annual management fee of 0.509% was equal to the median gross management fee charged to the funds in the Fund's peer group. The Board noted that there were no breakpoints in the advisory fee structure. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.850% was equal to the median annual expense ratio for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of each class for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to the average performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the peer group and benchmark index for the one-, three- and ten-year periods. The Board noted that the Fund outperformed both the peer group and benchmark index for the five-year period.

Having concluded, among other things, that: (1) the INCORE Total Return Bond Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit expenses of each class for a period of time would provide stability to the Fund's expenses for those share classes during those periods; and (4) the Fund's underperformance was consistent with expectations under current market conditions, the Board agreed that the Agreement continued to be in the best interests of this Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-MUNDER-SAR (12/16)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Schedule of Investments.

(a)                                 Not applicable.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)                                 File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)                  Not applicable — only for annual reports.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)                  Not applicable.

(b)                                 Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)	*/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer
Date	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	* /s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer
Date	February 27, 2017

By (Signature and Title)	* /s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer
Date	February 27, 2017